Registration Nos. 333-195390 and 811-22959

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23, 2016

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

The Securities Act of 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT

UNDER

The Investment Company Act of 1940

Amendment No. 38	☒

(Check appropriate box or boxes)

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s Telephone Number, including area code: (212) 554-1234

Patricia Louie, Esq.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and address of agent for service)

Please send copies of all communications to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment

Title of Securities Being Registered: Class A, Class I, Class R and Class T Shares of Beneficial Interest

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☒	on March 1, 2017 pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A –	Prospectus for: 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and 1290 Retirement 2060 Fund (together, the “Funds”)

Part B – Statement of Additional Information for the Funds

Part C – Other Information

Signature Page

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

1290 Funds______®

Prospectus dated March     , 2017

This Prospectus describes the Funds listed below. Each Fund has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

1290 Retirement Funds	Share Class (Ticker)

1290 Retirement 2020 Fund	Class A (TNIAX);
Class T [( )];
Class I (TNIIX);
Class R (TNIRX)

1290 Retirement 2025 Fund	Class A (TNJAX);
Class T [( )];
Class I (TNJIX);
Class R (TNJRX)

1290 Retirement 2030 Fund	Class A (TNKAX);
Class T [( )];
Class I (TNKIX);
Class R (TNKRX)

1290 Retirement 2035 Fund	Class A (TNLAX);
Class T [( )];
Class I (TNLIX);
Class R (TNLRX)

1290 Retirement 2040 Fund	Class A (TNNAX);
Class T [( )];
Class I (TNNIX);
Class R (TNNRX)

1290 Retirement 2045 Fund	Class A (TNOAX);
Class T [( )];
Class I (TNOIX);
Class R (TNORX)

1290 Retirement 2050 Fund	Class A (TNPAX);
Class T [( )];
Class I (TNWIX);
Class R (TNPRX)

1290 Retirement 2055 Fund	Class A (TNQAX);
Class T [( )];
Class I (TNQIX);
Class R (TNQRX)

1290 Retirement 2060 Fund	Class A (TNRAX);
Class T [( )];
Class I (TNXIX);
Class R (TNXRX)

1290 Funds® and 1290 Asset Managers® are registered service marks of AXA Equitable Funds Management Group, LLC, New York, NY 10104.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

A/T/I/R Master

(78817)

1290 Funds

1290 Funds	Table of contents	1

1. About the Funds

1290 Retirement 2020 Fund – Class A (TNIAX), T [(            )], I (TNIIX), R (TNIRX) Shares

Investment Objective: Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 Retirement 2020 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	2.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	None	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Retirement 2020 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.50%
Other Expenses[2]	0.45%	0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	1.29%	1.29%	1.04%	1.54%
Fee Waiver and/or Expense Reimbursement[3]	–0.34%	–0.34%	–0.34%	–0.34%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	0.95%	0.70%	1.20%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	Based on estimated amounts for the current fiscal year.
[3]

Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.70% for Class A shares, Class T shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2018.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years
Class A Shares		$642		$905
Class T Shares	$	[ ]	$	[ ]
Class I Shares		$72		$297
Class R Shares		$122		$453

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus, and therefore, its turnover rate during the most recent fiscal year is not available.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: The Fund seeks to achieve its objective by investing in exchange traded securities of other investment companies or investment vehicles (the “Underlying ETFs”), which represent a variety of asset classes. The Fund is managed to target 2020 as the specific year of planned retirement (the “retirement year” or “target year”). The retirement year also assumes that an investor retires at age 65; however, the Fund should not be selected solely on the basis of an investor’s age or the target year. The Fund’s asset mix will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time it is intended that the asset mix will become relatively stable. The Fund balances the need for

1290 Funds	About the Funds	1

appreciation with the need for income as retirement approaches, and focuses on supporting an income stream over a long-term retirement withdrawal horizon. The Fund is not designed for a lump sum redemption at the target year and does not guarantee a particular level of income. The Fund maintains significant allocations to equities both prior to and after the target year and is generally expected to reach its most conservative allocation 10 years after the target year. The asset classes in which the Fund may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, and short-term investments such as money market instruments). The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying ETFs in which the Fund may invest may also invest in fixed income securities of any maturity, duration or credit quality. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying ETF) as deemed appropriate by the Adviser. The following chart shows the Fund’s target allocation for the various asset classes (as represented by the holdings of the Underlying ETFs in which the Fund invests) as of the date of this Prospectus.

1290 Retirement 2020 Fund Targets

Approximate Number of Years Before/After Retirement Year	4 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	41%	35%	30%	15%
International Equity	17%	15%	10%	5%
Fixed Income	42%	50%	60%	80%

The following chart illustrates how the asset mix of the Fund will vary over time. In general, the asset mix of the Fund will gradually shift from one comprised largely of Underlying ETFs that emphasize investments in stocks to one that increasingly favors Underlying ETFs that emphasize investments in bonds and money market instruments.

The Fund’s investment adviser, 1290 Asset Managers® (the “Adviser”), establishes the asset mix of the Fund and selects the specific Underlying ETFs in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying ETFs (such as risk, volatility, and the potential for growth and income), as well as its outlook for the economy and financial markets.

With respect to its allocation to equity securities, under normal market conditions, the Fund will invest in Underlying ETFs that, in turn, invest substantially all of their assets in equity securities that have lower absolute volatility than the broader markets in which the ETF invests. Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Adviser may change the asset allocation targets and may add new Underlying ETFs or replace or eliminate existing Underlying ETFs without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in an Underlying ETF believed to offer superior investment opportunities.

The Adviser will permit the relative weightings of the Fund’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15%. Beyond those ranges, the Adviser generally will use cash flows, and periodically will rebalance the Fund’s investments, to keep the Fund within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes.

The Underlying ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, the Center for Research in Securities Prices, FTSE Group, or Barclay’s) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

2	About the Funds	1290 Funds

The Principal Risks of Investing in the Fund

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks. The Fund is also subject to the risks associated with the Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying ETFs for additional information about these risks. In this section, the term “Fund” may include the Fund, an Underlying ETF, or both.

•

Asset Class Risk — There is the risk that the returns from the asset classes, or types of securities, in which the Fund invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

•

Credit Risk — The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Interest Rate Risk — The Fund is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of the Fund’s debt securities generally declines. A Fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a Fund with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Fund is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

•

Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Fund considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by an investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Market Risk — The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole.

•

Mid-Cap and Small-Cap Company Risk — The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower

1290 Funds	About the Funds	3

product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

•

Mortgage-Backed and Asset-Backed Securities Risk — The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

•

New Fund Risk — The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

•

Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, deemed to be of comparable quality by an investment manager) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

•	Portfolio Management Risk — The Fund is subject to the risk that strategies used by an investment manager and their securities selections fail to produce the intended results.

•

Risks Related to Investments in Underlying ETFs — The Fund’s shareholders will indirectly bear the fees and expenses paid by the Underlying ETFs in which it invests, in addition to the Fund’s direct fees and expenses. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Fund’s net asset value will be subject to fluctuations in the market values of the Underlying ETFs in which it invests. The Fund is also subject to the risks associated with the securities or other investments in which the Underlying ETFs invest and the ability of the Fund to meet its investment objective will directly depend on the ability of the Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying ETF, which will vary.

•

Target Date Risk — The Fund does not provide guaranteed income or payouts to an investor at or after the target year. An investment in the Fund will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Fund’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held, and the Fund’s returns over time.

•

Volatility Risk — The Underlying ETFs selected by the Adviser may be unsuccessful in maintaining portfolios of investments that minimize volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities held by the Underlying ETFs may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.

Risk/Return Bar Chart and Table

The Fund is newly offered. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers®

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection of investments in Underlying ETFs for the Fund are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	March 2017
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	March 2017
Xavier Poutas, CFA®	Assistant Portfolio Manager of the Adviser	March 2017
Miao Hu, CFA®	Assistant Portfolio Manager of the Adviser	March 2017

4	About the Funds	1290 Funds

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be effected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	T Class	I Class	R Class
Minimum Initial Investment	$1,000 for all accounts except: • $500 for certain fee-based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer- sponsored retirement plans	$1,000 for all accounts except: • $500 for certain fee based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have $250,000 invested in the Fund

No minimum
Minimum Additional Investment	$50 for all accounts	$50 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax, as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

1290 Funds	About the Funds	5

1290 Retirement 2025 Fund – Class A (TNJAX), T [(            )], I (TNJIX), R (TNJRX) Shares

Investment Objective: Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 Retirement 2025 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	2.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	None	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Retirement 2025 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.50%
Other Expenses[2]	0.45%	0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses[2]	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.28%	1.28%	1.03%	1.53%
Fee Waiver and/or Expense Reimbursement[3]	–0.33%	–0.33%	–0.33%	–0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	0.95%	0.70%	1.20%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	Based on estimated amounts for the current fiscal year.
[3]

Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.70% for Class A shares, Class T shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2018.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years
Class A Shares		$642		$903
Class T Shares	$	[ ]	$	[ ]
Class I Shares		$72		$295
Class R Shares		$122		$451

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus, and therefore, its turnover rate during the most recent fiscal year is not available.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: The Fund seeks to achieve its objective by investing in exchange traded securities of other investment companies or investment vehicles (the “Underlying ETFs”), which represent a variety of asset classes. The Fund is managed to target 2025 as the specific year of planned retirement (the “retirement year” or “target year”). The retirement year also assumes that an investor retires at age 65; however, the Fund should not be selected solely on the basis of an investor’s age or the target year. The Fund’s asset mix will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time it is intended that the asset mix will become relatively stable. The Fund balances the need for appreciation with the need for income as retirement approaches, and focuses on supporting an income stream over a long-term retirement withdrawal horizon. The Fund is not designed for a lump sum redemption at the target year and does not guarantee a particular level of income. The Fund maintains significant allocations to equities both prior to and after the target year and is generally expected to reach its most conservative allocation 10 years after the target year. The asset classes in which the Fund may invest generally are divided into domestic equity

6	About the Funds	1290 Funds

securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, and short-term investments such as money market instruments). The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying ETFs in which the Fund may invest may also invest in fixed income securities of any maturity, duration or credit quality. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying ETF) as deemed appropriate by the Adviser. The following chart shows the Fund’s target allocation for the various asset classes (as represented by the holdings of the Underlying ETFs in which the Fund invests) as of the date of this Prospectus.

1290 Retirement 2025 Fund Targets

Approximate Number of Years Before/After Retirement Year	9 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	48%	42%	35%	30%	15%
International Equity	20%	18%	15%	10%	5%
Fixed Income	32%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the Fund will vary over time. In general, the asset mix of the Fund will gradually shift from one comprised largely of Underlying ETFs that emphasize investments in stocks to one that increasingly favors Underlying ETFs that emphasize investments in bonds and money market instruments.

The Fund’s investment adviser, 1290 Asset Managers® (the “Adviser”), establishes the asset mix of the Fund and selects the specific Underlying ETFs in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying ETFs (such as risk, volatility, and the potential for growth and income), as well as its outlook for the economy and financial markets.

With respect to its allocation to equity securities, under normal market conditions, the Fund will invest in Underlying ETFs that, in turn, invest substantially all of their assets in equity securities that have lower absolute volatility than the broader markets in which the ETF invests. Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Adviser may change the asset allocation targets and may add new Underlying ETFs or replace or eliminate existing Underlying ETFs without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in an Underlying ETF believed to offer superior investment opportunities.

The Adviser will permit the relative weightings of the Fund’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15%. Beyond those ranges, the Adviser generally will use cash flows, and periodically will rebalance the Fund’s investments, to keep the Fund within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes.

The Underlying ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, the Center for Research in Securities Prices, FTSE Group, or Barclay’s) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

The Principal Risks of Investing in the Fund

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks. The Fund is also subject to the risks associated with the Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying ETFs for additional information about these risks. In this section, the term “Fund” may include the Fund, an Underlying ETF, or both.

1290 Funds	About the Funds	7

•

Asset Class Risk — There is the risk that the returns from the asset classes, or types of securities, in which the Fund invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

•

Credit Risk — The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Interest Rate Risk — The Fund is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of the Fund’s debt securities generally declines. A Fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a Fund with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Fund is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

•

Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Fund considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by an investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Market Risk — The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole.

•

Mid-Cap and Small-Cap Company Risk — The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

•	Mortgage-Backed and Asset-Backed Securities Risk — The Fund is subject to the risk that the principal on mortgage- and asset-backed

8	About the Funds	1290 Funds

securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

•

New Fund Risk — The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized it may be unable to pursue its investment objective or execute its principal investment strategies.

•

Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, deemed to be of comparable quality by an investment manager) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

•	Portfolio Management Risk — The Fund is subject to the risk that strategies used by an investment manager and their securities selections fail to produce the intended results.

•

Risks Related to Investments in Underlying ETFs — The Fund’s shareholders will indirectly bear the fees and expenses paid by the Underlying ETFs in which it invests, in addition to the Fund’s direct fees and expenses. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Fund’s net asset value will be subject to fluctuations in the market values of the Underlying ETFs in which it invests. The Fund is also subject to the risks associated with the securities or other investments in which the Underlying ETFs invest and the ability of the Fund to meet its investment objective will directly depend on the ability of the Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying ETF, which will vary.

•

Target Date Risk — The Fund does not provide guaranteed income or payouts to an investor at or after the target year. An investment in the Fund will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Fund’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in a Fund, the length of time the investment was held, and the Fund’s returns over time.

•

Volatility Risk — The Underlying ETFs selected by the Adviser may be unsuccessful in maintaining portfolios of investments that minimize volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities held by the Underlying ETFs may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.

Risk/Return Bar Chart and Table

The Fund is newly offered. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers®

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection, of investments in Underlying ETFs for the Fund are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	March 2017
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	March 2017
Xavier Poutas, CFA®	Assistant Portfolio Manager of the Adviser	March 2017
Miao Hu, CFA®	Assistant Portfolio Manager of the Adviser	March 2017

1290 Funds	About the Funds	9

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be effected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	T Class	I Class	R Class
Minimum Initial Investment	$1,000 for all accounts except: • $500 for certain fee-based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer- sponsored retirement plans	$1,000 for all accounts except: • $500 for certain fee based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have $250,000 invested in the Fund

No minimum
Minimum Additional Investment	$50 for all accounts	$50 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax, as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

10	About the Funds	1290 Funds

1290 Retirement 2030 Fund – Class A (TNKAX), T [(            )], I (TNKIX), R (TNKRX) Shares

Investment Objective: Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 Retirement 2030 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	2.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	None	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Retirement 2030 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.50%
Other Expenses[2]	0.45%	0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses[2]	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.28%	1.28%	1.03%	1.53%
Fee Waiver and/or Expense Reimbursement[3]	–0.33%	–0.33%	–0.33%	–0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	0.95%	0.70%	1.20%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	Based on estimated amounts for the current fiscal year.
[3]

Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.70% for Class A shares, Class T shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2018.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years
Class A Shares		$642		$903
Class T Shares	$	[ ]	$	[ ]
Class I Shares		$72		$295
Class R Shares		$122		$451

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus, and therefore, its turnover rate during the most recent fiscal year is not available.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: The Fund seeks to achieve its objective by investing in exchange traded securities of other investment companies or investment vehicles (the “Underlying ETFs”), which represent a variety of asset classes. The Fund is managed to target 2030 as the specific year of planned retirement (the “retirement year” or “target year”). The retirement year also assumes that an investor retires at age 65; however, the Fund should not be selected solely on the basis of an investor’s age or the target year. The Fund’s asset mix will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time it is intended that the asset mix will become relatively stable. The Fund balances the need for appreciation with the need for income as retirement approaches, and focuses on supporting an income stream over a long-term retirement withdrawal horizon. The Fund is not designed for a lump sum redemption at the target year and does not guarantee a particular level of income. The Fund maintains significant allocations to equities both prior to and after the target year and is generally expected to reach its most conservative allocation 10 years after the target year. The asset classes

1290 Funds	About the Funds	11

in which the Fund may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, and short-term investments such as money market instruments). The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying ETFs in which the Fund may invest may also invest in fixed income securities of any maturity, duration or credit quality. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying ETF) as deemed appropriate by the Adviser. The following chart shows the Fund’s target allocation for the various asset classes (as represented by the holdings of the Underlying ETFs in which the Fund invests) as of the date of this Prospectus.

1290 Retirement 2030 Fund Targets

Approximate Number of Years Before/After Retirement Year	14 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	52%	50%	42%	35%	30%	15%
International Equity	22%	20%	18%	15%	10%	5%
Fixed Income	26%	30%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the Fund will vary over time. In general, the asset mix of the Fund will gradually shift from one comprised largely of Underlying ETFs that emphasize investments in stocks to one that increasingly favors Underlying ETFs that emphasize investments in bonds and money market instruments.

The Fund’s investment adviser, 1290 Asset Managers® (the “Adviser”), establishes the asset mix of the Fund and selects the specific Underlying ETFs in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying ETFs (such as risk, volatility, and the potential for growth and income), as well as its outlook for the economy and financial markets.

With respect to its allocation to equity securities, under normal market conditions, the Fund will invest in Underlying ETFs that, in turn, invest substantially all of their assets in equity securities that have lower absolute volatility than the broader markets in which the ETF invests. Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Adviser may change the asset allocation targets and may add new Underlying ETFs or replace or eliminate existing Underlying ETFs without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in an Underlying ETF believed to offer superior investment opportunities.

The Adviser will permit the relative weightings of the Fund’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15%. Beyond those ranges, the Adviser generally will use cash flows, and periodically will rebalance the Fund’s investments, to keep the Fund within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes.

The Underlying ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, the Center for Research in Securities Prices, FTSE Group, or Barclay’s) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

The Principal Risks of Investing in the Fund

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks. The Fund is also subject to the risks associated with the Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying ETFs for additional information about these risks. In this section, the term “Fund” may include the Fund, an Underlying ETF, or both.

12	About the Funds	1290 Funds

•

Asset Class Risk — There is the risk that the returns from the asset classes, or types of securities, in which the Fund invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

•

Credit Risk — The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Interest Rate Risk — The Fund is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of the Fund’s debt securities generally declines. A Fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a Fund with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Fund is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

•

Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Fund considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by an investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Market Risk — The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole.

•

Mid-Cap and Small-Cap Company Risk — The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

1290 Funds	About the Funds	13

•

Mortgage-Backed and Asset-Backed Securities Risk — The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

•

New Fund Risk — The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

•

Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, deemed to be of comparable quality by an investment manager) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

•	Portfolio Management Risk — The Fund is subject to the risk that strategies used by an investment manager and their securities selections fail to produce the intended results.

•

Risks Related to Investments in Underlying ETFs — The Fund’s shareholders will indirectly bear the fees and expenses paid by the Underlying ETFs in which it invests, in addition to the Fund’s direct fees and expenses. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Fund’s net asset value will be subject to fluctuations in the market values of the Underlying ETFs in which it invests. The Fund is also subject to the risks associated with the securities or other investments in which the Underlying ETFs invest and the ability of the Fund to meet its investment objective will directly depend on the ability of the Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying ETF, which will vary.

•

Target Date Risk — The Fund does not provide guaranteed income or payouts to an investor at or after the target year. An investment in the Fund will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Fund’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held, and the Fund’s returns over time.

•

Volatility Risk — The Underlying ETFs selected by the Adviser may be unsuccessful in maintaining portfolios of investments that minimize volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities held by the Underlying ETFs may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.

Risk/Return Bar Chart and Table

The Fund is newly offered. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers®

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection of investments in Underlying ETFs for the Fund are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	March 2017
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	March 2017
Xavier Poutas, CFA®	Assistant Portfolio Manager of the Adviser	March 2017
Miao Hu, CFA®	Assistant Portfolio Manager of the Adviser	March 2017

14	About the Funds	1290 Funds

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be effected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	T Class	I Class	R Class
Minimum Initial Investment	$1,000 for all accounts except: • $500 for certain fee-based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer- sponsored retirement plans	$1,000 for all accounts except: • $500 for certain fee based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have $250,000 invested in the Fund

No minimum
Minimum Additional Investment	$50 for all accounts	$50 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax, as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

    _

1290 Funds	About the Funds	15

1290 Retirement 2035 Fund – Class A (TNLAX), T [(            )], I (TNLIX), R (TNLRX) Shares

Investment Objective: Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 Retirement 2035 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	2.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	None	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Retirement 2035 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.50%
Other Expenses[2]	0.45%	0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses[2]	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.28%	1.28%	1.03%	1.53%
Fee Waiver and/or Expense Reimbursement[3]	–0.33%	–0.33%	–0.33%	–0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	0.95%	0.70%	1.20%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	Based on estimated amounts for the current fiscal year.
[3]

Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.70% for Class A shares, Class T shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2018.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years
Class A Shares		$642		$903
Class T Shares	$	[ ]	$	[ ]
Class I Shares		$72		$295
Class R Shares		$122		$451

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus, and therefore, its turnover rate during the most recent fiscal year is not available.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: The Fund seeks to achieve its objective by investing in exchange traded securities of other investment companies or investment vehicles (the “Underlying ETFs”), which represent a variety of asset classes. The Fund is managed to target 2035 as the specific year of planned retirement (the “retirement year” or “target year”). The retirement year also assumes that an investor retires at age 65; however, the Fund should not be selected solely on the basis of an investor’s age or the target year. The Fund’s asset mix will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time it is intended that the asset mix will become relatively stable. The Fund balances the need for appreciation with the need for income as retirement approaches, and focuses on supporting an income stream over a long-term retirement withdrawal horizon. The Fund is not designed for a lump sum redemption at the target year and does not guarantee a particular level of income. The Fund maintains significant allocations to equities both prior to and after the target year and is generally expected to reach its most conservative allocation 10 years after the target year. The asset classes

16	About the Funds	1290 Funds

in which the Fund may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, and short-term investments such as money market instruments). The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying ETFs in which the Fund may invest may also invest in fixed income securities of any maturity, duration or credit quality. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying ETF) as deemed appropriate by the Adviser. The following chart shows the Fund’s target allocation for the various asset classes (as represented by the holdings of the Underlying ETFs in which the Fund invests) as of the date of this Prospectus.

1290 Retirement 2035 Fund Targets

Approximate Number of Years Before/After Retirement Year	19 Years Before	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	55%	52%	50%	42%	35%	30%	15%
International Equity	24%	23%	20%	18%	15%	10%	5%
Fixed Income	21%	25%	30%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the Fund will vary over time. In general, the asset mix of the Fund will gradually shift from one comprised largely of Underlying ETFs that emphasize investments in stocks to one that increasingly favors Underlying ETFs that emphasize investments in bonds and money market instruments.

The Fund’s investment adviser, 1290 Asset Managers® (the “Adviser”), establishes the asset mix of the Fund and selects the specific Underlying ETFs in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying ETFs (such as risk, volatility, and the potential for growth and income), as well as its outlook for the economy and financial markets.

With respect to its allocation to equity securities, under normal market conditions, the Fund will invest in Underlying ETFs that, in turn, invest substantially all of their assets in equity securities that have lower absolute volatility than the broader markets in which the ETF invests. Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Adviser may change the asset allocation targets and may add new Underlying ETFs or replace or eliminate existing Underlying ETFs without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in an Underlying ETF believed to offer superior investment opportunities.

The Adviser will permit the relative weightings of the Fund’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15%. Beyond those ranges, the Adviser generally will use cash flows, and periodically will rebalance the Fund’s investments, to keep the Fund within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes.

The Underlying ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, the Center for Research in Securities Prices, FTSE Group, or Barclay’s) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

The Principal Risks of Investing in the Fund

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks. The Fund is also subject to the risks associated with the Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying ETFs for additional information about these risks. In this section, the term “Fund” may include the Fund, an Underlying ETF, or both.

1290 Funds	About the Funds	17

•

Asset Class Risk — There is the risk that the returns from the asset classes, or types of securities, in which the Fund invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

•

Credit Risk — The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Interest Rate Risk — The Fund is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of the Fund’s debt securities generally declines. A Fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a Fund with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Fund is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

•

Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Fund considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by an investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Market Risk — The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole.

•

Mid-Cap and Small-Cap Company Risk — The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

•	Mortgage-Backed and Asset-Backed Securities Risk — The Fund is subject to the risk that the principal on mortgage- and asset-backed

18	About the Funds	1290 Funds

securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

•

New Fund Risk — The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

•

Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, deemed to be of comparable quality by an investment manager) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

•	Portfolio Management Risk — The Fund is subject to the risk that strategies used by an investment manager and their securities selections fail to produce the intended results.

•

Risks Related to Investments in Underlying ETFs — The Fund’s shareholders will indirectly bear the fees and expenses paid by the Underlying ETFs in which it invests, in addition to the Fund’s direct fees and expenses. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Fund’s net asset value will be subject to fluctuations in the market values of the Underlying ETFs in which it invests. The Fund is also subject to the risks associated with the securities or other investments in which the Underlying ETFs invest and the ability of the Fund to meet its investment objective will directly depend on the ability of the Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying ETF, which will vary.

•

Target Date Risk — The Fund does not provide guaranteed income or payouts to an investor at or after the target year. An investment in the Fund will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in the target year identified in, or within a few years of, the Fund’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held, and the Fund’s returns over time.

•

Volatility Risk — The Underlying ETFs selected by the Adviser may be unsuccessful in maintaining portfolios of investments that minimize volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities held by the Underlying ETFs may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.

Risk/Return Bar Chart and Table

The Fund is newly offered. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers®

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection, of investments in Underlying ETFs for the Fund are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	March 2017
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	March 2017
Xavier Poutas, CFA®	Assistant Portfolio Manager of the Adviser	March 2017
Miao Hu, CFA®	Assistant Portfolio Manager of the Adviser	March 2017

1290 Funds	About the Funds	19

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be effected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	T Class	I Class	R Class
Minimum Initial Investment	$1,000 for all accounts except: • $500 for certain fee-based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer- sponsored retirement plans	$1,000 for all accounts except: • $500 for certain fee based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have $250,000 invested in the Fund

No minimum
Minimum Additional Investment	$50 for all accounts	$50 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax, as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

20	About the Funds	1290 Funds

1290 Retirement 2040 Fund – Class A (TNNAX), T [(            )], I (TNNIX), R (TNNRX) Shares

Investment Objective: Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 Retirement 2040 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	2.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	None	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Retirement 2040 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.50%
Other Expenses[2]	0.45%	0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses[2]	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.28%	1.28%	1.03%	1.53%
Fee Waiver and/or Expense Reimbursement[3]	–0.33%	–0.33%	–0.33%	–0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	0.95%	0.70%	1.20%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	Based on estimated amounts for the current fiscal year.
[3]

Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.70% for Class A shares, Class T shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2018.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years
Class A Shares		$642		$903
Class T Shares	$	[ ]	$	[ ]
Class I Shares		$72		$295
Class R Shares		$122		$451

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus, and therefore, its turnover rate during the most recent fiscal year is not available.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: The Fund seeks to achieve its objective by investing in exchange traded securities of other investment companies or investment vehicles (the “Underlying ETFs”), which represent a variety of asset classes. The Fund is managed to target 2040 as the specific year of planned retirement (the “retirement year” or “target year”). The retirement year also assumes that an investor retires at age 65; however, the Fund should not be selected solely on the basis of an investor’s age or the target year. The Fund’s asset mix will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time it is intended that the asset mix will become relatively stable. The Fund balances the need for appreciation with the need for income as retirement approaches, and focuses on supporting an income stream over a long-term retirement withdrawal horizon. The Fund is not designed for a lump sum redemption at the target year and does not guarantee a particular level of income. The Fund maintains significant allocations to equities both prior to and after the target year and is generally expected to reach its most conservative allocation 10 years after the target year. The asset classes

1290 Funds	About the Funds	21

in which the Fund may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, and short-term investments such as money market instruments). The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying ETFs in which the Fund may invest may also invest in fixed income securities of any maturity, duration or credit quality. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying ETF) as deemed appropriate by the Adviser. The following chart shows the Fund’s target allocation for the various asset classes (as represented by the holdings of the Underlying ETFs in which the Fund invests) as of the date of this Prospectus.

1290 Retirement 2040 Fund Targets

Approximate Number of Years Before/After Retirement Year	24 Years Before	20 Years Before	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	59%	56%	52%	50%	42%	35%	30%	15%
International Equity	25%	24%	23%	20%	18%	15%	10%	5%
Fixed Income	16%	20%	25%	30%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the Fund will vary over time. In general, the asset mix of the Fund will gradually shift from one comprised largely of Underlying ETFs that emphasize investments in stocks to one that increasingly favors Underlying ETFs that emphasize investments in bonds and money market instruments.

The Fund’s investment adviser, 1290 Asset Managers® (the “Adviser”), establishes the asset mix of the Fund and selects the specific Underlying ETFs in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying ETFs (such as risk, volatility, and the potential for growth and income), as well as its outlook for the economy and financial markets.

With respect to its allocation to equity securities, under normal market conditions, the Fund will invest in Underlying ETFs that, in turn, invest substantially all of their assets in equity securities that have lower absolute volatility than the broader markets in which the ETF invests. Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Adviser may change the asset allocation targets and may add new Underlying ETFs or replace or eliminate existing Underlying ETFs without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in an Underlying ETF believed to offer superior investment opportunities.

The Adviser will permit the relative weightings of the Fund’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15%. Beyond those ranges, the Adviser generally will use cash flows, and periodically will rebalance the Fund’s investments, to keep the Fund within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes.

The Underlying ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, the Center for Research in Securities Prices, FTSE Group, or Barclay’s) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

The Principal Risks of Investing in the Fund

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks. The Fund is also subject to the risks associated with the Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying ETFs for additional information about these risks. In this section, the term “Fund” may include the Fund, an Underlying ETF, or both.

22	About the Funds	1290 Funds

•

Asset Class Risk — There is the risk that the returns from the asset classes, or types of securities, in which the Fund invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

•

Credit Risk — The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Interest Rate Risk — The Fund is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of the Fund’s debt securities generally declines. A Fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a Fund with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Fund is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

•

Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Fund considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by an investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Market Risk — The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole.

•

Mid-Cap and Small-Cap Company Risk — The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

•	Mortgage-Backed and Asset-Backed Securities Risk — The Fund is subject to the risk that the principal on mortgage- and asset-backed

1290 Funds	About the Funds	23

securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

•

New Fund Risk — The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

•

Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, deemed to be of comparable quality by an investment manager) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

•	Portfolio Management Risk — The Fund is subject to the risk that strategies used by an investment manager and their securities selections fail to produce the intended results.

•

Risks Related to Investments in Underlying ETFs — The Fund’s shareholders will indirectly bear the fees and expenses paid by the Underlying ETFs in which it invests, in addition to the Fund’s direct fees and expenses. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Fund’s net asset value will be subject to fluctuations in the market values of the Underlying ETFs in which it invests. The Fund is also subject to the risks associated with the securities or other investments in which the Underlying ETFs invest and the ability of the Fund to meet its investment objective will directly depend on the ability of the Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying ETF, which will vary.

•

Target Date Risk — The Fund does not provide guaranteed income or payouts to an investor at or after the target year. An investment in the Fund will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Fund’s name. The adequacy of an investor’s account and after at the target year will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held, and the Fund’s returns over time.

•

Volatility Risk — The Underlying ETFs selected by the Adviser may be unsuccessful in maintaining portfolios of investments that minimize volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities held by the Underlying ETFs may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.

Risk/Return Bar Chart and Table

The Fund is newly offered. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers®

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection, of investments in Underlying ETFs for the Fund are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	March 2017
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	March 2017
Xavier Poutas, CFA®	Assistant Portfolio Manager of the Adviser	March 2017
Miao Hu, CFA®	Assistant Portfolio Manager of the Adviser	March 2017

24	About the Funds	1290 Funds

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be effected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston,MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	T Class	I Class	R Class
Minimum Initial Investment	$1,000 for all accounts except: • $500 for certain fee-based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer- sponsored retirement plans	$1,000 for all accounts except: • $500 for certain fee based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have $250,000 invested in the Fund

No minimum
Minimum Additional Investment	$50 for all accounts	$50 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax, as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

1290 Funds	About the Funds	25

1290 Retirement 2045 Fund – Class A (TNOAX), T [(            )], I (TNOIX), R (TNORX) Shares

Investment Objective: Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 Retirement 2045 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	2.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	None	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Retirement 2045 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.50%
Other Expenses[2]	0.45%	0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses[2]	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.28%	1.28%	1.03%	1.53%
Fee Waiver and/or Expense Reimbursement[3]	–0.33%	–0.33%	–0.33%	–0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	0.95%	0.70%	1.20%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	Based on estimated amounts for the current fiscal year.
[3]

Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.70% for Class A shares, Class T shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2018.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years
Class A Shares		$642		$903
Class T Shares	$	[ ]	$	[ ]
Class I Shares		$72		$295
Class R Shares		$122		$451

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus, and therefore, its turnover rate during the most recent fiscal year is not available.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: The Fund seeks to achieve its objective by investing in exchange traded securities of other investment companies or investment vehicles (the “Underlying ETFs”), which represent a variety of asset classes. The Fund is managed to target 2045 as the specific year of planned retirement (the “retirement year” or “target year”). The retirement year also assumes that an investor retires at age 65; however, the Fund should not be selected solely on the basis of an investor’s age or the target year. The Fund’s asset mix will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time it is intended that the asset mix will become relatively stable. The Fund balances the need for appreciation with the need for income as retirement approaches, and focuses on supporting an income stream over a long-term retirement withdrawal horizon. The Fund is not designed for a lump sum redemption at the target year and does not guarantee a particular level of income. The Fund maintains significant allocations to equities both prior to and after the target year and is generally expected to reach its most conservative allocation 10 years after the target year. The asset classes

26	About the Funds	1290 Funds

in which the Fund may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, and short-term investments such as money market instruments). The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying ETFs in which the Fund may invest may also invest in fixed income securities of any maturity, duration or credit quality. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying ETF) as deemed appropriate by the Adviser. The following chart shows the Fund’s target allocation for the various asset classes (as represented by the holdings of the Underlying ETFs in which the Fund invests) as of the date of this Prospectus.

1290 Retirement 2045 Fund Targets

Approximate Number of Years Before/After Retirement Year	29 Years Before	25 Years Before	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	62%	60%	52%	50%	42%	35%	30%	15%
International Equity	27%	25%	23%	20%	18%	15%	10%	5%
Fixed Income	11%	15%	25%	30%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the Fund will vary over time. In general, the asset mix of the Fund will gradually shift from one comprised largely of Underlying ETFs that emphasize investments in stocks to one that increasingly favors Underlying ETFs that emphasize investments in bonds and money market instruments.

The Fund’s investment adviser, 1290 Asset Managers® (the “Adviser”), establishes the asset mix of the Fund and selects the specific Underlying ETFs in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying ETFs (such as risk, volatility, and the potential for growth and income), as well as its outlook for the economy and financial markets.

With respect to its allocation to equity securities, under normal market conditions, the Fund will invest in Underlying ETFs that, in turn, invest substantially all of their assets in equity securities that have lower absolute volatility than the broader markets in which the ETF invests. Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Adviser may change the asset allocation targets and may add new Underlying ETFs or replace or eliminate existing Underlying ETFs without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in an Underlying ETF believed to offer superior investment opportunities.

The Adviser will permit the relative weightings of the Fund’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15%. Beyond those ranges, the Adviser generally will use cash flows, and periodically will rebalance the Fund’s investments, to keep the Fund within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes.

The Underlying ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, the Center for Research in Securities Prices, FTSE Group, or Barclay’s) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

The Principal Risks of Investing in the Fund

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks. The Fund is also subject to the risks associated with the Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying ETFs for additional information about these risks. In this section, the term “Fund” may include the Fund, an Underlying ETF, or both.

1290 Funds	About the Funds	27

•

Asset Class Risk — There is the risk that the returns from the asset classes, or types of securities, in which the Fund invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

•

Credit Risk — The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Interest Rate Risk — The Fund is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of the Fund’s debt securities generally declines. A Fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a Fund with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Fund is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

•

Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Fund considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by an investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Market Risk — The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole.

•

Mid-Cap and Small-Cap Company Risk — The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

•

Mortgage-Backed and Asset-Backed Securities Risk — The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce

28	About the Funds	1290 Funds

the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

•

New Fund Risk — The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

•

Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, deemed to be of comparable quality by an investment manager) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

•	Portfolio Management Risk — The Fund is subject to the risk that strategies used by an investment manager and their securities selections fail to produce the intended results.

•

Risks Related to Investments in Underlying ETFs — The Fund’s shareholders will indirectly bear the fees and expenses paid by the Underlying ETFs in which it invests, in addition to the Fund’s direct fees and expenses. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Fund’s net asset value will be subject to fluctuations in the market values of the Underlying ETFs in which it invests. The Fund is also subject to the risks associated with the securities or other investments in which the Underlying ETFs invest and the ability of the Fund to meet its investment objective will directly depend on the ability of the Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying ETF, which will vary.

•

Target Date Risk — The Fund does not provide guaranteed income or payouts to an investor at or after the target year. An investment in the Fund will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Fund’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held, and the Fund’s returns over time.

•

Volatility Risk — The Underlying ETFs selected by the Adviser may be unsuccessful in maintaining portfolios of investments that minimize volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities held by the Underlying ETFs may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.

Risk/Return Bar Chart and Table

The Fund is newly offered. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers®

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection, of investments in Underlying ETFs for the Fund are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	March 2017
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	March 2017
Xavier Poutas, CFA®	Assistant Portfolio Manager of the Adviser	March 2017
Miao Hu, CFA®	Assistant Portfolio Manager of the Adviser	March 2017

1290 Funds	About the Funds	29

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be effected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	T Class	I Class	R Class
Minimum Initial Investment	$1,000 for all accounts except: • $500 for certain fee-based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer- sponsored retirement plans	$1,000 for all accounts except: • $500 for certain fee based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their
immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have
$250,000 invested in the Fund

No minimum
Minimum Additional Investment	$50 for all accounts	$50 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax, as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

30	About the Funds	1290 Funds

1290 Retirement 2050 Fund – Class A (TNPAX), T [(            )], I (TNWIX), R (TNPRX) Shares

Investment Objective: Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 Retirement 2050 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	2.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	None	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Retirement 2050 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.50%
Other Expenses[2]	0.45%	0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses[2]	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.28%	1.28%	1.03%	1.53%
Fee Waiver and/or Expense Reimbursement[3]	–0.33%	–0.33%	–0.33%	–0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	0.95%	0.70%	1.20%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	Based on estimated amounts for the current fiscal year.
[3]

Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.70% for Class A shares, Class T shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2018.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years
Class A Shares		$642		$903
Class T Shares	$	[ ]	$	[ ]
Class I Shares		$72		$295
Class R Shares		$122		$451

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus, and therefore, its turnover rate during the most recent fiscal year is not available.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: The Fund seeks to achieve its objective by investing in exchange traded securities of other investment companies or investment vehicles (the “Underlying ETFs”), which represent a variety of asset classes. The Fund is managed to target 2050 as the specific year of planned retirement (the “retirement year” or “target year”). The retirement year also assumes that an investor retires at age 65; however, the Fund should not be selected solely on the basis of an investor’s age or the target year. The Fund’s asset mix will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time it is intended that the asset mix will become relatively stable. The Fund balances the need for appreciation with the need for income as retirement approaches, and focuses on supporting an income stream over a long-term retirement withdrawal horizon. The Fund is not designed for a lump sum redemption at the target year and does not guarantee a particular level of income. The Fund maintains significant allocations to equities both prior to and after the target year and is generally expected to reach its most conservative allocation 10 years after the target year. The asset classes

1290 Funds	About the Funds	31

in which the Fund may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, and short-term investments such as money market instruments). The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying ETFs in which the Fund may invest may also invest in fixed income securities of any maturity, duration or credit quality. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying ETF) as deemed appropriate by the Adviser. The following chart shows the Fund’s target allocation for the various asset classes (as represented by the holdings of the Underlying ETFs in which the Fund invests) as of the date of this Prospectus.

1290 Retirement 2050 Fund Targets

Approximate Number of Years Before/ After Retirement Year	34 Years Before	30 Years Before	25 Years Before	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	66%	63%	60%	52%	50%	42%	35%	30%	15%
International Equity	28%	27%	25%	23%	20%	18%	15%	10%	5%
Fixed Income	6%	10%	15%	25%	30%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the Fund will vary over time. In general, the asset mix of the Fund will gradually shift from one comprised largely of Underlying ETFs that emphasize investments in stocks to one that increasingly favors Underlying ETFs that emphasize investments in bonds and money market instruments.

The Fund’s investment adviser, 1290 Asset Managers® (the “Adviser”), establishes the asset mix of the Fund and selects the specific Underlying ETFs in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying ETFs (such as risk, volatility, and the potential for growth and income), as well as its outlook for the economy and financial markets.

With respect to its allocation to equity securities, under normal market conditions, the Fund will invest in Underlying ETFs that, in turn, invest substantially all of their assets in equity securities that have lower absolute volatility than the broader markets in which the ETF invests. Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Adviser may change the asset allocation targets and may add new Underlying ETFs or replace or eliminate existing Underlying ETFs without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in an Underlying ETF believed to offer superior investment opportunities.

The Adviser will permit the relative weightings of the Fund’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15%. Beyond those ranges, the Adviser generally will use cash flows, and periodically will rebalance the Fund’s investments, to keep the Fund within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes.

The Underlying ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, the Center for Research in Securities Prices, FTSE Group, or Barclay’s) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

The Principal Risks of Investing in the Fund

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks. The Fund is also subject to the risks associated with the Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying ETFs for additional information about these risks. In this section, the term “Fund” may include the Fund, an Underlying ETF, or both.

32	About the Funds	1290 Funds

•

Asset Class Risk — There is the risk that the returns from the asset classes, or types of securities, in which the Fund invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

•

Credit Risk — The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Interest Rate Risk — The Fund is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of the Fund’s debt securities generally declines. A Fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a Fund with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Fund is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

•

Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Fund considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by an investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Market Risk — The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole.

•

Mid-Cap and Small-Cap Company Risk — The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

•	Mortgage-Backed and Asset-Backed Securities Risk — The Fund is subject to the risk that the principal on mortgage- and asset-backed

1290 Funds	About the Funds	33

securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

•

New Fund Risk — The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

•

Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, deemed to be of comparable quality by an investment manager) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

•	Portfolio Management Risk — The Fund is subject to the risk that strategies used by an investment manager and their securities selections fail to produce the intended results.

•

Risks Related to Investments in Underlying ETFs — The Fund’s shareholders will indirectly bear the fees and expenses paid by the Underlying ETFs in which it invests, in addition to the Fund’s direct fees and expenses. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Fund’s net asset value will be subject to fluctuations in the market values of the Underlying ETFs in which it invests. The Fund is also subject to the risks associated with the securities or other investments in which the Underlying ETFs invest and the ability of the Fund to meet its investment objective will directly depend on the ability of the Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying ETF, which will vary.

•

Target Date Risk — The Fund does not provide guaranteed income or payouts to an investor at or after the target year. An investment in the Fund will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Fund’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held, and the Fund’s returns over time.

•

Volatility Risk — The Underlying ETFs selected by the Adviser may be unsuccessful in maintaining portfolios of investments that minimize volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities held by the Underlying ETFs may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.

Risk/Return Bar Chart and Table

The Fund is newly offered. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers®

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection, of investments in Underlying ETFs for the Fund are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	March 2017
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	March 2017
Xavier Poutas, CFA®	Assistant Portfolio Manager of the Adviser	March 2017
Miao Hu, CFA®	Assistant Portfolio Manager of the Adviser	March 2017

34	About the Funds	1290 Funds

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be effected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	T Class	I Class	R Class
Minimum Initial Investment	$1,000 for all accounts except: • $500 for certain fee-based programs • $500 if establishing an Automatic Bank Draft Plan • No minimum for certain employer- sponsored retirement plans	$1,000 for all accounts except: • $500 for certain fee based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have $250,000 invested in the Fund

No minimum
Minimum Additional Investment	$50 for all accounts	$50 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax, as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

1290 Funds	About the Funds	35

1290 Retirement 2055 Fund – Class A (TNQAX), T [(            )], I (TNQIX), R (TNQRX) Shares

Investment Objective: Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 Retirement 2055 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	2.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	None	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Retirement 2055 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.50%
Other Expenses[2]	0.45%	0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses[2]	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.28%	1.28%	1.03%	1.53%
Fee Waiver and/or Expense Reimbursement[3]	–0.33%	–0.33%	–0.33%	–0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	0.95%	0.70%	1.20%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	Based on estimated amounts for the current fiscal year.
[3]

Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.70% for Class A shares, Class T shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2018.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years
Class A Shares		$642		$903
Class T Shares	$	[ ]	$	[ ]
Class I Shares		$72		$295
Class R Shares		$122		$451

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus, and therefore, its turnover rate during the most recent fiscal year is not available.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: The Fund seeks to achieve its objective by investing in exchange traded securities of other investment companies or investment vehicles (the “Underlying ETFs”), which represent a variety of asset classes. The Fund is managed to target 2055 as the specific year of planned retirement (the “retirement year” or “target year”). The retirement year also assumes that an investor retires at age 65; however, the Fund should not be selected solely on the basis of an investor’s age or the target year. The Fund’s asset mix will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time it is intended that the asset mix will become relatively stable. The Fund balances the need for appreciation with the need for income as retirement approaches, and focuses on supporting an income stream over a long-term retirement withdrawal horizon. The Fund is not designed for a lump sum redemption at the target year and does not guarantee a particular level of income. The Fund maintains significant allocations to equities both prior to and after the target year and is generally expected to reach its most conservative allocation 10 years after the target year. The asset classes in which the Fund may invest generally are divided into domestic equity

36	About the Funds	1290 Funds

securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, and short-term investments such as money market instruments). The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying ETFs in which the Fund may invest may also invest in fixed income securities of any maturity, duration or credit quality. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying ETF) as deemed appropriate by the Adviser. The following chart shows the Fund’s target allocation for the various asset classes (as represented by the holdings of the Underlying ETFs in which the Fund invests) as of the date of this Prospectus.

1290 Retirement 2055 Fund Targets

Approximate Number of Years Before/ After Retirement Year	39 Years Before	35 Years Before	25 Years Before	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	69%	67%	60%	52%	50%	42%	35%	30%	15%
International Equity	30%	28%	25%	23%	20%	18%	15%	10%	5%
Fixed Income	1%	5%	15%	25%	30%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the Fund will vary over time. In general, the asset mix of the Fund will gradually shift from one comprised largely of Underlying ETFs that emphasize investments in stocks to one that increasingly favors Underlying ETFs that emphasize investments in bonds and money market instruments.

The Fund’s investment adviser, 1290 Asset Managers® (the “Adviser”), establishes the asset mix of the Fund and selects the specific Underlying ETFs in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying ETFs (such as risk, volatility, and the potential for growth and income), as well as its outlook for the economy and financial markets.

With respect to its allocation to equity securities, under normal market conditions, the Fund will invest in Underlying ETFs that, in turn, invest substantially all of their assets in equity securities that have lower absolute volatility than the broader markets in which the ETF invests. Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Adviser may change the asset allocation targets and may add new Underlying ETFs or replace or eliminate existing Underlying ETFs without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in an Underlying ETF believed to offer superior investment opportunities.

The Adviser will permit the relative weightings of the Fund’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15%. Beyond those ranges, the Adviser generally will use cash flows, and periodically will rebalance the Fund’s investments, to keep the Fund within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes.

The Underlying ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, the Center for Research in Securities Prices, FTSE Group, or Barclay’s) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

The Principal Risks of Investing in the Fund

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks. The Fund is also subject to the risks associated with the Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying ETFs for additional information about these risks. In this section, the term “Fund” may include the Fund, an Underlying ETF, or both.

1290 Funds	About the Funds	37

•

Asset Class Risk — There is the risk that the returns from the asset classes, or types of securities, in which the Fund invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

•

Credit Risk — The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Interest Rate Risk — The Fund is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of the Fund’s debt securities generally declines. A Fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a Fund with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Fund is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

•

Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Fund considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by an investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Market Risk — The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole.

•

Mid-Cap and Small-Cap Company Risk — The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

•	Mortgage-Backed and Asset-Backed Securities Risk — The Fund is subject to the risk that the principal on mortgage- and asset-backed

38	About the Funds	1290 Funds

securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

•

New Fund Risk — The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

•

Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, deemed to be of comparable quality by an investment manager) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

•	Portfolio Management Risk — The Fund is subject to the risk that strategies used by an investment manager and their securities selections fail to produce the intended results.

•

Risks Related to Investments in Underlying ETFs — The Fund’s shareholders will indirectly bear the fees and expenses paid by the Underlying ETFs in which it invests, in addition to the Fund’s direct fees and expenses. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Fund’s net asset value will be subject to fluctuations in the market values of the Underlying ETFs in which it invests. The Fund is also subject to the risks associated with the securities or other investments in which the Underlying ETFs invest and the ability of the Fund to meet its investment objective will directly depend on the ability of the Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying ETF, which will vary.

•

Target Date Risk — The Fund does not provide guaranteed income or payouts to an investor at or after the target year. An investment in the Fund will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Fund’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held, and the Fund’s returns over time.

•

Volatility Risk — The Underlying ETFs selected by the Adviser may be unsuccessful in maintaining portfolios of investments that minimize volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities held by the Underlying ETFs may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.

Risk/Return Bar Chart and Table

The Fund is newly offered. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers®

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection, of investments in Underlying ETFs for the Fund are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	March 2017
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	March 2017
Xavier Poutas, CFA®	Assistant Portfolio Manager of the Adviser	March 2017
Miao Hu, CFA®	Assistant Portfolio Manager of the Adviser	March 2017

1290 Funds	About the Funds	39

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be effected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	T Class	I Class	R Class
Minimum Initial Investment	$1,000 for all accounts except: • $500 for certain fee-based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer- sponsored retirement plans	$1,000 for all accounts except: • $500 for certain fee based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have $250,000 invested in the Fund

No minimum
Minimum Additional Investment	$50 for all accounts	$50 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax, and may be taxed as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

40	About the Funds	1290 Funds

1290 Retirement 2060 Fund – Class A (TNRAX), T [(            )], I (TNXIX), R (TNXRX) Shares

Investment Objective: Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 Retirement 2060 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	2.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	None	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Retirement 2060 Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.50%
Other Expenses[2]	0.45%	0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses[2]	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.28%	1.28%	1.03%	1.53%
Fee Waiver and/or Expense Reimbursement[3]	–0.33%	–0.33%	–0.33%	–0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	0.95%	0.70%	1.20%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	Based on estimated amounts for the current fiscal year.
[3]

Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.70% for Class A shares, Class T shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2018.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years
Class A Shares		$642		$903
Class T Shares	$	[ ]	$	[ ]
Class I Shares		$72		$295
Class R Shares		$122		$451

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus, and therefore, its turnover rate during the most recent fiscal year is not available.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: The Fund seeks to achieve its objective by investing in exchange traded securities of other investment companies or investment vehicles (the “Underlying ETFs”), which represent a variety of asset classes. The Fund is managed to target 2060 as the specific year of planned retirement (the “retirement year” or “target year”). The retirement year also assumes that an investor retires at age 65; however, the Fund should not be selected solely on the basis of an investor’s age or the target year. The Fund’s asset mix will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time it is intended that the asset mix will become relatively stable. The Fund balances the need for appreciation with the need for income as retirement approaches, and focuses on supporting an income stream over a long-term retirement withdrawal horizon. The Fund is not designed for a lump sum redemption at the target year and does not guarantee a particular level of income. The Fund maintains significant allocations to equities both prior to and after the target year and is generally expected to reach its most conservative allocation 10 years after the target year. The asset classes

1290 Funds	About the Funds	41

in which the Fund may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, and short-term investments such as money market instruments). The Fund is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying ETFs in which the Fund may invest may also invest in fixed income securities of any maturity, duration or credit quality. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying ETF) as deemed appropriate by the Adviser. The following chart shows the Fund’s target allocation for the various asset classes (as represented by the holdings of the Underlying ETFs in which the Fund invests) as of the date of this Prospectus.

1290 Retirement 2060 Fund Targets

Approximate Number of Years Before/ After Retirement Year	44 Years Before	40 Years Before	35 Years Before	25 Years Before	15 Years Before	10 Years Before	5 Years Before	Retirement	5 Years After	10 Years After
Asset Class
Domestic Equity	70%	70%	67%	60%	52%	50%	42%	35%	30%	15%
International Equity	30%	30%	28%	25%	23%	20%	18%	15%	10%	5%
Fixed Income	0%	0%	5%	15%	25%	30%	40%	50%	60%	80%

The following chart illustrates how the asset mix of the Fund will vary over time. In general, the asset mix of the Fund will gradually shift from one comprised largely of Underlying ETFs that emphasize investments in stocks to one that increasingly favors Underlying ETFs that emphasize investments in bonds and money market instruments.

The Fund’s investment adviser 1290 Asset Managers® (the “Adviser”), establishes the asset mix of the Fund and selects the specific Underlying ETFs in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying ETFs (such as risk, volatility, and the potential for growth and income), as well as its outlook for the economy and financial markets.

With respect to its allocation to equity securities, under normal market conditions, the Fund will invest in Underlying ETFs that, in turn, invest substantially all of their assets in equity securities that have lower absolute volatility than the broader markets in which the ETF invests. Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Adviser may change the asset allocation targets and may add new Underlying ETFs or replace or eliminate existing Underlying ETFs without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in an Underlying ETF believed to offer superior investment opportunities.

The Adviser will permit the relative weightings of the Fund’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15%. Beyond those ranges, the Adviser generally will use cash flows, and periodically will rebalance the Fund’s investments, to keep the Fund within its asset allocation targets. However, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more of the asset classes.

The Underlying ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, the Center for Research in Securities Prices, FTSE Group, or Barclay’s) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

The Principal Risks of Investing in the Fund

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks. The Fund is also subject to the risks associated with the Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying ETFs for additional information about these risks. In this section, the term “Fund” may include the Fund, an Underlying ETF, or both.

42	About the Funds	1290 Funds

•

Asset Class Risk — There is the risk that the returns from the asset classes, or types of securities, in which the Fund invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

•

Credit Risk — The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

•

Interest Rate Risk — The Fund is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of the Fund’s debt securities generally declines. A Fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a Fund with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Fund is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

•

Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. The Fund considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by an investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

•

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•

Market Risk — The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole.

•

Mid-Cap and Small-Cap Company Risk — The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

•

Mortgage-Backed and Asset-Backed Securities Risk — The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates

1290 Funds	About the Funds	43

fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

•

New Fund Risk — The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized it may be unable to pursue its investment objective or execute its principal investment strategies.

•

Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, deemed to be of comparable quality by an investment manager) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds”, are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

•	Portfolio Management Risk — The Fund is subject to the risk that strategies used by an investment manager and their securities selections fail to produce the intended results.

•

Risks Related to Investments in Underlying ETFs — The Fund’s shareholders will indirectly bear the fees and expenses paid by the Underlying ETFs in which it invests, in addition to the Fund’s direct fees and expenses. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Fund’s net asset value will be subject to fluctuations in the market values of the Underlying ETFs in which it invests. The Fund is also subject to the risks associated with the securities or other investments in which the Underlying ETFs invest and the ability of the Fund to meet its investment objective will directly depend on the ability of the Underlying ETFs to meet their investment objectives. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying ETF, which will vary.

•

Target Date Risk — The Fund does not provide guaranteed income or payouts to an investor at or after the target year. An investment in the Fund will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Fund’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in the Fund, the length of time the investment was held, and the Fund’s returns over time.

•

Volatility Risk — The Underlying ETFs selected by the Adviser may be unsuccessful in maintaining portfolios of investments that minimize volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities held by the Underlying ETFs may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.

Risk/Return Bar Chart and Table

The Fund is newly offered. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers®

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection, of investments in Underlying ETFs for the Fund are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	March 2017
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	March 2017
Xavier Poutas, CFA®	Assistant Portfolio Manager of the Adviser	March 2017
Miao Hu, CFA®	Assistant Portfolio Manager of the Adviser	March 2017

44	About the Funds	1290 Funds

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be effected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	T Class	I Class	R Class
Minimum Initial Investment	$1,000 for all accounts except: • $500 for certain fee-based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer- sponsored retirement plans	$1,000 for all accounts except: • $500 for certain fee based programs • $500, if establishing an Automatic Bank Draft Plan • No minimum for certain employer sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have $250,000 invested in the Fund

No minimum
Minimum Additional Investment	$50 for all accounts	$50 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax, as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

1290 Funds	About the Funds	45

2. More information on fees and expenses

Management Fees

Each Fund pays a fee to AXA Equitable Funds Management Group LLC d/b/a 1290 Asset Managers® (“1290 Asset Managers” or the “Adviser”) for advisory services. As of the date of this Prospectus, the Funds have not operated for a full fiscal year. The table below shows the annual contractual rate of the management fee (as an annual percentage of each Fund’s average daily net assets) payable by each Fund:

Fund	Annual Rate
1290 Retirement 2020 Fund	0.50%
1290 Retirement 2025 Fund	0.50%
1290 Retirement 2030 Fund	0.50%
1290 Retirement 2035 Fund	0.50%
1290 Retirement 2040 Fund	0.50%
1290 Retirement 2045 Fund	0.50%
1290 Retirement 2050 Fund	0.50%
1290 Retirement 2055 Fund	0.50%
1290 Retirement 2060 Fund	0.50%

A discussion of the basis for the decision by the Board of Trustees to approve the investment advisory agreement with respect to the Funds will be available in the 1290 Funds’ Semi-Annual Report to Shareholders for the period ending April 30, 2017.

Administration Fees

The Adviser also currently serves as the Administrator of the Funds. The administrative services provided to the Funds by the Adviser include, among others, coordination of 1290 Funds’ audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of 1290 Funds’ proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Fund pays the Adviser an asset-based administration fee, which is equal to an annual rate of 0.15% of the Fund’s average daily net assets, subject to a minimum annual fee of $30,000 per Fund, as applicable.

Expense Limitation Agreement

In the interest of limiting the expenses of each Fund through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), the Adviser has entered into an expense limitation agreement with 1290 Funds with respect to the Funds (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, the Adviser has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Funds listed below so that the annual operating expenses (including Acquired Fund Fees and Expenses) of each Fund (other than interest, taxes, brokerage commissions, 12b-1 fees, other expenditures that are capitalized in accordance with generally accepted accounting principles (other than offering costs), and other extraordinary expenses not incurred in the ordinary course of each Fund’s business) as a percentage of average daily net assets do not exceed the following respective expense ratios:

Expense Limitation Provisions

	Total Annual Operating Expenses Limited to (% of average daily net assets)
Funds	Class A Shares	Class T Shares	Class I Shares	Class R Shares
1290 Retirement 2020 Fund	0.70%	0.70%	0.70%	0.70%
1290 Retirement 2025 Fund	0.70%	0.70%	0.70%	0.70%
1290 Retirement 2030 Fund	0.70%	0.70%	0.70%	0.70%
1290 Retirement 2035 Fund	0.70%	0.70%	0.70%	0.70%
1290 Retirement 2040 Fund	0.70%	0.70%	0.70%	0.70%
1290 Retirement 2045 Fund	0.70%	0.70%	0.70%	0.70%
1290 Retirement 2050 Fund	0.70%	0.70%	0.70%	0.70%
1290 Retirement 2055 Fund	0.70%	0.70%	0.70%	0.70%
1290 Retirement 2060 Fund	0.70%	0.70%	0.70%	0.70%

The Adviser may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap at the time of the waiver. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments or waivers made, the Fund will be charged such lower expenses. The Adviser’s selection of exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

46	More information on fees and expenses	1290 Funds

3. More information on strategies and risks

More about Investment Strategies

Changes in Investment Objectives and Principal Investment Strategies

As described in this Prospectus, each Fund has its own investment objective, policies and strategies. There is no assurance that a Fund will achieve its investment objective. The investment objective of each Fund may be changed without shareholder approval. Except as otherwise noted, the investment policies and strategies of a Fund are not fundamental policies and may be changed without a shareholder vote. In addition, to the extent a Fund is new or is undergoing a transition (such as a rebalancing, or experiences large inflows or outflows) or takes a temporary defensive position, it may not be pursuing its investment objective or executing its principal investment strategies.

Each Fund seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.

Strategies

The Adviser, under the oversight of 1290 Funds’ Board of Trustees (the “Board”), has established an asset allocation target for each Fund. This target is the approximate percentage of each Fund’s assets that is invested in either domestic equity securities, international equity securities or fixed income securities (referred to herein as “asset classes”) as represented by equity securities holdings or fixed income securities holdings of Underlying ETFs in which the Fund invests. Each Fund’s asset mix will change over time and will become more conservative each year until reaching the year approximately 10 years after the retirement year at which time the asset mix will become relatively stable. The asset allocation targets for each Fund, as described in the “Principal Investment Strategies of the Fund” section for each Fund in this Prospectus, may be changed without notice or shareholder approval.

The Adviser will permit the relative weightings of each Fund’s asset classes to vary in response to the markets, ordinarily by not more than plus/minus 15% for each asset class. Each Fund also may deviate temporarily from its asset allocation targets and target investment percentages for defensive purposes. In addition, the Adviser generally will use cash flows, and periodically will rebalance a Fund’s investments, to keep each Fund within its asset allocation targets. However there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more asset classes.

The Funds also may, from time to time, hold cash or cash equivalents (instead of being allocated to an Underlying ETF) as deemed appropriate by the Adviser and for temporary defensive purposes to respond to adverse market, economic or political conditions. During such times, the Adviser may reduce the equity allocation of a Fund to zero. Should a Fund take this action, it may not be pursuing its investment objective, or executing its principal investment strategies. The Funds also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

Additional Information about the Investment Strategies

The following provides additional information regarding the principal investment strategies discussed in the “About the Funds — Investments, Risks, and Performance — Principal Investment Strategy” section for each Fund, and additional investment strategies that a Fund may employ in pursuing its investment objective. The Funds also may make other types of investments to the extent permitted by applicable law. For further information about investment strategies, please see the Funds’ Statement of Additional Information (“SAI”).

Underlying ETFs. Each Fund invests primarily in Underlying ETFs. Shares of Underlying ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, the Center for Research in Securities Prices, FTSE Group, or Barclay’s) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying ETF generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks. By investing in a Fund that invests in Underlying ETFs, you will indirectly bear fees and expenses charged by the Underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.

Generally, a Fund’s investments in Underlying ETFs are subject to statutory limitations in the Investment Company Act of 1940, as amended (“1940 Act”), including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the Fund and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, many Underlying ETFs have obtained exemptive relief from the SEC to permit other investment companies (such as the Funds) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the Underlying ETFs and the investing funds. A Fund may rely on these exemptive orders in investing in Underlying ETFs.

U.S. Government Securities. Each Fund may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and

1290 Funds	More information on strategies and risks	47

credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

Cash and Short-Term Investments. Each Fund may hold cash or invest in short-term paper and other short-term investments (instead of being allocated to an Underlying ETF) as deemed appropriate by the Adviser. Short-term paper generally includes any note, draft bill of exchange or banker’s acceptance payable on demand or having a maturity at the time of issuance that does not exceed nine months or any renewal thereof payable on demand or having a maturity that is likewise limited.

Each Fund also may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest its uninvested cash in money market funds, including money market funds managed by the Adviser. To the extent a Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies by the 1940 Act.

Generally, these securities offer less potential for gains than other types of securities.

Portfolio Turnover. The Funds do not restrict the frequency of trading to limit expenses. The Funds may engage in active and frequent trading of portfolio securities to achieve their investment objectives. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover). Sales of securities through frequent trading may result in realization of taxable capital gain, including short-term capital gain that will generally be taxable to shareholders as ordinary income and may adversely affect a Fund’s after-tax returns and its performance.

Temporary Defensive Investments. For temporary defensive purposes in response to adverse market, economic, political or other conditions, each Fund may invest, without limit, in cash, money market instruments or high quality, short-term debt securities, including repurchase agreements. To the extent a Fund is invested in these instruments, the Fund may not be pursuing its investment objective or executing its principal investment strategies. In addition, each Fund may deviate from its asset allocation targets for defensive purposes.

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Fund’s shares may be affected by the Fund’s investment objective, principal investment strategies and particular risk factors. Consequently, each Fund may be subject to different risks. Some of the risks of investing in the Funds are discussed below, including the principal risks of the Funds as discussed in “Investments, Risks and Performance — The Principal Risks of Investing in the Fund.” However, other factors may also affect each Fund’s investment results. There is no guarantee that a Fund will achieve its investment objective or that it will not lose value.

Each Fund follows a similar investment strategy; however, a Fund’s allocation among Underlying ETFs will vary depending on its retirement year, and therefore its exposure to risk will vary. To the extent a Fund invests in Underlying ETFs that invest in equity securities, the performance of the Fund will be subject to the risks of investing in equity securities. To the extent a Fund invests in Underlying ETFs that invest in fixed income securities, the performance of the Fund will be subject to the risks of investing in fixed income securities, which may include high yield securities. To the extent a Fund invests in Underlying ETFs that invest in foreign securities, the performance of the Fund will be subject to the risks of investing in foreign securities.

The Underlying ETFs have principal investment strategies that come with inherent risks. Certain Underlying ETFs may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. More information about the Underlying ETFs is available in the applicable Underlying ETF’s prospectus.

General Risks of the Funds and the Underlying ETFs

Each of the Funds and the Underlying ETFs may be subject to certain general investment risks, as discussed below. In this section, the term “Fund” may include a Fund, an Underlying ETF, or both.

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Asset Class Risk — There is the risk that the returns from the asset classes, or types of securities in which a Fund invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

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Cash Management Risk — Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, a Fund may be required to post collateral for the contract, the amount of which may vary. In addition, a Fund may maintain cash and cash equivalent positions to manage the Fund’s market exposure and for other portfolio management purposes. As such, the Fund may maintain cash balances, including foreign currency balances, which may be significant with counterparties such as the 1290 Funds’ custodian or its affiliates. A Fund is thus subject to counterparty risk and credit risk with respect to these arrangements.

•	Counterparty Risk — A Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to a transaction.

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Cybersecurity and Operational Risk — A Fund, its service providers, and third-party fund distribution platforms, and your ability to transact with the Fund, may be negatively impacted due to operational

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risks arising from, among other problems, systems and technology disruptions or failures, or cybersecurity incidents. The occurrence of any of these problems could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on the Fund or its shareholders. The Adviser, through its monitoring and oversight of Fund service providers, endeavors to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. However, it is not possible for the Adviser, Fund service providers, or third-party fund distribution platforms to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

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Derivatives Risk — A derivative instrument is an investment contract, the value of which is linked to (or is derived from), in whole or in part, the value of an underlying asset, reference rate, index or event (e.g., stocks, bonds, commodities, currencies, interest rates and market indexes). Derivatives include options, swaps, futures, options on futures, forward contracts and structured securities. Investing in derivatives involves investment techniques and risks different from those associated with traditional securities and may involve increased transaction costs. The successful use of derivatives will usually depend on an investment manager’s ability to accurately forecast movements in the market relating to the underlying asset, reference rate, index or event. If an investment manager does not predict correctly the direction of securities prices, interest rates and other economic factors, a Fund’s derivatives position could lose value. A Fund’s investment in derivatives may rise or fall more rapidly in value than other investments and may reduce the Fund’s returns. Changes in the value of the derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index, and a Fund could lose more than the principal amount invested. Derivatives also may be subject to certain other risks such as leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, management risk and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by a Fund, especially in abnormal market conditions. The use of derivatives may increase the volatility of a Fund’s net asset value. Derivatives may be leveraged such that a small investment can have a significant impact on a Fund’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain. It may be difficult or impossible for a Fund to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Fund. In addition, the possible lack of a liquid secondary market for certain derivatives, and the resulting inability of a Fund to sell or otherwise close out a derivatives position, could expose the Fund to losses and could make such derivatives more difficult for the Fund to value accurately. Assets segregated to cover these transactions may decline in value and may also become illiquid. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. A Fund also could suffer unlimited losses related to its derivatives positions as a result of unanticipated market movements. A Fund also may be exposed to losses if the counterparty in the transaction does not fulfill its contractual obligation. In addition, derivatives traded over-the-counter do not benefit from the protections provided by exchanges in the event that a counterparty is unable to fulfill its contractual obligation. Such over-the-counter derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives. When a derivative is used as a hedge against a position that a Fund holds, any loss generated by the derivative should generally be offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that a Fund’s hedging transactions will be effective. Also, certain derivative transactions may not be available in all circumstances. There can be no assurance that a Fund will engage in derivative transactions to reduce exposure to other risks when that might be beneficial. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income a Fund realizes from its investments. As a result, a larger portion of a Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions paid by a Fund. The federal income tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service (“IRS”). There have been numerous recent legislative and regulatory initiatives to implement a new regulatory framework for the derivatives markets. The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” In particular, the Dodd-Frank Act may limit the availability of certain derivatives, may make the use of derivatives by a Fund more costly, and may otherwise adversely impact the performance and value of derivatives. Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. Other future regulatory developments may also impact a Fund’s ability to invest, or remain invested in, certain derivatives. For example, future regulations may require a Fund

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to comply with specific exposure limitations and may impose additional requirements on the assets used to cover the Fund’s derivatives transactions. Legislation or regulation may also change the way in which a Fund itself is regulated. There can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

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Exchange Traded Funds Risk — A Fund’s shareholders will indirectly bear fees and expenses paid by the Underlying ETFs, in addition to the Fund’s direct fees and expenses. The cost of investing in a Fund, therefore, may be higher than the cost of investing in a mutual fund that exclusively invests directly in individual stocks and bonds. You may be able to realize lower aggregate expenses by investing directly in the Underlying ETFs of a Fund instead of in the Fund itself. An investor who chooses to invest directly in the Underlying ETFs would not receive the asset allocation and rebalancing services provided by the Adviser.

A Fund’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. A Fund is also subject to the risks associated with the securities or other investments in which the ETFs invest and the ability of the Fund to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. The extent to which the investment performance and risks associated with a Fund correlates to those of a particular ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the ETF, which will vary.

ETFs may change their investment objectives or policies without the approval of a Fund. If that were to occur, a Fund might be forced to sell its investment in an ETF at a time and price that is unfavorable to the Fund. In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance not to match the performance of its index. An ETF’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the index it seeks to track. As a result, an adverse development respecting an issuer of securities held by the ETF could result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the index. To the extent the assets in the ETF are smaller, these risks will be greater. No ETF fully replicates its index and an ETF may hold securities not included in its index. Therefore, there is a risk that the investment strategy of the ETF manager may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. The market price of ETF shares include a “bid/ask” spread charged by the market makers or authorized participants that trade the ETF shares. The bid/ask spread on ETF shares varies over time based on the ETFs trading volume and market liquidity. As a result, the bid/ask spread on ETF shares is generally larger when the shares have little trading volume or market liquidity and generally lower when the shares have high trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges and in over-the-counter markets, there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a Fund’s investment in the ETFs could be substantially and adversely affected. In addition, because ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Fund that invests in such an ETF could be adversely impacted.

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Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject a Fund to leveraging risk.

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Index Strategy Risk — A Fund that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends to track the performance of an unmanaged index of securities, whereas

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actively managed funds typically seek to outperform a benchmark index. Such a Fund generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, a Fund may not invest in all of the securities in the index. Also, the Fund’s fees and expenses will reduce the Fund’s returns, unlike those of the benchmark index. Cash flow into and out of a Fund, portfolio transaction costs, changes in the securities that comprise the index, and the Fund’s valuation procedures also may affect the Fund’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

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Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

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Leveraging Risk — When a Fund leverages its holdings, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. For example, a Fund may take on leveraging risk when it takes a short position, engages in derivatives transactions, invests collateral from securities loans or borrows money. Leveraged holdings generally require corresponding holdings of cash and cash equivalents, which may impair the Fund’s ability to pursue its objectives. A Fund may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging a Fund because the Fund may experience gains or losses not only on its investments in derivatives, but also on the other investments. If the value of a Fund’s investments in derivatives is increasing, this could be offset by declining values of the Fund’s other investments. Conversely, it is possible that the rise in the value of a Fund’s non-derivative investments could be offset by a decline in the value of the Fund’s investments in derivatives. In either scenario, a Fund may experience losses. In a market where the value of a Fund’s investments in derivatives is declining and the value of its other investments is declining, the Fund may experience substantial losses. The use of leverage may cause a Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements.

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Liquidity Risk — A Fund is subject to the risk that certain investments may be difficult or impossible for a Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, which may require a Fund to dispose of other investments at unfavorable times or prices to satisfy obligations and may result in a loss or may be costly to the Fund. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. Judgment plays a greater role in pricing illiquid investments than it does in pricing investments having more active markets and there is a greater risk that the investments may not be sold for the price at which a Fund is carrying them. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. There has generally been less liquidity in the markets worldwide since the financial crisis that began several years ago. A Fund may not receive its proceeds from the sale of certain securities for an extended period of time. In October 2016, the SEC adopted Rule 22e-4 under the Investment Company Act, which mandates certain liquidity risk management practices for open-end funds, including the Funds, by 2018. The precise impact the rule will have on Funds and on the open-end fund industry has not yet been determined, but any related changes may negatively affect a Fund’s expenses, yield and return potential.

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Market Risk — A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

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New Fund Risk — Certain Funds and Underlying ETFs may be relatively new and small with limited operating history. A new Fund’s performance may not represent how the Fund is expected to or may perform in the long-term and a Fund may not be successful in implementing its respective investment strategies. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the Fund is fully invested. In addition, investment positions may have a disproportionate impact (negative or positive) on performance in new Funds. There can be no assurance that such Funds will grow to or maintain an economically viable size, which could result in a Fund, including a Fund offered by this Prospectus, being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

•	Portfolio Management Risk — A Fund is subject to the risk that strategies used by an investment manager and their securities selections fail to produce the intended results.

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Portfolio Turnover Risk — High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Fund, which may result in higher fund expenses and lower total return.

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Recent Market Conditions Risk — The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, continues to affect global economies and financial markets. The crisis and its after-effects have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets including fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. As a result, investors in many types of securities, including, but not limited to, mortgage-backed, asset-backed, and corporate debt securities, have and may continue to experience losses. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline.

The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Over the past several years and continuing into the present, the U.S. and other governments, as well as the Federal Reserve and certain foreign central banks have taken steps to support financial markets. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow economies. The ultimate effect of these efforts is not yet known. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. A change in or withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The Dodd-Frank Act initiated a dramatic revision of the U.S. financial regulatory framework that is expected to continue to unfold over several years. As a result, the impact of U.S. financial regulation and the practical implications for market participants may not be fully known for some time. In addition, political events within the U.S. (such as the U.S. government’s potential inability to agree on a long-term budget and deficit reduction plan) and abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Uncertainty surrounding the sovereign debt of a number of European Union (“EU”) countries and the viability of the EU may disrupt markets in the U.S. and around the world. Additionally, the United Kingdom’s (“UK’s”) intended departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for European markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the UK. If additional countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and Europe. Because there is little precedent for this situation, it is difficult to predict the impact of a rate increase on various markets. An increase in interest rates may adversely impact various markets. For example, because investors may buy securities or other investments with borrowed money, an increase in interest rates may result in a decline in such borrowing and purchases and thus in a decline in the markets for those investments. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

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Redemption Risk — A Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt a Fund’s performance.

Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. More recently, the Federal Reserve substantially reduced the amount of securities it purchases pursuant to quantitative easing. Given this reduction in market support, interest rates may rise significantly or rapidly, potentially resulting in losses to a Fund. Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The market-making capacity of dealers has been reduced in recent years, in part as a result of structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Increased redemptions from mutual funds that hold large amounts of fixed income securities, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

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Repurchase Agreements Risk — A Fund may enter into repurchase agreements under which it purchases a security that a seller has agreed to repurchase from the Fund at a later date at the same price plus interest. If a seller defaults and the security declines in value, a Fund might incur a loss. If the seller declares bankruptcy, a Fund may not be able to sell the security at the desired time.

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Risk Management — The Adviser undertakes certain analyses with the intention of identifying particular types of risks and reducing a Fund’s exposure to them. However, risk is an essential part of investing, and the degree of return an investor might expect is often tied to the degree of risk the investor is willing to accept. By its very nature, risk involves exposure to the possibility of adverse events. Accordingly, no risk management program can eliminate a Fund’s exposure to such events; at best, it can only reduce the possibility that the Fund will be affected by adverse events, and especially those risks that are not intrinsic to the Fund’s investment program. While the prospectus describes material risk factors associated with a Fund’s investment program, there is no assurance that as a particular situation unfolds in the markets, the investment manager will identify all of the risks that might affect the Fund, rate their probability or potential magnitude correctly, or be able to take appropriate measures to reduce the Fund’s exposure to them. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

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Securities Lending Risk — For purposes of realizing additional income, Funds may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the investment manager, the consideration to be earned from such loans would justify the risk.

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Securities Selection Risk — The securities selected for a Fund may not perform as well as other securities that were not selected for a Fund. As a result, a Fund may underperform the markets, its benchmark index(es) or other funds with the same objective or in the same asset class.

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Short Position Risk — A Fund may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A Fund will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased plus any premiums or interest paid to the third party. Short positions may be considered speculative transactions and involve special risks that could increase losses or reduce gains. Short sales involve greater reliance on an investment manager’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because a Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, a Fund could be deemed to be employing a form of leverage, which creates special risks. A Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss more than it would be without the use of leverage. Market factors may prevent a Fund from closing out a short position at the most desirable time or at a favorable price. In addition, a lender of securities may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice. If this happens, the Fund may have to buy the securities sold short at an unfavorable

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price. When a Fund is selling stocks short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, a Fund may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) or may utilize borrowings or the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit a Fund’s ability to pursue other opportunities as they arise.

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Tax Risk — A Fund is subject to the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

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Target Date Risk — A Fund does not provide guaranteed income or payouts to an investor at or after the target year. An investment in a Fund will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Fund’s name. The adequacy of an investor’s account at or after the target year will depend on a variety of factors, including the amount of money invested in a Fund, the length of time the investment was held, and the Fund’s returns over time.

Risks of Equity Investments

Each Fund may invest a varying portion of its assets in Underlying ETFs that emphasize investments in equity securities. Therefore, as an investor in a Fund, the return on your investment will be based, to some extent, on the risks and rewards of equity securities.

In general, the performance of the Funds with later retirement dates, such as the 1290 Retirement 2050, 1290 Retirement 2055 and 1290 Retirement 2060 Funds, will be subject to the risks of investing in equity securities to a greater extent than those Funds with earlier retirement dates. The risks of investing in equity securities include:

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Convertible Securities Risk — The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security generally is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. In addition, because companies that issue convertible securities are often small- or mid-cap companies, to the extent a Fund invests in convertible securities, it will be subject to the risks of investing in these companies. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies. Convertible securities are normally “junior” securities which means an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. To the extent a Fund invests in securities that may be considered “enhanced” convertible securities, some or all of these risks may be more pronounced.

•

Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. Equity securities generally have greater price volatility than fixed-income securities.

•

Focused Fund Risk — A Fund that employs a strategy of investing in the securities of a limited number of companies, some of which may be in the same industry, sector or geographic region, including a Fund that is classified as “non-diversified,” may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Fund’s net asset value. Further, such a Fund may be more sensitive to events affecting a single industry, sector or geographic region. The use of such a focused investment strategy may increase the volatility of a Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a Fund that is more broadly invested.

•	Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies

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also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing more heavily in one market capitalization category (large, medium or small) carries the risk that due to market conditions that category may be out of favor with investors.

•

Mid-Cap, Small-Cap and Micro-Cap Company Risk — A Fund’s investments in mid-, small- and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. Mid-, small- and micro-cap companies also are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-, small- and micro-cap company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in mid-, small- and micro-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small- and micro-capitalization companies than for mid-capitalization companies. Investing more heavily in one market capitalization category (large, medium or small) carries the risk that due to market conditions that category may be out of favor with investors.

•

Unseasoned Companies Risk — These are companies that have been in operation less than three years, including operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

•

Volatility Risk — The Underlying ETFs selected by the Adviser may be unsuccessful in maintaining portfolios of investments that minimize volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities held by the Underlying ETFs may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.

Risks of Fixed Income Investments

Each Fund may invest a varying portion of its assets in Underlying ETFs that invest primarily in debt securities. Therefore, as an investor in a Fund, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

In general, the performance of the Funds with earlier retirement dates, such as the 1290 Retirement 2020, 1290 Retirement 2025 and 1290 Retirement 2030 Funds, will be subject to the risks of investing in fixed income securities to a greater extent than those Funds with later retirement dates. The risks of investing in fixed income securities include:

•

Banking Industry Sector Risk — To the extent a Fund invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment. The value of a Fund’s shares could experience significantly greater volatility than Funds investing more broadly.

•

Credit Risk — A Fund is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security held by a Fund may decrease its value. When a fixed income security is not rated, an investment manager may have to assess the risk of the security itself. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default. U.S. government securities held by a Fund are supported by varying degrees of credit, and their value may fluctuate in response to political, market or economic developments. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a Fund owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities or to shares of the Fund.

•

Interest Rate Risk — A Fund is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of a Fund’s debt securities generally declines. A Fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a fund with a shorter average duration. During periods of falling interest rates, an issuer of a callable bond may “call” or repay a security before its stated maturity

1290 Funds	More information on strategies and risks	55

and a Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in Fund income. Conversely, when interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these obligations to fall. Inflation-indexed bonds decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally decline. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. When a Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. Changes in government monetary policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. However, there can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, or that any such policy will have the desired effect on interest rates. As of the date of this Prospectus, interest rates in the United States are near historic lows but may rise significantly and rapidly, potentially resulting in losses to a Fund. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates.

•

Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. A Fund considers securities to be investment grade if they are rated BBB or higher by S&P or Fitch, or Baa or higher by Moody’s, or, if unrated, determined by an investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics and may possess certain speculative characteristics.

•

Money Market Risk — Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation. The Securities and Exchange Commission has adopted extensive changes to the rules that govern money market funds, which became effective in October 2016. These amendments affect the manner in which money market funds are structured and operated, and may impact a money market fund’s expenses, returns and liquidity. The full impact of the amendments may not be known for some time.

•

Mortgage-Backed and Asset-Backed Securities Risk — A Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by a Fund may be prepaid, which generally will reduce the yield and market value of these securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. An increased rate of prepayments on a Fund’s mortgage-backed and asset-backed securities will result in an unforeseen loss of interest income to a Fund as the Fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed and asset-backed securities do not increase as much as other fixed income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. This is known as extension risk. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities may experience additional volatility and losses. Moreover, declines in the credit quality of and defaults by the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. If a Fund purchases mortgage- or asset-backed securities that are “subordinated” to other interests in the same pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make

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payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers’ credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard loan. As a result, the loans in the pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by loans underwritten in a more traditional manner. In addition, changes in the values of the assets underlying the loans (if any), as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. Moreover, instability in the markets for mortgage- and asset-backed securities may affect the liquidity of such securities, which means that a Fund may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Fund may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage- and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

•

Non-Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch, or Ba or lower by Moody’s) or, if unrated, deemed to be of comparable quality by an investment manager are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. Non-investment grade bonds, sometimes referred to as “junk bonds”, are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Fund’s net asset value. A Fund investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Because of the risks involved in investing in below investment grade securities, an investment in a Fund that invests substantially in such securities should be considered speculative. “Junk bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

•

Prepayment and Extension Risks — Prepayment risk is the risk that the principal on securities held by a Fund may be paid off by the issuer more quickly than originally anticipated, and the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Extension risk is the risk that the principal on securities held by a Fund may be paid off by the issuer more slowly than originally anticipated. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines. The prices of variable and floating rate securities (including loans) can be less sensitive to prepayment risk.

•

Unrated Debt Securities Risk — Unrated debt securities determined by an investment manager to be of comparable quality to rated securities may be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers.

•

Zero Coupon and Pay-in-Kind Securities Risk — A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risks of Foreign Securities Investments

Each Fund may invest a varying portion of its assets in Underlying ETFs that invest primarily in foreign securities. Therefore, as an investor in a Fund, the return on your investment will be based, to some extent, on the risks and rewards of foreign securities.

The following is a more detailed description of the primary risks of investing in foreign securities:

Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent

1290 Funds	More information on strategies and risks	57

than those that may be associated with, investing in U.S. securities. The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Over a given period of time, foreign securities may underperform U.S. securities — sometimes for years. A Fund could also underperform if it invests in countries or regions whose economic performance falls short. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision and regulation than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities. Securities issued by U.S. entities with substantial foreign operations can involve risks relating to conditions in foreign countries. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries, which could adversely affect the value of a Fund’s investments.

•

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

•

Depositary Receipts Risk — Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

•

Emerging Markets Risk — Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. There are greater risks involved in investing in emerging market countries and/or their securities markets, and investments in these countries are more susceptible to loss than investments in developed markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant adverse developments in their political or economic structures. Some emerging market countries restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or may nationalize or expropriate the assets of private companies. Therefore, a Fund may be limited in its ability to make direct or additional investments in an emerging markets country or could lose the entire value of its investment in the affected market. Such restrictions also may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies of a Fund. In addition, the securities markets of emerging markets countries generally are smaller, less liquid and more volatile than those of developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures which could result in ownership registration being completely lost. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, and higher custodial costs. A Fund may not know the identity of trading counterparties, which may increase the possibility of the Fund not receiving payment or delivery of securities in a transaction. Emerging market countries also may be subject to high inflation and rapid currency devaluations and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. The risks associated with investing in a narrowly defined geographic area also generally are more pronounced with respect to investments in emerging market countries. Investments in frontier markets may be subject to greater levels of these risks than investments in more developed and traditional emerging markets.

•

European Economic Risk — The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires Eurozone countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country and their economic partners. The economies of EU member countries and their trading partners may be adversely affected by changes in the exchange rate of the euro (the common currency of the EU), changes in EU or governmental regulations on trade and other areas, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact a Fund’s investments and cause it to lose money. In recent years, the European financial markets have been negatively impacted by concerns relating to rising government debt levels and national unemployment; possible default on or restructuring of sovereign debt in several European countries and economic

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downturns. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have unintended consequences. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe may adversely affect the euro’s exchange rate and value and may continue to impact the economies of every European country and their economic partners. In June 2016, the United Kingdom (the “UK”) voted to withdraw from the EU, commonly referred to as “Brexit.” The impact of Brexit is so far uncertain. The effect on the UK’s economy will likely depend on the nature of trade relations with the EU following its exit, a matter to be negotiated. The decision may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the UK and European economies, as well as the broader global economy for some time. Additionally, EU members could decide to abandon the euro and also withdraw from the EU, which could adversely affect the value of a Fund’s investments.

•

Geographic Concentration Risk — A Fund that invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain areas are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

•

International Fair Value Pricing Risk — An Underlying ETF that invests in foreign securities is subject to the risk that its share price may be exposed to arbitrage attempts by investors seeking to capitalize on differences in the values of foreign securities trading on foreign exchanges that may close before the time the Underlying ETF’s net asset value is determined. If such arbitrage attempts are successful, the Underlying ETF’s net asset value might be diluted. An Underlying ETF’s use of fair value pricing in certain circumstances (by adjusting the closing market prices of foreign securities to reflect what the board of trustees believes to be their fair value) may help deter such arbitrage activities. The effect of such fair value pricing is that foreign securities may not be priced on the basis of quotations from the primary foreign securities market in which they are traded, but rather may be priced by another method that the Underlying ETF’s board of trustees believes reflects fair value. As such, fair value pricing is based on subjective judgment and it is possible that fair value may differ materially from the value realized on a sale of a foreign security. It is also possible that use of fair value pricing will limit an investment manager’s ability to implement an Underlying ETF’s investment strategy (e.g., reducing the volatility of the Underlying ETF’s share price) or achieve its investment objective.

•

Political/Economic Risk — Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s foreign investments.

•

Regulatory Risk — Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the U.S. and may not have laws to protect investors that are comparable to U.S. securities laws. In addition, some countries may have legal systems that may make it difficult for a Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

•

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

•	Transaction Costs Risk — The costs of buying and selling foreign securities, including taxes, brokerage and custody costs, generally are higher than those involving domestic transactions.

1290 Funds	More information on strategies and risks	59

Information Regarding the Underlying ETFs

The following is additional information regarding certain of the Underlying ETFs in which the Funds currently may invest. If you would like more information about the Underlying ETFs, their prospectuses and statements of additional information are available by contacting your financial professional. The Underlying ETFs in which the Funds may invest may change from time to time at the discretion of the Adviser without notice or shareholder approval.

Certain principal risks specific to each Underlying ETF, as disclosed in each Underlying ETF’s Prospectus, are listed below. Information regarding these risks also is available in the Underlying ETFs’ Prospectuses. The Underlying ETFs’ Prospectuses and Statements of Additional Information, which contain additional information regarding the Underlying ETFs, are available by contacting your financial professional. The information below is derived from disclosures contained in each Underlying ETF’s Prospectus. The Adviser makes no representations regarding the accuracy or completeness of this information.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC EQUITY
iShares® Core S&P Total U.S. Stock Market ETF	Seeks to track the investment results of the S&P Total Market Index™, which is composed of the membership of the S&P 500® Index and the S&P Completion Index™.	The Fund employs an indexing investment approach designed to track the performance of the S&P Total Market Index™ (the “Index”), by generally investing at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index. The Fund’s adviser uses a representative sampling indexing strategy to manage the Fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

•   Asset Class Risk

•   Authorized Participant Concentration Risk

•   Concentration Risk

•   Cyber Security Risk

•   Equity Securities Risk

•   Financials Sector Risk

•   Healthcare Sector Risk

•   Index-Related Risk

•   Information Technology Sector Risk

•   Issuer Risk

•   Management Risk

•   Market Risk

•   Market Trading Risk

•   Mid-Capitalization Companies Risk

•   Passive Investment Risk

•   Risk of Investing in the United States

•   Securities Lending Risk

•   Small-Capitalization Companies Risk

•   Tracking Error Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Edge MSCI Min Vol USA Small-Cap ETF	Seeks to track the investment results of the MSCI USA Small Cap Minimum Volatility (USD) Index, which is composed of small-capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S. equity market.	The Fund employs an indexing investment approach designed to track the performance of the MSCI USA Small Cap Minimum Volatility (USD) Index (the “Index”), by generally investing at least 90% of its assets in the component securities of the Index. The Fund’s adviser uses a representative sampling index strategy to manage the Fund. The Fund may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Calculation Methodology Risk

•  Concentration Risk

•  Consumer Discretionary Sector Risk

•  Cyber Security Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Healthcare Sector Risk

•  Index-Related Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Diversification Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Small-Capitalization Companies Risk

•  Tracking Error Risk

•  Volatility Risk

PowerShares S&P 500® Low Volatility Portfolio	Seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P 500® Low Volatility Index.	The Fund generally will invest at least 90% of its total assets in common stocks that comprise the S&P 500 Low Volatility Index (“Index”). Strictly in accordance with its existing guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI”) selects 100 securities from the S&P 500 Index for inclusion in the Index that have the lowest realized volatility over the past 12 months as determined by S&P DJI. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.	• Equity Risk • Industry Concentration Risk • Market Risk • Market Trading Risk • Non-Correlation Risk • Index Risk • Non-Diversified Fund Risk • Issuer-Specific Changes

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
PowerShares S&P 500® High Dividend Low Volatility Portfolio	Seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P 500® Low Volatility High Dividend Index.	The Fund generally invests at least 90% of its total assets in securities that comprise the S&P 500® Low Volatility High Dividend Index (“Index”). Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI”) identifies from the S&P 500® Index the 75 securities with the highest dividend yields over the past 12 months, with no one sector with the S&P 500® Index allowed to contribute more than 10 securities. From those securities, S&P DJI selects for inclusion in the Index the 50 securities with the lowest volatility over the past 12 months. The Fund generally invests in all of the securities comprising its Index in proportion to their weightings in the Index.	• High Dividend Paying Securities Risk • Equity Risk • Industry Concentration Risk • Non-Correlation Risk • Market Risk • Market Trading Risk • Index Risk • Issuer-Specific Changes
PowerShares S&P MidCap Low Volatility Portfolio	Seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Low Volatility Index.	The Fund generally invests at least 90% of its total assets in common stocks that comprise the S&P MidCap 400® Low Volatility Index (“Index”). Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI”) selects for inclusion in the Index the 80 securities that it has determined have the lowest volatility over the past 12 months out of the 400 medium capitalization range securities that are contained in the S&P MidCap 400® Index. S&P DJI weights the 80 securities within the Index based upon the inverse of each security’s volatility, with the least volatile securities receiving the highest weights in the Index. The Fund generally invests in all of the securities comprising its Index in proportion to their weightings in the Index.

•  Equity Risk

•  Medium Capitalization Company Risk

•  Industry Concentration Risk

•  Non-Correlation Risk

•  Index Risk

•  Non-Diversified Fund Risk

•  Market Risk

•  Market Trading Risk

•  Issuer-Specific Changes

PowerShares S&P SmallCap Low Volatility Portfolio	Seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P SmallCap 600® Low Volatility Index.	The Fund generally invests at least 90% of its total assets in common stocks that comprise the S&P SmallCap 600® Low Volatility Index (“Index”). Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI”) selects for inclusion in the Index the 120 securities that it has determined have the lowest volatility over the past 12 months out of the 600 small capitalization range securities that are contained in the Index. S&P DJI weights the 120 securities within the Index based on the inverse of each security’s volatility, with the least volatile securities receiving the highest weights in the Index. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

•  Equity Risk

•  Financial Services Sector Risk

•  Small Capitalization Company Risk

•  Industry Concentration Risk

•  Non-Correlation Risk

•  Index Risk

•  Non-Diversified Fund Risk

•  Market Risk

•  Market Trading Risk

•  Issuer-Specific Changes

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Vanguard Small-Cap ETF	Seeks to track the performance of the CRSP US Small Cap Index, which measures the investment return of small-capitalization stocks.	The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small-Cap Index, by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.	• Stock Market Risk • Investment Style Risk • ETF Risk
INTERNATIONAL DEVELOPED EQUITY
iShares® Edge MSCI Min Vol EAFE ETF	Seeks to track the investment results of the MSCI EAFE Minimum Volatility (USD) Index, which is composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.	The Fund employs an indexing investment approach designed to track the performance of the MSCI EAFE Minimum Volatility (USD) Index (“Index”), by generally investing at least 90% of its assets in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the component securities of the Index. The Fund may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index. The Fund’s adviser uses a representative sampling indexing strategy to manage the Fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Consumer Staples Sector Risk

•  Currency Risk

•  Cyber Security Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Geographic Risk

•  Healthcare Sector Risk

•  Index-Related Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Mid-Capitalization Companies Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in Japan

•  Risk of Investing in the United Kingdom

•  Securities Lending Risk

•  Security Risk

•  Tracking Error Risk

•  Valuation Risk

•  Volatility Risk

PowerShares S&P International Developed Low Volatility Portfolio	Seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P BMI International Developed Low Volatility Index™.	The Fund will invest at least 90% of its total assets in the securities of companies that comprise the S&P BMI International Developed Low Volatility Index™ (“Index”). The Index is designed to measure the performance of 200 of the least volatile stocks of the S&P Developed ex US and South Korea LargeMidCap Index. Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices (“S&P DJI”) determines which securities are the least volatile over the past 12 months of companies in the S&P Developed ex US and South Korea LargeMidCap Index for inclusion in the Index. The Fund generally invests in all of the securities comprising its (Index in proportion to their weightings in the Index.

•  Foreign Investment Risk

•  Equity Risk

•  Medium Capitalization Company Risk

•  Industry Concentration Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Index Risk

•  Non-Diversified Fund Risk

•  Issuer-Specific Changes

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Core MSCI EAFE ETF	Seeks to track the investment results of the MSCI EAFE IMI Index, which is composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada.	The Fund employs an indexing approach to track the performance of the MSCI EAFE IMI Index, by generally investing at least 90% of its assets in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the component securities of the Index. The Fund’s adviser uses a representative sampling indexing strategy to manage the Fund. The Fund may 9invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Consumer Discretionary Sector Risk

•  Currency Risk

•  Cyber Security Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Geographic Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  National Closed Market Trading Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in Japan

•  Risk of Investing in the United Kingdom

•  Securities Lending Risk

•  Security Risk

•  Tracking Error Risk

•  Valuation Risk

Vanguard FTSE Developed Markets ETF	Seeks to track the performance of the FTSE Developed All Cap ex US Index.	The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.	• Stock Market Risk • Country/regional Risk • Currency Risk • ETF Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EMERGING MARKETS EQUITY
iShares® Core MSCI Emerging Markets ETF	Seeks to track the investment results of the MSCI Emerging Markets Investable Market Index, which is composed of large-, mid- and small-capitalization emerging market equities.	The Fund employs an indexing investment approach designed to track the performance of the MSCI Emerging Markets Investable Market Index, by generally investing at least 90% of its assets in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the component securities of the Index. The Fund’s adviser uses a representative sampling index strategy to manage the fund. The Fund may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Commodity Risk

•  Concentration Risk

•  Consumer Discretionary Sector Risk

•  Currency Risk

•  Custody Risk

•  Cyber Security Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Geographic Risk

•  Index-Related Risk

•  Information Technology Sector Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  National Closed Market Trading Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in China

•  Risk of Investing in India

•  Risk of Investing in Russia

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Treaty/Tax Risk

•  Valuatin Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Edge MSCI Min Vol Emerging Markets ETF	Seeks to track the investment results of the MSCI Emerging Markets Minimum Volatility (USD) Index, which is composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets.	The Fund employs an indexing investment approach designed to track the performance of the MSCI Emerging Markets Minimum Volatility (USD) Index (the “Index”), by generally investing at least 90% of its assets in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the component securities of the Index. The Fund may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index. The Fund’s adviser uses a representative sampling indexing strategy to manage the fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Commodity Risk

•  Concentration Risk

•  Consumer Staples Sector Risk

•  Currency Risk

•  Custody Risk

•  Cyber Security Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Geographic Risk

•  Index-Related Risk

•  Information Technology Sector Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Mid-Capitalization Companies Risk

•  National Closed Market Trading Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in China

•  Risk of Investing in Emerging Markets

•  Risk of Investing in India

•  Risk of Investing in Russia

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Treaty/Tax Risk

•  Valuation Risk

•  Volatility Risk

PowerShares S&P Emerging Markets Low Volatility Portfolio	Seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P BMI Emerging Markets Low Volatility Index™.	The Fund will invest at least 90% of its total assets in the securities of companies that comprise the S&P BMI Emerging Markets Low Volatility Index™ (“Index”). The Index is designed to measure the performance of 200 of the least volatile stocks of the S&P Emerging Plus LargeMidCap Index. Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI”) determines which securities are the least volatile over the past 12 months of companies in the S&P Emerging Plus LargeMidCap Index for inclusion in the Index. The Fund generally invests in all of the securities comprising its Index in proportion to their weightings in the Index.

•  Foreign Investment Risk

•  Emerging Markets Investment Risk

•  Equity Risk

•  Medium Capitalization Company Risk

•  Industry Concentration Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Index Risk

•  Non-Diversified Fund Risk

•  Issuer-Specific Changes

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Vanguard FTSE Emerging Markets ETF	Seeks to track the performance of the FTSE Emerging Markets All Cap China A Transition Index, which measures the investment return of stocks issued by companied located in emerging market countries.	The Fund employs an indexing investment approach designed to track the performance of the FTSE Emerging Markets All Cap China A Transition Index (“Index”), an interim index that will gradually increase exposure to small-capitalization stocks and China A-shares while proportionately reducing exposure to other stocks based on their weightings in the FTSE Emerging Markets All Cap China A Inclusion Index. The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the Index in terms of key characteristics.	• Stock Market Risk • Emerging Markets Risk • Country/Regional Risk • Currency Risk • China A-Shares Risk • Index Sampling Risk • ETF Risk
Vanguard FTSE Emerging Markets ETF	Seeks to track the performance of the FTSE Emerging Markets Index All Cap China A Inclusion Index.	The Fund employs an indexing investment approach by seeking to track the FTSE Emerging Markets All Cap China A Inclusion Index, while employing a form of sampling to reduce risk.	• Stock Market Risk • Emerging Markets Risk • Country/Regional Risk • Currency Risk • Index Sampling Risk • ETF Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
GLOBAL EQUITY
iShares® Edge MSCI Min Vol Global ETF	Seeks to track the investment results of the MSCI ACWI Minimum Volatility (USD) Index, which is composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets.	The Fund employs an indexing investment approach designed to track the performance of the MSCI ACWI Minimum Volatility (USD) Index (“Index”). The Fund invests by sampling the Index, meaning it invests in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund generally invests at least 90% of its assets in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the component securities of the Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the Fund’s adviser believes will help the Fund’s performance track the Index. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Consumer Staples Sector Risk

•  Currency Risk

•  Custody Risk

•  Cyber Security Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Geographic Risk

•  Healthcare Sector Risk

•  Index-Related Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Mid-Capitalization Companies Risk

•  National Closed Market Trading Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in Russia

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Valuation Risk

•  Volatility Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
U.S. INVESTMENT GRADE BOND
iShares Core U.S. Aggregate Bond ETF	Seeks to track the performance of the Barclays U.S. Aggregate Bond Index, which is composed of the total U.S. investment-grade bond market.	The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Aggregate Bond Index, by investing approximately 90% of its assets in the bonds represented in the Index and in securities that provide substantially similar exposure to the securities in the Index. The Fund may invest the remainder of its assets in bonds not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index. The adviser uses a representative sampling indexing strategy to manage the Fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

•  Asset Class Risk

•  Call Risk

•  Concentration Risk

•  Credit Risk

•  Custody Risk

•  Extension Risk

•  Financial Sector Risk

•  Geographic Risk

•  High Portfolio Turnover Risk

•  Income Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Interest Rate Risk

•  Issuer Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Mortgage-Backed Securities Risk

•  North American Economic Risk

•  Passive Investment Risk

•  Prepayment Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

•  U.S. Treasury Obligations Risk

HIGH YIELD BOND
SPDR Barclays High Yield Bond ETF	Seeks to track the performance of the Barclays High Yield Very Liquid Index, which measures the U.S. high yield corporate bond market.	The Fund employs an indexing investment approach designed to track the performance of the Barclays High Yield Very Liquid Index by investing substantially all, but at least 80% of its assets in the securities that the Fund’s adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The adviser uses a representative sampling indexing strategy to manage the Fund.

•  Passive Strategy/Index Risk

•  Index Tracking Risk

•  Debt Securities Investing Risk

•  High Yield Securities Risk

•  Industrial Sector Risk

•  Utilities Sector Risk

•  Financial Sector Risk

•  Non-Diversified Investment Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INFLATION PROTECTED SECURITIES
iShares TIPS Bond ETF	Seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds, which measures the performance of the inflated-protected public obligations of the U.S. Treasury.	The Fund seeks to track the investment results of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. The Fund generally invests at least 90% of its assets in the bonds of the Index and at least 95% of its assets in U.S. Government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index. The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by the Fund’s adviser or its affiliates. The adviser uses a representative sampling indexing strategy to manage the Fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

•  Asset Class Risk

•  Concentration Risk

•  Income Risk

•  Index-Related Risk

•  Interest Rate Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

•  U.S. Treasury Obligation Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INTERNATIONAL BOND
Vanguard Total International Bond ETF	Seeks to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), which measures the investment return of non-U.S. dollar-denominated investment-grade bonds.	The Fund employs an indexing approach designed to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), which provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index is capped to comply with investment company diversification standards of the Internal Revenue Code, which state that, at the close of each fiscal quarter, a fund’s (1) exposure to any particular bond issuer may not exceed 25% of the fund’s assets, and (2) aggregate exposure to issuers that individually constitute 5% of more of the fund may not exceed 50% of the fund’s assets. The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process and, under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the Index.	• Interest Rate Risk • Income Risk • Credit Risk • Call Risk • Country/Regional Risk • Nondiversification Risk • Currency Hedging Risk • Index Sampling Risk • ETF Risk

1290 Funds	More information on strategies and risks	71

4. Management of the Funds

This section gives you information on 1290 Funds and the Adviser for the Funds.

1290 Funds

1290 Funds is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. 1290 Funds’ Board of Trustees is responsible for the overall management of 1290 Funds and the Funds. 1290 Funds issues shares of beneficial interest that are currently divided among eighteen (18) funds, This Prospectus describes the Funds, each of which has authorized Class A, Class I, Class R and Class T shares. Each Fund has its own investment objective, investment strategies and risks, which have been previously described in this Prospectus.

The Funds’ Board of Trustees oversees generally the operations of the Funds. 1290 Funds enters into contractual arrangements with various parties, including among others, the Adviser, custodian, transfer agent, and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.

This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares. Neither this Prospectus nor the Statement of Additional Information is intended, or should be read, to be or create an agreement or contract between the 1290 Funds or a Fund and any investor, or to create to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

The Adviser

AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers® is located at 1290 Avenue of the Americas, New York, New York 10104, and is the investment adviser to each Fund. 1290 Asset Managers is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. 1290 Asset Managers also is registered with the CFTC as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended; however, 1290 Asset Managers currently claims an exclusion (under CFTC Rule 4.5) from registration as a CPO with respect to the Funds. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs and may affect Fund returns. 1290 Asset Managers serves as the investment adviser to mutual funds and other pooled investment vehicles, and had $         billion in assets under management as of December 31, 2016. 1290 Funds is part of a family of mutual funds advised by 1290 Asset Managers which also includes EQ Advisors Trust and AXA Premier VIP Trust.

The Adviser has a variety of responsibilities for the general management and administration of 1290 Funds and the day-to-day management of the Funds. In addition to its managerial responsibilities, the Adviser also is responsible for determining the asset allocation for the Funds and ensuring that the asset allocations are consistent with the guidelines that have been approved by the 1290 Funds’ Board of Trustees. The Adviser establishes the asset mix of each Fund and selects the specific Underlying ETFs in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Underlying ETFs, as well as its outlook for the economy and financial markets. The Adviser also will rebalance each Fund’s holdings through its selection of Underlying ETFs as deemed necessary to bring the asset allocation of a Fund back into alignment with its asset allocation target. As noted above, the Adviser has the authority to select and substitute Underlying ETFs.

The Adviser plays an active role in monitoring each Fund and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria.

The Adviser obtains detailed, comprehensive information concerning Fund performance and operations that is used to supervise and monitor Fund operations. A team is responsible for conducting ongoing investment reviews and for developing the criteria by which Fund performance is measured. The past performance of a Fund is not necessarily an indication of future performance.

The Adviser manages the Funds. The following investment personnel of the Adviser comprise the committee of the Adviser that is primarily responsible for the selection of the investments in Underlying ETFs for the Funds:

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Executive Vice President and Chief Investment Officer of the Adviser since June 2012 and as Senior Vice President of AXA Equitable Life Insurance Company (“AXA Equitable”) since September 2011. He was Senior Vice President of the Adviser from May 2011 to June 2012 and a Vice President of AXA Equitable from February 2001 to August 2011.

Alwi Chan, CFA® has served as Senior Vice President and Deputy Chief Investment Officer of the Adviser since June 2012 and as Vice President of AXA Equitable since February 2007. He served as Vice President of the Adviser from May 2011 to June 2012. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable.

Xavier Poutas, CFA® has served as an assistant portfolio manager of the Adviser since May 2011 and Assistant Vice President of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.

72	Management of the Funds	1290 Funds

Miao Hu, CFA® has served as an assistant portfolio manager of the Adviser since April 2016. She has served as a Director of Portfolio Analytics of AXA Equitable’s Funds Management Group since December 2014. She joined AXA Equitable as a Lead Manager in November 2013. Prior to joining FMG LLC, she was an Associate Content Manager at Factset from January 2012 to November 2013.

Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Funds is available in the Funds’ SAI.

Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust advised by the Adviser. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to the Adviser and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief and in December 2011, the Defendants filed a motion to dismiss the Amended Complaint. In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint.

In January 2013, a second lawsuit against the Adviser was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of certain portfolios of EQ Advisors Trust advised by the Adviser. The Sanford Litigation does not involve any of the Funds. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to the Adviser in its capacity as the Administrator of the EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Plaintiffs and Defendants filed motions for summary judgment, which were denied by the Court.

The non-jury trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing. On August 25, 2016, the Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the Plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the trial opinion and to amend or make new findings of fact and/or conclusions of law, which was denied by the Court in December 2016. In December 2016, Plaintiffs filed a notice to appeal the Court’s decision to the United States Court of Appeals for the Third Circuit.

None of the Funds within the 1290 Funds are a party to the Sivolella or Sanford Litigations and any potential damages would be the responsibility of the Defendants. Therefore, no liability for litigation relating to these violations has been accrued in the financial statements of the Funds.

1290 Funds	Management of the Funds	73

5. Investing in the Funds

Choosing a Share Class

1290 Funds consist of the following four classes of shares of the Funds: Class A, Class T, Class I and Class R shares. The Funds are not designed for market-timers (see the section entitled “Buying, selling and exchanging shares — Purchase and Redemption Restrictions on Market-Timers and Active Traders”). Each class of shares has different costs associated with buying, selling and holding fund shares. Your broker or other financial professional can assist you in selecting which class of shares best meets your needs based on such factors as the size of your investment and the length of time you intend to hold your shares.

The table below summarizes the key features of each class of shares. They are described in more detail below.

Share Classes at a Glance

	Class A	Class T	Class I	Class R
Availability	Generally available through financial intermediaries.	Generally available through financial intermediaries. However, not all financial intermediaries make Class T shares available to their clients.

Limited to certain investors, including:

•  Certain Institutional investors.

•  Certain employer-sponsored retirement plans.

•  Participants in certain programs sponsored by the Adviser or its affiliates or other financial intermediaries.

•  Certain employees of the Adviser or its affiliates.

Available only to certain employer-sponsored retirement plans. Corporate retirement accounts such as 401(K) and 403(b) plans.
Minimum Investment	$1,000 for all accounts except: • $500 for certain fee-based programs. • $500, if establishing an Automatic Bank Draft Plan. • No minimums for certain employer-sponsored retirement plans	$1,000 for all accounts except: • $500 for certain fee-based programs. • $500, if establishing an Automatic Bank Draft Plan. • No minimums for certain employer-sponsored retirement plans

•  $1,000,000 for certain institutions and individuals.

•  $1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

•  Class I Shares are available to clients of registered investment advisers who have $250,000 invested in the Fund.

No minimum.
Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges are available for larger investments.	Yes. Payable at time of purchase.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.
Contingent Deferred Sales Charge (“CDSC”)	Yes. (On shares purchased without an initial sales charge and redeemed within 12 months of purchase.)	No.	No.	No.
Distribution and Service (12b-1) Fees?	0.25% distribution and service fee.	0.25% distribution and service fee.	No.	0.50% distribution and service fee.

74	Investing in the Funds	1290 Funds

	Class A	Class T	Class I	Class R
Advantage	Makes sense for investors who are eligible to have the sales charge reduced or eliminated or who have a long-term investment horizon because there are lower ongoing distribution and service (12b-1) fees.

Makes sense for investors who are making an investment of $250,000 or less because of the lower up-front sales charge or who have a long-term investment horizon because there are lower ongoing distribution and service (12b-1) fees.

			No up-front sales charge so you start off owning more shares. No distribution or service fees.	No up-front sales charge so you start off owning more shares.
Disadvantage	You pay a sales charge up-front, and therefore you start off owning fewer shares.	You pay a sales charge up-front, and therefore you start off owning fewer shares.	Limited availability.	You pay ongoing distribution and service (12b-1) fees each year you own Class R Shares, which means that over the long term you can expect higher total fees per share than Class A Shares and, as a result, lower total performance.

1290 Funds	Investing in the Funds	75

6. How sales charges are calculated

Class A Shares

The price that you pay when you buy Class A shares (the “offering price”) is their net asset value plus a sales charge (sometimes called a “front-end sales charge”), which varies depending upon the size of your purchase. No initial sales charge applies to Class A shares you receive through reinvestment of dividends or other distributions.

Class A Sales Charge for 1290 Retirement Funds
Your Investment*	As a % of Offering Price	As a % of Your Investment	Dealer Discount or Agency Fee as a % of Offering Price**
$0 to $49,999	5.50%	5.82%	5.00%
$50,000 to $99,999	4.75%	4.99%	4.25%
$100,000 to $249,999	3.75%	3.90%	3.25%
$250,000 to $499,999	2.75%	2.83%	2.50%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and up	None	None	1.00% of the first $2.99 million; 0.75% of amounts from $3-4.99 million; 0.50% of amounts in excess of $5 million
*	In determining the amount of your investment and the applicable sales charge, we will include all shares you are currently purchasing in all of the Funds. For more information on reducing or eliminating sales charges, please see “Ways to Reduce or Eliminate Sales Charges.”
**	The distributor will compensate dealers in connection with purchases of Class A shares. From time to time, the distributor may hold special promotions for specified periods during which the distributor may reallow dealers up to the full sales charges shown above. In addition, the distributor may provide to all qualifying dealers, from its own profits and resources, additional compensation, as described below in the section entitled “Compensation to Securities Dealers.”

Class A Contingent Deferred Sales Charge. Class A shares may be subject to a 1.00% CDSC if they are purchased without an initial sales charge and redeemed within a 12-month “holding period” measured from the beginning of the calendar month in which they were purchased. That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares at the time of purchase or the aggregate net asset value of the redeemed shares at the time of redemption.

Class A shares are also subject to a distribution and service fee of 0.25% per year.

Class T Shares

The price that you pay when you buy Class T shares (the “offering price”) is their net asset value plus a sales charge (sometimes called a “front-end sales charge”), at a rate of 2.50% (as a percentage of the offering price). No initial sales charge applies to Class T shares you receive through reinvestment of dividends or other distributions. Class T shares are also subject to a distribution and service fee of 0.25% per year.

Class I Shares

Investors who purchase Class I shares do not pay sales charges. The ongoing expenses for Class I shares are the lowest of all the classes because there are no ongoing distribution and service (12b-1) fees.

Class I shares are sold at net asset value and have no sales charge. The minimum investment amount for purchasing Class I shares generally is $1 million. Only specific types of investors can purchase Class I shares. You may be eligible to purchase Class I shares if you:

•

Are a corporation, bank, savings institution, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational, religious or charitable organization;

•	Are an investment company registered under the 1940 Act (not subject to $1 million minimum investment amount);

•	Are an employee of AXA Financial or its subsidiaries or an immediate family member of such employee (subject to $1,000 minimum investment amount);

76	How sales charges are calculated	1290 Funds

•	Are a wrap account client of an eligible broker-dealer or a client of a fee-based planner that is unaffiliated with a broker/dealer (not subject to $1 million minimum investment amount);

•

Are a present or former trustee of 1290 Funds or a spouse or minor child of any such trustee or any trust, Individual Retirement Account (“IRA”) or retirement plan account for the benefit of any such person or relative or the estate of any such person or relative (not subject to $1 million minimum investment amount); or

•	Are a financial institutional buyer.

Class R Shares

Class R Shares are available only to certain employer-sponsored retirement plans, including corporate retirement accounts such as 401(k) and 403(b) plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. If you buy Class R Shares, you will pay neither an initial sales charge nor a CDSC. However, Class R Shares are subject to a distribution and service fee of 0.50% per year. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor currently pays the annual Class R Shares distribution and service fee to dealers as an ongoing concession and as a shareholder servicing fee, respectively, on a monthly basis.

Compensation to Securities Dealers

ALPS Distributors, Inc. (“ALPS”) serves as the distributor for the Class A, Class T, Class I and Class R shares of the Funds offered by this Prospectus. ALPS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

1290 Funds has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A, Class T and Class R shares. Under the Distribution Plans, each Fund is authorized to pay ALPS a maximum annual fee of 0.25%, 0.25% and 0.50% of each Fund’s average daily net assets attributable to Class A, Class T and Class R shares, respectively. These fees are paid to compensate ALPS for rendering services and bearing expenses in connection with activities primarily intended to result in the sale of shares and/or providing services to shareholders of each class. Activities and services contemplated under the Distribution Plans include printing and mailing of fund prospectuses, statements of additional information (including any supplements thereto) and shareholder reports, compensation to financial intermediaries and broker-dealers, holding seminars and sales meetings with wholesale and retail sales personnel assigned to promote the distribution of shares and maintaining shareholder accounts. Because the fees authorized under the Distribution Plans are paid out of the Funds’ assets on an ongoing basis, over time, the fees for Class A, Class T and Class R shares will increase your cost of investing and may cost you more than other types of charges.

In addition to the sales charges paid by investors and the distribution and service fees paid by the Funds, the distributor or the Adviser (or one of its affiliates) may make payments out of its own resources to provide additional compensation to selling dealers and other persons, including affiliates, who sell shares of the Funds and other mutual funds distributed by the distributor (collectively, “Dealers”). Such payments, which are sometimes referred to as “revenue sharing,” may be calculated by reference to the gross sales price of shares sold by such persons, the net asset value of shares held by the customers of such persons, or otherwise.

The additional payments to such Dealers are negotiated based on a number of factors including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. The amount of these payments, as determined from time to time by the distributor in its sole discretion, may be different for different Dealers. These additional payments are made by the distributor and its affiliates and do not increase the amount paid by you or the Funds as shown under the heading “Fees and Expenses of the Fund” in the Fund Summaries.

Such payments are intended to provide additional compensation to Dealers for various services, including, without limitation, providing periodic and ongoing education and training of Dealer personnel regarding the Funds; disseminating to Dealer personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of the Dealer; granting reasonable access to the Dealer’s financial advisors and consultants; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Dealers in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Dealer firm charges its representatives for effecting transactions in Fund shares) and other similar charges. The distributor and its affiliates may make other payments or allow other promotional incentives to Dealers to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

1290 Funds	How sales charges are calculated	77

In some instances, these incentives may be made available only to Dealers whose representatives have sold or may sell a significant number of shares. The Dealers receiving additional payments include those that may recommend that their clients consider or select a Fund of 1290 Funds for investment purposes, including those that may include one or more Funds of 1290 Funds on a “preferred” or “recommended” list of mutual funds. These payments may create an incentive for a Dealer firm or its representatives to recommend or offer shares of Funds of 1290 Funds to its customers over shares of other funds. In addition, these payments may result in greater access by the distributor or its affiliates to, without limitation, the Dealer, its representatives, advisors and consultants and sales meetings, than other funds which do not make such payments or which make lower such payments.

In addition to the Dealer compensation described above, the Funds and/or the distributor may pay fees to the Dealers and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts (“subaccounting fees”). Such subaccounting fees paid by the Funds generally are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services, but in certain circumstances the subaccounting fees may be higher due to differences in the services being provided or other factors. Because these subaccounting fees are directly related to the number of accounts and assets for which the Dealers provide services, the fees will increase with the success of the Dealers’ sales activities.

The Funds’ portfolio transactions are not used as a form of sales-related compensation to Dealers that promote or sell shares of the Funds and the promotion or sale of such shares is not considered as a factor in the selection of broker-dealers to execute the Funds’ portfolio transactions. The Adviser places each Fund’s portfolio transactions with broker-dealer firms based on the firm’s ability to provide the best net results from the transaction to the Fund. To the extent that the Adviser determines that a Dealer can provide a fund with the best net results, the Adviser may place the Fund’s portfolio transactions with the Dealer even though it sells or has sold shares of the Fund.

You can find further information in the SAI about the payments made by the distributor or the Adviser and their affiliates and the services provided by your Dealer. Your Dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You can also ask your Dealer about any payments it receives from the distributor and any services your Dealer provides, as well as about fees and/or commissions it charges.

78	How sales charges are calculated	1290 Funds

7. Ways to reduce or eliminate sales charges

Ways to Reduce or Eliminate Sales Charges

You may qualify for a reduction or waiver of the sales charge. If you think you qualify for any of the sales charge waivers described below, you or your financial advisor may need to notify and/or provide certain documentation to us. You or your financial advisor also will need to notify us of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales load breakpoints. Information you may need to provide to us includes:

•	Information or records regarding shares of the Funds held in all accounts at any financial intermediary;

•	Information or records regarding shares of the Funds held in any account at any financial intermediary by immediate family of the shareholder; and/or

•	Any other information that may be necessary for us to determine your eligibility for a reduction or waiver of a sales charge.

Reducing Sales Charges — Class A Shares Only

There are a number of ways you can lower your sales charges on Class A shares, including:

•

Letter of Intent — You may be entitled to a reduced sales charge if you execute a Letter of Intent to purchase Class A shares at the public offering price within a period of 13 months. Your discount will be determined based on the schedule in the table that appears above in the section entitled “How Sales Charges are Calculated — Class A Shares.” The minimum initial investment under a Letter of Intent is 5% of the amount stated in the Letter of Intent. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge that would apply to the shares actually purchased if the full amount stated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount has been purchased, the escrow will be released. If you wish to enter into a Letter of Intent, you should complete the appropriate portion of the new account application. At your request, purchases made during the previous 90 days may be included.

•

Rights of Accumulation — You are entitled to a reduced sales charge on additional purchases of Class A shares of a Fund if the value of your existing aggregate holdings at the time of the additional purchase, calculated at the then applicable net asset value per share or the initial purchase price, plus any additional investments, less any redemptions, whichever is higher, plus the amount of the additional purchase equals $100,000 or more. Your discount will be determined based on the schedule in the section entitled “How Sales Charges are Calculated — Class A Shares.” For purposes of determining the discount, we will aggregate holdings of Fund shares of your spouse, immediate family or accounts you control, whether as a single investor or trustee, provided that you notify us of the applicable accounts at the time of your additional investment by providing us with appropriate documentation, including the account numbers for all accounts that you are seeking to aggregate.

Eliminating Sales Charges and the CDSC — Class A Shares Only

Class A shares may be offered without a front-end sales charge or a CDSC to the following individuals and institutions:

•	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

•	Representatives and employees, or their immediate family members, of broker-dealers and other intermediaries that have entered into selling or service arrangements with the distributor;

•

Financial institutions and other financial institutions’ trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity;

•	Direct referrals by the Adviser’s employees; and

•	Clients of fee-based/fee-only financial advisors.

The CDSC will not apply to Class A shares for which the selling dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with provisions of ERISA and regulations thereunder, provided that the dealer agrees to certain reimbursement arrangements with the distributor that are described in the SAI. If the dealer agrees to these reimbursement arrangements, no CDSC will be imposed with respect to Class A shares purchased for $1,000,000 or more.

Eliminating the CDSC

As long as we are notified at the time you sell, the CDSC for Class A shares also may generally be eliminated in the following cases:

•	The liquidation of a shareholder’s account if the aggregate net asset value of shares held in the account is less than the required minimum;

•	Redemptions through a systematic withdrawal plan;

•	Redemptions of shares of a shareholder (including a registered joint owner) who has died or has become totally disabled (as evidenced by a determination by the Social Security Administration);

•

Redemptions made pursuant to any IRA systematic withdrawal based on the shareholder’s life expectancy in accordance with the requirements of the Code, including substantially equal periodic payments described in Code section 72 prior to age 59 1/2 and required minimum distributions after age 70 1/2; or

•	Required minimum distributions from an IRA.

1290 Funds	Ways to reduce or eliminate sales charges	79

Reinstatement Privilege

If you redeem shares of a Fund on which you paid an initial sales charge or are charged a CDSC upon redemption, you will be eligible for a reinstatement privilege if you reinvest the proceeds in shares of the same class of the same or another Fund of 1290 Funds (equal to all or a portion of the redemption amount) within 60 days of redemption. This right may be exercised once a year and within 60 days of the redemption, provided that the share class of the Fund is currently open to new investors or the shareholder has a current account in that closed Fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the financial intermediary of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial professional or 1290 Funds. For more information about sales charges, reductions, and waivers, see the SAI or visit the Funds’ website at 1290funds.com, which includes hyperlinks to facilitate access to this information.

80	Ways to reduce or eliminate sales charges	1290 Funds

8. It’s easy to open an account

To open an account with 1290 Funds

1. Read the Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts.

Type of Account	Minimum to Open an Account*	Minimum for Subsequent Investments*
Individual Retail Accounts	$1,000	$50
Individual Retirement Accounts (IRAs)	$500	$50
Automatic Bank Draft Plan**	$500	$50
Accounts established in a wrap program with which 1290 Funds, the Adviser or the distributor has an agreement.	$500	$100
Corporate retirement accounts, such as 401(k) and 403(b) plans	No minimum requirement.	No minimum requirement.
*	Does not apply to Class I shares.
**	The Funds offer an automatic bank draft plan with a minimum initial investment of $500 through which a Fund will, following the initial investment, deduct $50 or more on a monthly basis from the investor’s demand deposit account to invest directly in the funds’ Class A or Class T shares.

3. (a) Call your broker or other financial professional who can assist you in all the steps necessary to open an account; or

(b) complete the appropriate part of the account application, carefully following the instructions. If you have any questions, please call your financial professional or 1290 Funds at 1-888-310-0416. For more information on 1290 Funds investment programs, refer to the section entitled “Additional Investor Services” in the Prospectus.

4. Use the following sections as your guide for purchasing shares.

1290 Funds generally will not permit prospective investors with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with 1290 Funds.

To conform to regulations under the USA PATRIOT Act of 2001, 1290 Funds is required to obtain, verify, and record information that identifies each person who opens an account. A new account application includes your name, street address, date of birth and other identification information. The regulations require completion of this information before an account is opened, and you may also be requested to provide other identification documents. In addition, the Funds may confirm your identity through the use of identity verification reports provided by consumer reporting agencies. Your personal information will be treated with the utmost confidentiality. If you fail to provide the required information or provide inaccurate information, this may lead to a delay in the processing of your account application and investment. If the Funds cannot complete the identification process, your investment and the application may be returned.

A Fund will deduct a $25 annual fee from accounts with a balance of less than $1,000. This does not apply to Automatic Bank Draft Plan Accounts or Retirement Accounts.

Each Fund reserves the right to close any Fund account whose balance drops to $500 or less due to redemption activity. If an account is closed, its shares will be sold at the NAV on the day the account is closed. A shareholder will be given at least 60 days’ notice before a Fund closes an account with a balance of $500 or less so that the shareholder has an opportunity to increase the account balance.

1290 Funds	It’s easy to open an account	81

9. Buying, selling and exchanging shares

Buying Shares

Opening an Account	Adding to an Account
Through Your Broker or other Financial Professional
Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to buy shares.	Call your broker or other financial professional.
By Telephone
Call 1-888-310-0416 and speak with one of our representatives. 1290 Funds has the right to reject any telephone request for any reason.
By Mail
Payment for shares must be made with a check in U.S. dollars drawn from a U.S. financial institution, payable to “1290 Funds.” Cash, third party checks, “starter” checks, traveler’s checks, credit cards, credit card checks or money orders will not be accepted.

Fill out detachable investment slip from an account statement. If no slip is available, include with the check a letter specifying the fund name, your class of shares, your account number and the registered account name(s).

Mail the check with your completed investment slip or letter to:

By Regular mail

1290 Funds

PO Box 8947

Boston, MA 02266-8947

By Overnight Mail:

1290 Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Automatic Investing Through Automatic Clearing House (“ACH”)

Please call 1-888-310-0416 for an ACH form. A medallion guarantee may be required to add this privilege.

Your bank account may be debited monthly for automatic investment into one or more of the funds for each class. Not available for Class I shares.

82	Buying, selling and exchanging shares	1290 Funds

Selling Shares

Through Your Broker or other Financial Professional

•  Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to sell shares. Your broker or financial professional may charge you for its services.

By Mail

•  Write a letter to request a redemption specifying the name of the fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required (see section entitled “Selling Shares in Writing” and, in particular, the information regarding medallion guarantees).

•  The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

Mail your request to:

1290 Funds

PO Box 8947

Boston, MA 02266-8947

•  Your proceeds (less any applicable CDSC) will be delivered by the method you choose. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or via the ACH system to your bank (see below). Your bank may charge you a fee.

•  The minimum amount that may be redeemed by check is $500.

By Wire

•  Fill out the “Telephone Exchange Privilege and/or Telephone Redemption Privilege” and “Bank Account of Record” sections on your account application.

•  Call 1-888-310-0416, visit www.1290Funds.com or indicate in your redemption request letter that you wish to have your proceeds wired to your bank.

•  If you submit a written request, your proceeds may be wired to the bank currently on file. If written instructions are to send the wire to any other bank, or redemption proceeds are greater than $50,000, a medallion guarantee is required. On a telephone request, your proceeds may be wired only to a bank previously designated by you in writing. To change the name of the single designated bank account to receive wire redemption proceeds, you must send a written request with signature(s) guaranteed to 1290 Funds.

•  Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $15) will be deducted from the proceeds. Your bank may charge you a fee.

•  The minimum amount that may be redeemed by wire is $1,000.

By Systematic Withdrawal Plan

•  Please refer to the section entitled “Additional Investor Services” or call 1-888-310-0416 or your financial professional for more information.

•  Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

By Telephone

•  If you have authorized this service, you may redeem your shares by telephone by calling 1-888-310-0416.

•  If you make a telephone redemption request, you must furnish the name and address of record of the registered owner, the account number and Taxpayer Identification Number (“TIN”), the amount to be redeemed, and the name of the person making the request.

•  Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into another Fund of 1290 Funds. All telephone redemption instructions are recorded and are limited to requests of $50,000 or less. If you have previously linked your bank account to your Fund account, you can have the proceeds sent via the ACH system to your bank.

•  Proceeds (less any applicable CDSC) will generally be sent on the next business day. Your bank may charge you a fee.

•  The minimum amount that may be redeemed by check is $500.

Participate in the Bank Purchase and Redemption Plan

•  You may initiate an ACH Purchase or Redemption directly to a bank account when you have established proper instructions, including all applicable bank information, on the account. Your bank may charge you a fee.

1290 Funds	Buying, selling and exchanging shares	83

Selling Shares in Writing

To redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. If a written request to sell is required, a letter of instruction signed by the authorized owner is necessary. In certain situations a medallion guarantee or additional documentation may be required.

A Medallion Guarantee is necessary if:

•	Total redemption proceeds exceed $50,000;

•	A proceeds check for any amount is mailed to an address other than the address of record or not sent to the registered owner(s);

•	Wire instructions indicate that wire proceeds should be sent to a bank other than the bank currently on file; or

•	Your address has changed within the past 30 days.

A Medallion Guarantee can be obtained from one of the following sources:

•	A financial professional or securities dealer;

•	A federal savings bank, cooperative or other type of bank;

•	A savings and loan or other thrift institution;

•	A credit union;

•	A securities exchange or clearing agency.

The table shows account types for which additional documentation may be necessary. Please call your financial professional or 1290 Funds regarding requirements for other account types.

Seller (Account Type)	Requirements for written requests
Individual, joint, sole proprietorship, Uniform Transfers to Minors Act / Uniform Gifts to Minors Act	• The signatures on the letter must include all persons authorized to sign, including title, if applicable. • Medallion Guarantee, if applicable (see above).
Corporate or association accounts	• The signatures on the letter must include all trustees authorized to sign, including title.
Owners or trustees of trust accounts	• The signatures on the letter must include all trustees authorized to sign, including title.
• If the names of the trustees are not registered on the account, include a copy of the trust document certified within the past 60 days. • Medallion Guarantee, if applicable (see above).
Power of Attorney (POA)

•  The signatures on the letter must include the attorney-in-fact, indicating such title.

•  Medallion guarantee, if applicable (see above).

•  Certified copy of the POA document stating it is still in full force and effect, specifying the exact fund and account number, and certified within 60 days of receipt of instructions.*

Qualified retirement benefit plans	• The signatures on the letter must include all trustees authorized to sign, including title. • Medallion Guarantee, if applicable (see above).
IRAs	• Additional documentation and distribution forms required.
*	Certification may be made on court documents by the court, usually certified by the clerk of court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or practicing attorney.

84	Buying, selling and exchanging shares	1290 Funds

Exchanging Shares

How to Exchange Shares

Shares of any class of each Fund generally may be exchanged for shares of the same class of any other Fund without paying a sales charge or a CDSC. Shares of any class of each Fund also may be acquired in exchange for shares of the same class of any other Fund without paying a sales charge or CDSC. You may make exchanges only between identically registered accounts (name(s), address, and TIN).

If an exchange results in opening a new account, you are subject to the applicable minimum investment requirement. All exchanges also are subject to the eligibility requirements of the Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of a Fund may be legally sold. The Funds may also discontinue or modify the exchange privilege on a prospective basis at any time upon notice to shareholders in accordance with applicable law. For federal income tax purposes, an exchange of Fund shares for shares of another Fund is treated as a sale on which gain or loss may be recognized.

If a shareholder no longer meets the eligibility requirements for the shareholder’s current share class, a Fund may, upon notice to the shareholder, convert the shareholder into a share class of the same Fund for which the shareholder is eligible.

Through Your Broker or other Financial Professional
Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to exchange shares. Your broker or financial professional may charge you for its services.

By Mail

Write a letter to request an exchange specifying the name of the fund from which you are exchanging, the registered account name(s) and address, the account number, the dollar amount or number of shares to be exchanged and the fund into which you are exchanging.

The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

Mail your request to:

1290 Funds

PO Box 8947

Boston, MA 02266-8947

By Telephone

If you have authorized this service, you may exchange by telephone by calling 1-888-310-0416.

If you make a telephone exchange request, you must furnish the name of the fund from which you are exchanging, the name and address of record of the registered owner, the account number and TIN, the dollar amount or number of shares to be exchanged, the fund into which you are exchanging, and the name of the person making the request.

By Website
Log into your account portfolio and select “View Account” for the fund from which you would like to make the exchange. On the next screen, choose “Fund Exchange.” Instructions on the following Exchange Request page will guide you through the final process. Previously outlined exchange guidelines apply to any online exchanges.

Restrictions on Buying, Selling and Exchanging Shares

Purchase and Exchange Restrictions

The Funds reserve the right to suspend or change the terms of purchasing or exchanging shares.

Purchase and Redemption Restrictions on Market-Timers and Active Traders

1290 Funds may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday), or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. A Fund may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for the Fund to make cash payments as determined in the sole discretion of the Adviser.

1290 Funds	Buying, selling and exchanging shares	85

Frequent transfers or purchases and redemptions of Fund shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Funds. Excessive purchases and redemptions of shares of the Fund may adversely affect Fund performance and the interests of long-term investors by requiring a Fund to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Fund may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Fund’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Fund cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Fund shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage and tax costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Funds that invest a significant portion of their assets in foreign securities tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas markets but prior to the close of the U.S. market. High-yield securities may present opportunities for short-term trading strategies because the market for such securities may be less liquid than the market for higher quality bonds which could result in pricing inefficiencies.

1290 Funds’ Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. 1290 Funds and the Funds discourage frequent transfers or purchases and redemptions of Fund shares by Fund shareholders and will not make special arrangements to accommodate such transactions in Fund shares. As a general matter, each Fund and 1290 Funds reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Fund.

1290 Funds’ policies and procedures seek to discourage what it considers to be disruptive trading activity. 1290 Funds seeks to apply its policies and procedures to all shareholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which the Adviser and its affiliates, on behalf of 1290 Funds, seeks to make in a fair and reasonable manner consistent with the interests of all shareholders.

•

The limits on the ability to monitor certain potentially disruptive transfer activity means that some shareholders may be treated differently than others, resulting in the risk that some shareholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If the Adviser, on behalf of 1290 Funds, determines that a shareholder’s transfer patterns among the Funds are disruptive to the Funds, the Adviser or an affiliate may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. The Adviser or an affiliate may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, the Adviser or an affiliate may consider the combined transfer activity of shareholders that it believes are under common ownership, control or direction.

1290 Funds currently considers transfers into and out of (or vice versa) the same Fund within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in the Fund. 1290 Funds aggregates inflows or outflows for each Fund on a daily basis. When a potentially disruptive transfer into or out of a Fund occurs on a day when the Fund’s net inflows and outflows exceed an established monitoring threshold, the Adviser or an affiliate sends a letter to the shareholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, the Adviser or an affiliate may take action to restrict the availability of voice, fax and automated transaction services. If such shareholder is identified a second time as engaging in potentially disruptive transfer activity, the Adviser or an affiliate currently will restrict the availability of voice, fax and automated transaction services. Because the Adviser or an affiliate exercises discretion in determining whether or not to take the actions discussed above, some shareholders may be treated differently than others, resulting in the risk that some shareholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although shareholders who have engaged in disruptive transfer activity currently receive letters notifying them of the Adviser or an affiliate’s intention to restrict access to communication services, such letters may not continue to be provided in the future. Consistent with seeking to discourage potentially disruptive transfer activity, the Adviser, or an affiliate thereof or 1290 Funds also may, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Fund shares also apply to retirement plan participants.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Fund.

86	Buying, selling and exchanging shares	1290 Funds

Selling Restrictions

The table below describes restrictions in place on selling shares of any Fund described in this Prospectus.

Restriction	Situation
• The Fund may suspend the right of redemption or postpone payment for more than 7 days:

•  When the New York Stock Exchange is closed (other than a weekend/holiday).

•  When trading is restricted by the SEC.

•  When the SEC declares that an emergency exists.

•  Any other period permitted by the SEC.

• Each Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of dispute between registered owners. • With suspicion/evidence of a fraudulent act.

•  A Fund may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:

•  When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the Adviser.

•  Securities distributed in kind are subject to market risk until sold and shareholders may incur brokerage costs and taxable capital gains when converting those securities to cash.

• A Fund may withhold redemption proceeds until the check or funds have cleared:	• When redemptions are made within 10 calendar days of purchase by check of the shares being redeemed.

1290 Funds	Buying, selling and exchanging shares	87

10. How fund shares are priced

“Net asset value” is the price of one share of a Fund without a sales charge, and is calculated each business day using the following formula:

Total Market Value =	Total market value of securities	+	Cash and other assets	—	Liabilities
Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Fund or its designated agent.

•

A Fund may have net asset value changes on days when shares cannot be purchased or sold because it invests in Underlying ETFs that may invest heavily in foreign securities which sometimes trade on days when a Fund’s shares are not priced.

Shares of the Underlying ETFs held by a 1290 Retirement Fund are valued at their net asset value. Generally, other portfolio securities and assets of the 1290 Retirement Funds, as well as the portfolio securities and assets of the Underlying ETFs, are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities — based upon pricing service valuations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

•

Convertible bonds and unlisted convertible preferred stocks — valued at prices obtained from a pricing service for such instruments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, the security will be valued using the fair value procedures by or under the direction of 1290 Funds’ Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — for exchange traded options last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last settlement price or, if there is no sale, latest available bid price.

•

Investment Company Securities — shares of open-end mutual funds (other than ETFs) held by a Fund will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•	Swaps — utilize prices provided by approved pricing services.

Securities and assets for which market quotations are not readily available, for which valuation cannot be provided or for which events or circumstances occurring after the close of the relevant market or exchange materially affect their value are valued pursuant to the fair value procedures in good faith by or under the direction of the Board of Trustees of 1290 Funds. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and securities of certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Fund shares is determined, may be reflected in 1290 Funds’ calculations of net asset values for each applicable Fund when 1290 Funds deems that the particular event or circumstance would materially affect such Fund’s net asset value. Such events or circumstances may be company specific, such as an earning reports, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that 1290 Funds’ Board of Trustees believes will reflect fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that a Fund’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Fund’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s net asset value by those traders.

For an explanation of the circumstances under which the Underlying ETFs will use fair value pricing and the effects of using fair value pricing, see the Underlying ETF’s prospectus and statement of additional information.

88	How fund shares are priced	1290 Funds

11. Dividends and other distributions and tax consequences

Dividends and other Distributions

Each Fund will distribute all or substantially all of its net investment income and net realized capital gains, if any, at least annually or more frequently as determined to be appropriate by the Adviser. A Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Dividends distributed by a Fund may be reinvested automatically in shares of the distributing class of that Fund at their net asset value without a sales charge or may be taken in cash. If you would like to receive distributions in cash, contact your financial professional, financial intermediary or the Funds. The Funds anticipate, although they cannot predict with any certainty, that a significant amount of their distributions, if any, will consist of net capital gains.

Tax Consequences

You will pay federal income tax on dividends from the Funds whether you receive them in cash or reinvest them in additional shares. If you redeem Fund shares or exchange them for shares of another Fund, you will be treated as having sold the shares, and any gain on the transaction will be subject to federal income tax.

Any dividends you receive from a Fund attributable to its net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, will be taxed to you as ordinary income. However, a Fund’s distributions to individuals and certain other non-corporate shareholders (each, an “individual shareholder”) of certain dividend income it receives, consisting of dividends received from U.S. corporations and certain foreign corporations (“qualified dividend income”), and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are subject to federal income tax at reduced rates, specifically, 15% for an individual shareholder with no more than $415,050 of taxable income ($464,950 if married filing jointly) and 20% for those with taxable income exceeding those respective amounts (which apply for 2016 and will be adjusted for inflation annually thereafter). Distributions of net capital gains will be taxable to you at different rates depending on how long the distributing Fund held the assets the sale of which generated the gains, not how long you held your Fund shares.

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include dividends and other distributions a Fund pays and gains recognized from the redemption or exchange of Fund shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.

Each Fund must withhold and remit to the U.S. Treasury Department 28% of dividends, capital gain distributions, and redemption proceeds (regardless of whether you realize a gain or loss) otherwise payable to any individual shareholder who fails to certify that the TIN furnished to the Fund is correct or who furnishes an incorrect TIN (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from each Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

A Fund shareholder who wants to use a method for determining his or her basis in Fund shares other than the average basis method (which is the Funds’ default method) must elect to do so in writing, which may be electronic. Each Fund, or its administrative agent, must report to the IRS and furnish to its shareholders the basis information for Fund shares that are redeemed. See “Taxation” in the SAI for a description of the rules regarding that election and each Fund’s reporting obligation.

Dividends a Fund pays to a nonresident alien individual, foreign corporation or partnership, or foreign trust or estate (each, a “foreign shareholder”), other than (1) dividends paid to a foreign shareholder whose ownership of the Fund’s shares is effectively connected with a trade or business within the United States the shareholder conducts and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, “short-term capital gain dividends” and “interest-related dividends,” a Fund pays to foreign shareholders (with certain exceptions) and reports in writing to its shareholders are exempt from that tax. “Short-term capital gain dividends” are dividends that are attributable to “qualified short-term gain” (i.e., net short-term capital gain, computed with certain adjustments). “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain original issue discount, interest on obligations “in registered form,” and interest on deposits, less allocable deductions) from sources within the United States.

Under the Foreign Account Tax Compliance Act (“FATCA”), “foreign financial institutions” (“FFIs”) and “non-financial foreign entities” (“NFFEs”) that are Fund shareholders may be subject to a generally nonrefundable 30% withholding tax on (1) income dividends each Fund pays and (2) certain capital gain distributions and the proceeds of a redemption of Fund shares a Fund pays after December 31, 2018. As discussed more fully in the section of the SAI entitled “Taxation,” the FATCA withholding tax generally can be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts U.S. persons

1290 Funds	Dividends and other distributions and tax consequences	89

hold with the FFI and (b) by an NFFE, if it certifies its status as such and, in certain circumstances, either that (i) it has no substantial U.S. persons as owners or (ii) it does have such owners and reports information relating to them to the withholding agent (which may be a Fund), which will, in turn, report that information to the IRS. Moreover, the U.S. Treasury Department has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA; entities in those countries may be required to comply with the terms of the IGA instead of U.S. Treasury regulations.

Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

90	Dividends and other distributions and tax consequences	1290 Funds

12. Additional Information

Additional Investor Services

Automatic Bank Draft Plan

An Automatic Bank Draft Plan is available for investors who wish to purchase Class A or Class T shares of one or more of the Funds in amounts of $50 or more on a regular basis by having the amount of the investment automatically deducted from the investor’s checking account. The minimum initial investment for this Plan is $500. Forms authorizing this service are available from 1290 Funds. For more information on how to join the Automatic Bank Draft Plan, please refer to the section entitled “Buying Shares.”

Automatic Reinvestment Plan

Dividends and capital gain distributions may be automatically reinvested in the same class of shares without a sales charge.

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund’s net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Fund, please carefully read the relevant information about it in the Prospectus.

Systematic Withdrawal Plan

If you have at least $10,000 in your account, you may participate in a systematic withdrawal plan. Under this plan, you may arrange quarterly, semi-annual or annual automatic withdrawals of at least $500 from any Fund. The proceeds of each withdrawal will be mailed to you or as you otherwise direct in writing. The $10,000 minimum account size is not applicable to Individual Retirement Accounts. 1290 Funds processes sales through a systematic withdrawal plan on the 15th day of the month or the following business day if the 15th is not a business day. Any income or capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, sales for the purpose of making such payments may reduce or even exhaust the account. You should not purchase Class A shares while participating in a systematic withdrawal plan because you may be redeeming shares upon which a sales charge was already paid unless you purchased shares at net asset value. A Fund will not knowingly permit additional investments of less than $2,000 if you are making systematic withdrawals at the same time. A Fund will waive the CDSC on redemptions of shares made pursuant to a systematic withdrawal plan if the proceeds do not exceed 10% annually of the net asset value of the account. A Fund may amend the terms of the systematic withdrawal plan on 30 days’ notice. You or 1290 Funds may terminate the plan at any time.

Automatic Bank Purchase Plan

If you have your bank account linked to your 1290 Funds account, you can call 1-888-310-0416 prior to 4:00 p.m. Eastern Standard Time and purchase shares at that day’s closing price. The money will be taken from your bank account within one to five days.

1290 Funds - Related Web Site

Visit www.1290Funds.com to review your account balance and recent transactions, to view daily prices and performance information.

Transactions Through Processing Organizations

You may purchase or sell shares through an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans or other omnibus accounts (“Processing Organization”). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than 1290 Funds. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. 1290 Funds is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from the Adviser or its affiliates and certain Processing Organizations may receive compensation from 1290 Funds for shareholder recordkeeping and similar services. One of the Processing Organizations through which shares of the Funds will be sold or redeemed is AXA Advisors, LLC, a member of FINRA/the Securities Investor Protection Corporation and an investment adviser registered with the SEC, which is an affiliate of the Funds, the Adviser and one of the Sub-Advisers.

1290 Funds	Additional Information	91

13. Glossary of Terms

Ask Price — The price a prospective seller is willing to accept.

Bid price — The price a prospective buyer is ready to pay. Along with Ask Price, this term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Derivative — A financial instrument whose value and performance are based on the value and performance of an underlying asset, reference rate or index.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates. As a general rule, for every 1% increase or decrease in interest rates, a bond’s price will change approximately 1% in the opposite direction for every year of duration. For example, if a bond has a duration of five years and interest rates increase by 1%, the bond’s price will decline by approximately 5%. Conversely, if a bond has a duration of five years and interest rates fall by 1%, the bond’s price will increase by approximately 5%. Other factors can influence a bond portfolio’s performance and share price. Accordingly, a bond portfolio’s actual performance will likely differ from the example.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Fund on any given day without taking into account any sales charges. It is determined by dividing a Fund’s total net assets by the number of shares outstanding.

Volatility — The general variability of a Fund’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Fund is, the less volatile it will be.

Yield — The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

92	Glossary of Terms	1290 Funds

14. Financial Highlights

Since the Funds have not commenced operations as of the date of this Prospectus, financial highlights are not available for the Funds.

1290 Funds	Financial Highlights	93

If you would like more information about the Funds, the following documents (including a copy of this Prospectus) are available at 1290 Funds’ website: www.1290Funds.com, free of charge.

Annual and Semi-Annual Reports — Include more information about the Funds’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Funds, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Funds’ SAI, which is available on the Funds website.

To order a free copy of the Funds’ SAI and/or Annual and Semi-Annual Report, request other information about a Fund, or make shareholder inquiries, contact your financial professional, or the Funds at:

1290 Funds

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-888-310-0416

Hours: 8:30 a.m. to 5:30 p.m (Eastern Time)

on any business day

Your financial professional or 1290 Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

100 F Street NE

Washington, D.C. 20549-1520.

1290 Funds

(Investment Company Act File No. 811-22959)

1290 Funds

1290 FUNDS

STATEMENT OF ADDITIONAL INFORMATION

March [    ], 2017

Fund	Share Class (Ticker)
1290 Retirement 2020 Fund	Class A (TNIAX)
Class T [( )]
Class I (TNIIX)
Class R (TNIRX)

1290 Retirement 2025 Fund	Class A (TNJAX)
Class T [( )]
Class I (TNJIX)
Class R (TNJRX)

1290 Retirement 2030 Fund	Class A (TNKAX)
Class T [( )]
Class I (TNKIX)
Class R (TNKRX)

1290 Retirement 2035 Fund	Class A (TNLAX)
Class T [( )]
Class I (TNLIX)
Class R (TNLRX)

1290 Retirement 2040 Fund	Class A (TNNAX)
Class T [( )]
Class I (TNNIX)
Class R (TNNRX)

1290 Retirement 2045 Fund	Class A (TNOAX)
Class T [( )]
Class I (TNOIX)
Class R (TNORX)

1290 Retirement 2050 Fund	Class A (TNPAX)
Class T [( )]
Class I (TNWIX)
Class R (TNPRX)

1290 Retirement 2055 Fund	Class A (TNQAX)
Class T [( )]
Class I (TNQIX)
Class R (TNQRX)

Fund	Share Class (Ticker)
1290 Retirement 2060 Fund	Class A (TNRAX)
Class T [( )]
Class I (TNXIX)
Class R (TNXRX)

(each a “Fund” and together the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus for the Funds dated March [    ], 2017, as it may be supplemented from time to time, which may be obtained without charge by calling the 1290 Funds toll-free at 1-888-310-0416 or writing to the 1290 Funds at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

(188612)

DESCRIPTION OF THE 1290 FUNDS

1290 Funds is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (“1940 Act”). The 1290 Funds was organized as a Delaware statutory trust on March 1, 2013. (See “Other Information.”)

AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers (the “Adviser” or “1290 Asset Managers”), currently serves as the investment adviser for the 1290 Funds.

The 1290 Funds currently offers Class A, Class T, Class I and Class R shares on behalf of eighteen (18) funds. Prior to March 1, 2017, Class T shares were known as Class C shares and included different 12b-1 fees and certain other expenses. This SAI contains information with respect to those shares of the Funds listed below. The 1290 Funds’ Board of Trustees (“Board”) is permitted to create additional funds. The assets of the 1290 Funds received for the issue or sale of shares of each Fund and all income, earnings, profits and proceeds thereof, subject to the rights of creditors, are allocated to the Fund, and constitute the assets of the Fund. The assets of each Fund are charged with the liabilities and expenses attributable to the Fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the 1290 Funds are allocated between or among any one or more of the 1290 Funds’ Funds or classes.

1290 Retirement 2020 Fund

1290 Retirement 2025 Fund

1290 Retirement 2030 Fund

1290 Retirement 2035 Fund

1290 Retirement 2040 Fund

1290 Retirement 2045 Fund

1290 Retirement 2050 Fund

1290 Retirement 2055 Fund

1290 Retirement 2060 Fund

(collectively, the “1290 Retirement Funds”)

Each class of shares is offered under the 1290 Funds’ multi-class distribution system, which is designed to allow promotion of investing in the Funds through alternative distribution channels. Under the 1290 Funds’ multi-class distribution system, shares of each class of a Fund represent an equal pro rata interest in that Fund and, generally, will have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege and/or conversion features, if any. Each share of a Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund, however, the income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if any, payable by that class. The distribution-related fees paid with respect to any class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

Each Fund is classified as a “diversified” fund under the 1940 Act. Currently under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest in a security if, as a result of such investment, more than 5% of the fund’s total assets would be invested in the securities of any one issuer or the fund would hold more than 10% of the outstanding voting securities of any one issuer. These percentage limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies. With respect to the remaining 25% of its total assets, a diversified fund may invest more than 5% of its total assets in the securities of one issuer. Repurchase agreements will not be considered to be subject to the above-stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of

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the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company. The 1940 Act provides that a fund may not change its classification from diversified to non-diversified unless authorized by the vote of a majority of the outstanding voting securities of the Fund.

1290 FUNDS INVESTMENT POLICIES

Fundamental Restrictions

Each Fund has adopted certain investment restrictions that are fundamental and may not be changed without approval by a “majority” vote of the Fund’s shareholders.

Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Fund. Set forth below are each of the fundamental restrictions adopted by the Funds.

Each Fund will not:

(1)	issue senior securities to the extent such issuance would violate the 1940 Act, and the rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief.

(2)	borrow money, except as permitted under the 1940 Act, and the rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief.

(3)	engage in the business of underwriting securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by the 1940 Act, and the rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief.

(4)	concentrate its investments in a particular industry or group of industries, as the term “concentration” is used in the 1940 Act, and the rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief.

(5)	purchase or sell real estate, except that the Fund may purchase and sell securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and sell real estate acquired as a result of the ownership of securities or other instruments.

(6)	purchase or sell physical commodities to the extent prohibited by the 1940 Act and other applicable laws, and the rules thereunder, as interpreted or modified by regulatory authorities having jurisdiction from time to time, and any applicable exemptive relief.

(7)	make loans to other persons to the extent prohibited by the 1940 Act, and the rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief.

Notations Regarding the Funds’ Fundamental Restrictions

Each Fund’s fundamental restrictions are written and will be interpreted broadly. From time to time, the Securities and Exchange Commission (“SEC”) and members of its staff, and others, issue formal or informal views on various provisions of the 1940 Act and the rules thereunder, including through no-action letters and exemptive orders. For flexibility, each Fund’s fundamental restrictions will be interpreted with regard to these interpretations or modifications, as they are given from time to time. Therefore, it is possible that the interpretation of such Fund’s fundamental restrictions could change in the future.

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The following notations are not considered to be part of each Fund’s fundamental restrictions and are subject to change without shareholder approval.

Senior Securities and Borrowing (notations regarding the fundamental restrictions set forth in (1) and (2) above)

“Senior securities” generally are obligations that have a priority over a fund’s shares with respect to the distribution of fund assets or the payment of dividends. Borrowings are viewed as involving the creation of a senior security. Under the 1940 Act, an open-end fund currently may not issue senior securities, except that a fund is permitted to borrow money in an amount not in excess of 33 1/3% of the fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, and except that a fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes, such as clearance of fund transactions and share redemptions. Any Fund borrowings that come to exceed these amounts will be reduced in accordance with applicable law. SEC staff guidance and interpretations, however, permit a fund, provided certain conditions are met, to engage in a number of types of transactions that might otherwise be considered to create senior securities. For purposes of each Fund’s fundamental restrictions, provided such conditions are met, short sale transactions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of other financial contracts or derivative instruments such as swaps, options, futures, forward and spot currency contracts and collateral and segregation arrangements with respect thereto, and deposits of margin will not be deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

Underwriting (notations regarding the fundamental restriction set forth in (3) above)

A Fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an “underwriter” under certain federal securities laws. Although it is not believed that the application of the federal securities laws so described would cause the Funds to be engaged in the business of underwriting, the fundamental restriction will be interpreted not to prevent the Funds from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether a Fund may be considered to be within the technical definition of an underwriter under the federal securities laws or is otherwise engaged in the underwriting business to the extent permitted under applicable law.

Concentration (notations with respect to the fundamental restriction set forth in (4) above)

Each Fund administers its fundamental restriction in a manner consistent with relevant interpretations applicable to open-end funds, under which currently the investment of more than 25% of a Fund’s total assets in a particular industry or group of industries constitutes concentration. The fundamental restriction does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing. Private activity municipal securities are not included within the exclusion for political subdivisions. In addition, investments in other investment companies are not considered an investment in any particular industry for purposes of the fundamental restriction. Industries generally are determined by reference to the classifications of industries set forth in the Funds’ shareholder reports. With respect to each Fund’s investments in options, futures, swaps and other derivative transactions, industries may be determined by reference to the industry of the reference asset. Each Fund may invest in securities of other investment companies or investment vehicles that may concentrate their assets in one or more industries. Each Fund may consider the concentration of such investment companies and investment vehicles in determining compliance with the fundamental restriction. Although each Fund does not intend to concentrate its investments in a particular industry, each Fund may indirectly concentrate in a particular industry or group of industries through its investments in securities of other investment companies or investment vehicles.

Commodities (notations with respect to the fundamental restriction set forth in (6) above)

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Each Fund may purchase or sell currencies and securities or other instruments backed by physical commodities and may purchase, sell or enter into options, futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments, including commodity-linked derivative instruments. Each Fund may, consistent with the fundamental restriction, transact in securities of exchange-traded funds (“ETFs”) or similar instruments that provide exposure to physical commodities.

Loans (notations with respect to the fundamental restriction set forth in (7) above)

The fundamental restriction allows each Fund to engage in all forms of lending (including loans of cash and portfolio securities) — and thus become a creditor — to the full extent permitted under the 1940 Act and related interpretations, as in effect from time to time. For purposes of the fundamental restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments and repurchase agreements will not be considered the making of a loan. In addition, the fundamental restriction would allow each Fund to engage in interfund lending, subject to SEC approval of an exemptive application. Interfund lending would allow each Fund to temporarily lend cash to another fund of 1290 Funds, subject to certain conditions of the exemptive relief. An interfund borrowing and lending program may provide the opportunity for a borrowing fund to pay an interest rate lower than what would be typically available from a bank, and the opportunity for a lending fund to receive an interest rate higher than what could be typically expected from investing cash in short-term instruments for cash management purposes. While the Funds have not applied for interfund lending relief, they may do so in the future.

Non-Fundamental Restrictions

The following investment restrictions apply generally to each Fund but are not fundamental. They may be changed for any Fund by the Board and without a vote of that Fund’s shareholders.

The Funds do not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. If, through a change in values, net assets, or other circumstances, any Fund were in a position where more than 15% of its net assets were invested in illiquid securities, such Fund would take steps to bring the aggregate amount of illiquid investments back within the prescribed limitation as soon as reasonably practicable.

If shares of any Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of that Fund are held by such fund, the Fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Each Fund may, notwithstanding any fundamental or non-fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as such Fund.

INVESTMENT STRATEGIES AND RISKS

In addition to the Funds’ principal investment strategies discussed in the Prospectus, each Fund may engage in other types of investment strategies as further described below. Each Fund may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or a Fund’s own investment restrictions.

The Funds operate under a “fund of funds” structure, under which they invest primarily in exchange-traded securities of other registered investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories or strategies. By investing in Underlying ETFs, the Funds will indirectly bear fees and expenses charged by the Underlying ETFs in addition to the direct fees and expenses of the respective Fund. In addition, the performance of the Funds is directly related to the ability of the

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Underlying ETFs to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying ETFs. Accordingly, the investment performance of the Funds will be influenced by the investment strategies of and risks and fees associated with the Underlying ETFs in direct proportion to the amount of assets the respective Fund allocates to the Underlying ETFs utilizing such strategies. The Funds’ Prospectus contains certain information about Underlying ETFs. For additional information regarding the Underlying ETFs, see their respective prospectuses and SAIs. In this section, the term “Fund” may include the Funds, an Underlying ETF or both.

Asset-Backed Securities.    Certain of the Funds may invest in asset-backed securities. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Asset-backed securities can also be collateralized by a single asset (e.g. a loan to a specific corporation). Asset-backed securities that represent an interest in a pool of assets provide greater credit diversification than those representing an interest in a single asset. Asset-backed securities may include securities backed by pools of loans made to borrowers with blemished credit histories (“subprime” loans). The underwriting standards for subprime loans may be lower and more flexible than the standards generally used by lenders for borrowers with non-blemished credit histories with respect to the borrower’s credit standing and repayment history. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Certain collateral may be difficult to locate in the event of default, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. In the case of automobile loans, most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. If a Fund purchases asset-backed securities that are “subordinated” to other interests in the same pool of assets, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. The subordinated securities may be more illiquid and less stable than other asset-backed securities.

The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-support provider, if any. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. In addition, the risk of default by borrowers is greater during times of rising interest rates and/or unemployment rates and generally is higher in the case of asset pools that include subprime assets.

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Asset-backed securities may be subject to interest rate risk and prepayment risk. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer-term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter-term securities, maturity extension risk could increase the volatility of a Fund.

Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the investment manager will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Bank Loans.    Certain of the Funds may invest in bank loans. A bank loan represents an interest in a loan or other direct indebtedness that entitles the acquirer of such interest to payments of interest, principal and/or other amounts due under the structure of the loan. A Fund may acquire a bank loan through (1) a participation interest, which gives the Fund the right to receive payments of principal, interest and/or other amounts only from the lender selling the participation interest and only when the lender receives the payments from the borrower, or (2) an assignment in which a Fund succeeds to the rights of the assigning lender and becomes a lender under the loan agreement. In connection with purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When a Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, and will not have exposure to a counterparty’s credit risk.

Bank loans are typically borrowers’ senior debt obligations and, as such, are considered to hold a senior position in the borrower’s capital structure. The senior capital structure position generally gives the holders of bank loans a priority claim on some or all of the borrower’s assets in the event of a default. In many situations, the assets or cash flow of the borrowing corporation, partnership or other business entity may serve as collateral for the bank loan. When a Fund has an interest in certain types of bank loans, a Fund may have an obligation to make additional loans upon demand by the borrower. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not have otherwise done so. Bank loans may be issued in connection with acquisitions, refinancings and recapitalizations.

Bank loans may have extended trade settlement periods. Accordingly, the proceeds from the sale of a bank loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force a Fund to liquidate other securities to meet redemptions and may present a risk that the Fund may incur losses in order to timely honor redemptions.

A Fund’s investments in bank loans are subject to the risk that the Fund will not receive payment of interest, principal and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Fully secured bank loans offer a Fund more protection than unsecured bank loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of a secured bank loan’s collateral would satisfy the borrower’s obligation

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or that the collateral could be readily liquidated. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. In the case of a bankruptcy, a Fund may not recover its principal, may experience a substantial delay in recovering its investment and may not receive interest during the delay. Unsecured bank loans are subject to a greater risk of default than secured bank loans, especially during periods of deteriorating economic conditions. Unsecured bank loans also have a greater risk of nonpayment in the event of a default than secured bank loans since there is no recourse for the lender to collateral.

A Fund may have difficulty disposing of bank loans. In certain cases, the market for such instruments is not highly liquid, and in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on a Fund’s ability to dispose of particular bank loans in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Lending financial institutions often act as agents for broader groups of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of interest and principal. If the syndicate’s agent develops financial problems, a Fund may not recover its investment or its recovery may be substantially delayed.

A Fund may be required to pay and may receive various commissions and fees in the process of purchasing, holding and selling bank loans. Such fees may include arrangement fees, facility fees, and letter of credit fees. Arrangement fees are paid at the start of a loan as compensation for the initiation of the loan. Facility fees are ongoing annual fees paid in connection with a loan. Letter of credit fees are paid if a loan involves a letter of credit.

If state or federal regulators or legislation impose additional restrictions or requirements on the ability of financial institutions to make loans considered highly leveraged transactions, the availability of bank loans for investments may be adversely affected and such restrictions or requirements could reduce sources of financing for certain borrowers, which would increase the risk of default. In addition, if state or federal regulators or legislation subject bank loans that are considered to be highly leveraged to increased regulatory scrutiny or require financial institutions to dispose of such bank loans, financial institutions may decide to sell such bank loans. Such sales by financial institutions may not be at desirable prices and if a Fund attempts to sell a bank loan at the same time, the price the Fund could get for the bank loan may be adversely affected.

Bonds.    Certain of the Funds may invest in one or more types of bonds. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are “perpetual” in that they have no maturity date.

Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Fund’s investments in bonds. If interest rates move sharply in a manner not anticipated by Fund’s management, a Fund’s investments in bonds could be adversely affected. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations.

Duration is a measure of a bond’s price sensitivity to a change in its yield. The change in the value of a fixed income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has a 5-year duration and its yield rises 1%, the bond’s value is likely to fall about 5%. Similarly, if a bond portfolio has a 5-year average duration and the yield on each of the bonds held by the portfolio rises 1%, the portfolio’s value is likely to fall about 5%. For portfolios with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and

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sector and issuer yield spreads change. Other factors can influence a bond portfolio’s performance and share price. Accordingly, a bond portfolio’s actual performance will likely differ from the example.

During periods of rising interest rates, the average life of certain bonds is extended because of slower than expected principal payments. This may lock in a below-market interest rate and extend the duration of these bonds, especially mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility and lose value. This is known as extension risk.

Credit risk is the risk that an issuer will not make timely payments of principal and interest on the bond. The degree of credit risk depends on the issuer’s financial condition and on the terms of the debt securities. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer.

Brady Bonds.    Certain of the Funds may invest in Brady Bonds. Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the United States Secretary of the Treasury. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over the counter (“OTC”) secondary market. Brady Bonds are not considered to be U.S. Government securities.

U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury Department (“U.S. Treasury”) zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors described in this SAI associated with investing in foreign securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings. Each Fund will invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the investment manager to that Fund.

Collateralized Debt Obligations.    Certain of the Funds may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, overcollateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss upon

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default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CBOs, CLOs and other CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For CBOs, CLOs and other CDOs, the cash flows from the trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust or trust of another CDO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO can be significant and depend largely on the type of the collateral securities and the class of the instrument in which a Fund invests. Normally, CDOs are privately offered and sold, and thus, are not registered under the securities laws.

As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing them to qualify as Rule 144A (under the Securities Act of 1933, as amended (“1933 Act”)) transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities discussed elsewhere in this SAI and the Funds’ Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default or be downgraded if rated by a rating agency; (iii) the Funds may invest in tranches of CDOs that are subordinate to other classes; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) the investment return achieved by a Fund could be significantly different from return predicted by financial models and (vi) the lack of a readily available secondary market for CDOs.

Convertible Securities.    Certain of the Funds may invest in convertible securities, including both convertible debt and convertible preferred stock. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by interest rate changes, with investment values declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities are subordinate in rank to any senior debt obligations of the same issuer and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. To the extent a Fund invests in securities that may be considered “enhanced” convertible securities, some or all of these risks may be more pronounced.

Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no

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securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value.

If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

Investments by the Funds in convertible debt securities are not subject to any ratings restrictions, although the investment manager will consider such ratings, and any changes in such ratings, in its determination of whether a Fund should invest and/or continue to hold the securities.

Credit and Liquidity Enhancements.    Certain of the Funds may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a Fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a Fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a Fund to use them when the Fund wishes to do so.

Cyber Security Issues.    With the increased use of technologies such as the Internet to conduct business, each Fund is susceptible to operational, information security and related risks, including potential damage to computer systems (including shareholder computer systems). Operational risks include processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology errors or malfunctions, changes in personnel, and errors caused by a Fund’s investment manager, third-party service providers or counterparties. The Funds attempt to mitigate such risks; however, it is not possible to identify all of the risks that may affect a Fund.

In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by a Fund’s investment manager and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or

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additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds have established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. There is also a risk that cyber attacks are not detected. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. In certain situations, the Funds, the investment manager, or a service provider may be required to comply with law enforcement in responding to a cyber security incident, which may prevent the Funds from fully implementing their cyber security plans and systems, and (in certain situations) may result in additional information loss or damage. The Funds and their shareholders could be negatively impacted as a result.

Depositary Receipts.    Certain of the Funds may invest in depositary receipts. Depositary receipts represent ownership interests in securities of foreign companies (an “underlying issuer”) that have been deposited with a bank or trust and that trade on an exchange or over-the-counter. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) European Depositary Receipts (“EDRs”) and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as “Depositary Receipts”). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. EDRs, which are sometimes called Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks or trust companies, that evidence ownership of either foreign or domestic underlying securities. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Depositary Receipts may be “sponsored” or “unsponsored.” Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored Depositary Receipt generally bear all the costs associated with establishing the unsponsored Depositary Receipt. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts may be less liquid or may trade at a lower price than the securities of the underlying issuer. For purposes of a Fund’s investment policies, the Fund’s investment in Depositary Receipts will be deemed to be investments in the underlying securities except as noted.

Derivatives.    Each Fund may use a variety of financial instruments that derive their value from the value of one or more underlying assets, reference rates or indices (“Derivative Instruments”), including certain options, futures contracts and swap transactions. A Fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, a Fund’s use of these instruments will place at risk a smaller portion of its assets. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments below. Losses on certain instruments are potentially unlimited.

A Fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If a portfolio manager is incorrect in his or her judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, a Fund may have lower net income and a net loss on the investment.

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There have been numerous recent legislative and regulatory initiatives to implement a new regulatory framework for the derivatives markets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), enacted on July 21, 2010, has initiated a dramatic revision of the U.S. financial regulatory framework that will continue to unfold over several years. The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and additional regulation of hedge and private equity fund managers; and new federal requirements for residential mortgage loans. Instruments in which the Funds may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable. Although portions of the implementing regulations have been finalized, the ultimate impact of the Dodd-Frank Act, including on the derivative instruments in which a Fund may invest, is not yet certain.

The statutory provisions of the Dodd-Frank Act significantly change in several respects the ways in which investment products are marketed, sold, settled (or “cleared”) or terminated. In particular, the Dodd-Frank Act mandates the elimination of references to credit ratings in numerous securities laws, including the 1940 Act. Certain swap derivatives have been and other derivatives may be mandated for central clearing under the Dodd-Frank Act, which likely will require technological and other changes to the operations of registered investment companies and the market in which they will trade. Central clearing also entails the use of assets of a registered investment company to satisfy margin calls and this may have an effect on the performance of such a fund. The regulators have not yet issued final regulations implementing all of the Dodd-Frank Act’s margin requirements and clearing mandates. The banking regulators and the Commodity Futures Trading Commission (“CFTC”) have issued regulations requiring the posting of initial and variation margin for uncleared swaps. The compliance date is now set at September 1, 2016, for the firms that are very active in the swaps market, and will likely only affect swap dealers on that date. As of March 1, 2017, variation margin requirements would be applicable to all financial end-users, including the Funds, and initial margin requirements will be phased-in over a four-year period ending September 1, 2020.

The regulators that have been charged with the responsibility for implementing the Dodd-Frank Act (i.e., the SEC and the CFTC) have been active in proposing and adopting regulations and guidance on the use of derivatives by registered investment companies. As discussed below, the CFTC adopted a revision to one of its rules that, as revised, either restricts the use of derivatives by a registered investment company or requires the fund’s adviser to register as a commodity pool operator (“CPO”). The SEC has proposed a new rule governing funds’ use of derivatives. If adopted, the rule would impose new limits on funds’ derivatives usage and new asset segregation requirements for funds’ derivatives transactions. Any such changes may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of a Fund to be used for collateral in support of those derivatives than is currently the case, or restrict the ability of a Fund to enter into certain types of derivative transactions.

Historically, advisers of registered investment companies trading commodity interests (such as futures contracts, options on futures contracts, and swaps), including the Funds, have been excluded from regulation as CPOs pursuant to CFTC Regulation 4.5. In 2012, the CFTC made substantial amendments to the permissible exclusion, and to the conditions for reliance on the permissible exclusion, from registration as a CPO. To qualify for an exclusion under these amendments to CFTC Regulation 4.5, if a Fund uses commodity interests (such as futures contracts, options on futures contracts, and swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions, determined at the time the most recent position was established, may not exceed 5% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase are “in-the-money”) or, alternatively, the aggregate net notional value of

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those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). In addition, to qualify for an exclusion, a Fund must satisfy a marketing test, which requires, among other things, that a Fund not hold itself out as a vehicle for trading commodity interests.

The Adviser is registered with the SEC as an investment adviser under the 1940 Act. The Adviser also is registered with the CFTC as a CPO under the Commodity Exchange Act, as amended. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs and may affect Fund returns. The Adviser claims an exclusion (under CFTC Regulation 4.5) from registration as a CPO with respect to the Funds. The Adviser intends to comply with one of the two alternative trading limitations described above and the marketing limitation with respect to each Fund. Complying with the trading limitations may restrict the Adviser’s ability to use derivatives as part of these Funds’ investment strategies. Although the Adviser expects to be able to execute each of these Fund’s investment strategies within the limitations, a Fund’s performance could be adversely affected. In addition, rules under the Dodd-Frank Act may limit the availability of certain derivatives, may make the use of derivatives by Funds more costly, and may otherwise adversely impact the performance and value of derivatives.

Equity Securities.    Certain of the Funds may invest in one or more types of equity securities. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. Preferred stock has certain fixed income features, like a bond, but actually is an equity security that is senior to a company’s common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stocks also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, stock markets are volatile, and the prices of equity securities generally fluctuate more than other securities and reflect changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The value of an equity security may also be affected by changes in financial markets that are relatively unrelated to the issuing company or its industry, such as changes in interest rates or currency exchange rates. Common stocks generally represent the riskiest investment in a company. Even investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor economic conditions. It is possible that a Fund may experience a substantial or complete loss on an individual equity investment. While this is also possible with bonds, it is less likely.

Eurodollar and Yankee Dollar Obligations.    Certain of the Funds may invest in Eurodollar and Yankee dollar obligations. Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues; notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

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Event-Linked Bonds.    Certain of the Funds may invest in event-linked bonds. Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, a Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-fund losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including issuer (credit) default, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities or Non-Publicly Traded Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

Floaters and Inverse Floaters.    Certain of the Funds may invest in floaters and inverse floaters, which are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on a floater resets periodically. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, but a Fund will participate in any declines in interest rates as well. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under “Foreign Securities.”

In addition, certain of the Funds may invest in inverse floating rate obligations which are fixed income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as London Inter-Bank Offered Rate (“LIBOR”). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater collateralized mortgage obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Foreign Currency.    Certain of the Funds may purchase securities denominated in foreign currencies, including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Fund’s assets and income. In addition, although a portion of a Fund’s investment income may be received or realized in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a Fund’s income has been earned and computed in U.S. dollars but before conversion and payment, the Fund could be required to liquidate portfolio securities to make such distributions.

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Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will convert foreign currencies to U.S. dollars and vice versa from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the United States or abroad. Foreign currencies in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

Certain Funds may also invest in the following types of foreign currency transactions:

Forward Foreign Currency Transactions.    Certain of the Funds may engage in forward foreign currency exchange transactions. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

A Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Fund’s use of such contracts will include, but not be limited to, the following situations.

First, when a Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a Fund’s investment manager believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund’s portfolio securities denominated in or exposed to such foreign currency. Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies, multinational currency units, or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in or exposed to such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the investment manager to the Funds believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interests of the Funds will be served.

A Fund may enter into forward contracts for any other purpose consistent with the Fund’s investment objective and program. For example, a Fund may use foreign currency options and forward contracts to increase exposure to a foreign currency or shift exposure to foreign currency fluctuations from one

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country to another. However, a Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund’s holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, a Fund may net offsetting positions.

At the maturity of a forward contract, a Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts in which a Fund may engage include foreign exchange forwards. The consummation of a foreign exchange forward requires the actual exchange of the principal amounts of the two currencies in the contract (i.e., settlement on a physical basis). Because foreign exchange forwards are physically settled through an exchange of currencies, they are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A foreign exchange forward generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and the prices at which they are selling various currencies. When a Fund enters into a foreign exchange forward, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction. A Fund may be required to obtain the currency that it must deliver under the foreign exchange forward through the sale of portfolio securities denominated in such currency or through conversion of other assets of a Fund into such currency.

Forward contracts in which a Fund may engage also include non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and that may be thinly traded or illiquid.

NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to foreign exchange forwards, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions, including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. Although NDFs historically have been traded over-the-counter, in the future, pursuant to the Dodd-Frank Act, they may be exchange-traded. Under such circumstances, they will be centrally cleared and a secondary market for them will exist. With respect to NDFs that are centrally-cleared, while central clearing is intended to decrease counterparty risk, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing

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organization if the clearing organization breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor. Even if some NDFs remain traded OTC, they will be subject to margin requirements for uncleared swaps and counterparty risk common to other swaps. For more information about the risks associated with utilizing swaps, please see “Swaps.”

Foreign Currency Options, Foreign Currency Futures Contracts and Options on Futures.    Certain of the Funds may also purchase and sell foreign currency futures contracts and may purchase and write exchange-traded call and put options on foreign currency futures contracts and on foreign currencies to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Those Funds may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Funds will write options on foreign currency or on foreign currency futures contracts only if they are “covered,” except as described below. A put on a foreign currency or on a foreign currency futures contract written by a Fund will be considered “covered” if, so long as the Fund is obligated as the writer of the put, it segregates, either on the records of the investment manager or with the Fund’s custodian, cash or other liquid securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by a Fund will be considered “covered” only if the Fund segregates, either on the records of the investment manager or with the Fund’s custodian, cash or other liquid securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written.

Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a Fund, sold by a Fund but not yet delivered or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.

Over the Counter Options on Foreign Currency Transactions.    Certain of the Funds may engage in OTC options on foreign currency transactions. The investment manager may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. OTC options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the OTC market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over the counter.

Hedging transactions involve costs and may result in losses. Certain of the Funds may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Fund will engage in OTC options transactions on foreign currencies only when appropriate exchange traded transactions are unavailable and when, in the investment manager’s opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Fund’s ability to engage in hedging and related option transactions may be limited by tax considerations (see the section of this SAI entitled “Taxation”).

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Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Funds own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A Fund will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing. OTC options on foreign currency also are considered to be swaps. For information concerning the risks associated with swaps please see “Swaps.”

Foreign Securities.    Certain of the Funds may also invest in other types of foreign securities or engage in certain types of transactions related to foreign securities, such as Brady Bonds, Depositary Receipts, Eurodollar and Yankee Dollar Obligations and Foreign Currency Transactions, including forward foreign currency transactions, foreign currency options and foreign currency futures contracts and options on futures. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign income or other withholding taxes that reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls or limitations on the removal of funds or assets. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and a Fund’s investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement,” which can result in losses to a Fund.

The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital

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and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Funds will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

A Fund that invests in foreign securities is subject to the risk that its share price may be exposed to arbitrage attempts by investors seeking to capitalize on differences in the values of foreign securities trading on foreign exchanges that may close before the time the Fund’s net asset value is determined. If such arbitrage attempts are successful, a Fund’s net asset value might be diluted. A Fund’s use of fair value pricing in certain circumstances (by adjusting the closing market prices of foreign securities to reflect what the Board believes to be their fair value) may help deter such arbitrage activities. The effect of such fair value pricing is that foreign securities may not be priced on the basis of quotations from the primary foreign securities market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. As such, fair value pricing is based on subjective judgment and it is possible that fair value may differ materially from the value realized on a sale of a foreign security. It is also possible that use of fair value pricing will limit an investment adviser’s ability to implement a Fund’s investment strategy (e.g., reducing the volatility of a Fund’s share price) or achieve its investment objective.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See “Emerging Market Securities” below for additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian, and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market regions or the following geographic regions are subject to more specific risks, as discussed below.

Emerging Market Securities.    Certain of the Funds may invest in emerging market securities. Investments in emerging market country securities involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the Funds can invest do not compare favorably with the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries), and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European, Russian or Chinese economies, should be regarded as speculative.

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Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.

Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that the investing Fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

Eastern European and Russian Securities.    Investing in the securities of Eastern European and Russian issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation, and confiscatory taxation. Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Western Europe and Russia and may suffer heavy losses as a result of their trading and investment links to these economies and currencies. Additionally, Russia may attempt to assert its influence in the region through economic or even military measures. The United States and the European Union (“EU”) have imposed economic sanctions on Russia over its annexation of Crimea from Ukraine. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, either by issuer, sector or the Russian markets

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as a whole, impairing the ability of a Fund to buy, sell, receive or deliver those securities. In such circumstances, a Fund may be forced to liquidate non-restricted assets in order to satisfy shareholder redemptions. Such liquidation of Fund assets could result in a Fund receiving substantially lower prices for its securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. As a result, a Fund’s performance may be adversely affected.

In some of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of Western market economies, little or no experience in trading in securities, no accounting or financial reporting standards, a lack of banking and securities infrastructure to handle such trading and a legal tradition that does not recognize rights in private property. Credit and debt issues and other economic difficulties affecting Western Europe and its financial institutions can negatively affect Eastern European countries.

Eastern European economies may also be particularly susceptible to the international credit market due to their reliance on bank related inflows of foreign capital. The recent global financial crisis restricted international credit supplies and several Eastern European economies faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit and trade. Accordingly, the European crisis may present serious risks for Eastern European economies, which may have a negative effect on a Fund’s investments in the region.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Such registrars were not necessarily subject to effective state supervision nor were they licensed with any governmental entity, thereby increasing the risk that a Fund could lose ownership of its securities through fraud, negligence, or even mere oversight. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equities is now based on the records of the Depository and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. As the recent global financial crisis caused price volatility in commodities, especially oil, many sectors in

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the Russian economy fell into turmoil, pushing the whole economy into recession. In addition, prior to the global financial crisis, Russia’s economic policy encouraged excessive foreign currency borrowing as high oil prices increased investor appetite for Russian financial assets. As a result of this credit boom, Russia reached alarming debt levels and suffered from the effects of tight credit markets. Russia continues to face significant economic challenges, including weak levels of investment and a sluggish recovery in external demand. In the near term, the fallout from the European crisis and weakened global economy may reduce demand for Russian exports such as oil and gas, which could limit Russia’s economic recovery. Over the long-term, Russia faces challenges including a shrinking workforce, a high level of corruption, and difficulty in accessing capital for smaller, non-energy companies and poor infrastructure in need of large investments.

European Securities.    The EU’s Economic and Monetary Union (“EMU”) requires eurozone countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, fiscal and monetary controls, and other factors, each of which may significantly impact every European country and their economic partners. Decreasing imports or exports, changes in governmental or other regulations on trade, changes in the exchange rate of the euro (the common currency of the EU), the threat of default or actual default by one or more EU member countries on its sovereign debt, and/or an economic recession in one or more EU member countries may have a significant adverse effect on the economies of other EU member countries and major trading partners outside Europe.

In recent years, the European financial markets have experienced volatility and adverse trends due to concerns relating to economic downturns, rising government debt levels and national unemployment and the possible default of government debt in several European countries. Several countries have agreed to multi-year bailout loans from the European Central Bank, International Monetary Fund, and other institutions. Responses to financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have unintended consequences. A default or debt restructuring by any European country can adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in other countries and can affect exposures to other EU countries and their financial companies as well. The manner in which the EU and EMU responded to the global recession and sovereign debt issues raised questions about their ability to react quickly to rising borrowing costs and the potential default by an EU country of its sovereign debt and revealed a lack of cohesion in dealing with the fiscal problems of member states. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms, which could increase political or social instability. Some European countries continue to suffer from high unemployment rates. In addition, in a public referendum referred to as Brexit, the United Kingdom voted to withdraw from the EU. The abandonment of the euro or withdrawal from the EU on the part of the United Kingdom or any other member could significantly adversely affect the value of a Fund’s investments in Europe.

Particularly, the United Kingdom’s vote to leave the EU could lead to a prolonged period of uncertainty as to the exact terms of exit and the impact on different industry sectors and increased market volatility. For example, it will take time to establish the parameters of the United Kingdom’s relationship with the EU on trade, and it will also take time to establish any trade agreements with other regions because the United Kingdom may not benefit from free trade agreements negotiated by the EU in the future. Much depends on the extent of the withdrawal agreement and other trade agreements that the United Kingdom reaches after its exit. There is also the risk that many international companies would no longer choose the United Kingdom as a base for their European operations. Moreover, the United Kingdom’s decision to withdraw from the EU may adversely affect foreign direct investments and immigration and economic regulations in the United Kingdom as well as increased transition costs of implementing new policies and agreements.

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Latin America

Inflation.     Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability.     As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed.

Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. In addition, recent favorable economic performance in much of the region has led to a concern regarding government overspending in certain Latin American countries. Investors in the region continue to face a number of potential risks.

Dependence on Exports and Economic Risk.     Certain Latin American countries depend heavily on exports to the U.S. and investments from a small number of countries. Accordingly, these countries may be sensitive to fluctuations in demand, exchange rates and changes in market conditions associated with those countries. The economic growth of most Latin American countries is highly dependent on commodity exports and the economies of certain Latin American countries, particularly Mexico and Venezuela, are highly dependent on oil exports. As a result, these economies are particularly susceptible to fluctuations in the price of oil and other commodities and currency fluctuations. The recent global financial crisis weakened the global demand for oil and other commodities and, as a result, Latin American countries faced significant economic difficulties that led certain countries into recession. If global economic conditions worsen, prices for Latin American commodities may experience increased volatility and demand may continue to decrease. Although certain of these countries have recently shown signs of recovery, such recovery, if sustained, may be gradual. In addition, prolonged economic difficulties may have negative effects on the transition to a more stable democracy in some Latin American countries. In certain countries, political risk, including nationalization risk, is high.

Sovereign Debt.     A number of Latin American countries are among the largest debtors of developing countries, and have a history of reliance on foreign debt and default. The majority of the region’s economies have become dependent upon foreign credit and loans from external sources to fund government economic plans. Historically, these plans have frequently resulted in little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets. Because of their dependence on foreign credit and loans, a number of Latin American economies faced significant economic difficulties and some economies fell into recession as the recent global financial crisis tightened international credit supplies. While the region has recently shown signs of economic improvement, recovery from past economic downturns in Latin America has historically been slow, and any such recovery, if sustained, may be gradual. The European crisis and weakened global economy may reduce demand for exports from Latin America and limit the availability of foreign credit for some countries in the region. As a result, a Fund’s investments in Latin American securities could be harmed if economic recovery in the region is limited.

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Pacific Basin Region.    Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the U.S. and Western European countries. Such instability may result from, among other things, (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the Asia Pacific geographic region has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the economy of any country in the region. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain Asian countries, as do environmental problems.

The economies of most of the Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China and the EU. The enactment by the U.S. or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries. The recent global financial crisis spread to the region, significantly lowering its exports and foreign investments in the region, which are driving forces of its economic growth. In addition, the economic crisis also significantly affected consumer confidence and local stock markets. Although the economies of many countries in the region have recently shown signs of recovery from the crisis, such recovery, if sustained, may be gradual. Furthermore, any such recovery may be limited or hindered by the reduced demand for exports and lack of available capital for investment resulting from the European crisis and weakened global economy. The economies of certain Asian countries depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. In addition, certain developing Asia countries, such as the Philippines and India are especially large debtors to commercial banks and foreign governments.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in Asia are less than in the U.S. and, at times, price volatility can be greater than in the U.S. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of Asian countries, changes in the value of those currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a Fund’s assets denominated in those currencies.

Some developing Asian countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price and shareholder rights) than securities of the company available for purchase by nationals. There can be no assurance that a Fund will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a Fund’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

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Chinese Companies.    Investing in China, Hong Kong and Taiwan involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, particularly in China; (f) currency exchange rate fluctuations and the lack of available currency hedging instruments; (g) higher rates of inflation; (h) controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; (i) greater governmental involvement in and control over the economy; (j) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (k) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (1) the difference in, or lack of auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (m) the fact that statistical information regarding the Chinese economy may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (n) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (o) the fact that the settlement period of securities transactions in foreign markets may be longer; (p) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (q) the risk that it may be more difficult or impossible, to obtain and/ or enforce a judgment than in other countries; (r) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; and (s) the risk that, because of the degree of interconnectivity between the economies and financial markets of China, Hong Kong and Taiwan, any sizable reduction in the demand for goods from China, or an economic downturn in China could negatively affect the economies and financial markets of Hong Kong and Taiwan, as well.

Investment in China, Hong Kong and Taiwan is subject to certain political risks. China’s economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China’s economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

China continues to limit direct foreign investments generally in industries deemed important to national interests. Foreign investment in domestic securities are also subject to substantial restrictions. Some believe that China’s currency is undervalued. Currency fluctuations could significantly affect China and its trading partners. China continues to exercise control over the value of its currency, rather than allowing the value of the currency to be determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns. For decades, a state of hostility has existed between Taiwan and the People’s Republic of China. Beijing has long deemed Taiwan a part of the “one China” and has made a nationalist cause of recovering it. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market. By treaty, China has committed to preserve Hong Kong’s autonomy and its economic, political and social freedoms until 2047. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

Forward Commitments, When-Issued and Delayed Delivery Securities.    Certain of the Funds may invest in forward commitments including “TBA” (to be announced), when-issued and delayed delivery

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securities. Forward commitments, when-issued and delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Fund anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Fund purchases securities on a forward commitment, when-issued or delayed delivery basis, it does not pay for the securities until they are received. A Fund is required to designate the segregation, either on the records of the investment manager or with the 1290 Funds’ custodian, of cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund’s forward commitments, when-issued or delayed delivery commitments or to enter into offsetting contracts for the forward sale of other securities it owns. The availability of liquid assets for this purpose and the effect of asset segregation on a Fund’s ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which a Fund may purchase forward commitments, when-issued and delayed delivery securities. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Bank of New York, beginning January 1, 2014, a Fund or its counterparty generally will be required to post collateral when entering into certain forward-settling transactions, including without limitation TBA transactions.

A Fund will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, a Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although a Fund may close out its position prior to the settlement date by entering into a matching sales transaction. In general, a Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

A Fund may purchase forward commitments and make commitments to purchase securities on a when-issued or delayed-delivery basis for any number of reasons, including to protect the value of portfolio investments, as a means to adjust a Fund’s overall exposure, and to enhance the Fund’s return. Purchases made in an effort to enhance a Fund’s return may involve more risk than purchases made for other reasons. For example, by committing to purchase securities in the future, a Fund subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Fund may have to sell assets that have been set aside in order to meet redemptions. In addition, if a Fund determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Fund may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Fund’s payment obligation).

Hybrid Instruments.    Certain of the Funds may invest in hybrid instruments (a type of potentially high-risk derivative). Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness

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on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. The issuer or guarantor of a hybrid instrument may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. A Fund that invests in hybrid instruments is subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a Fund’s share price and income level.

In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an OTC

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market without the guarantee of a central clearing organization or in a transaction between a Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which a Fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures and most swaps by persons in the United States, the SEC, which regulates the offer and sale of securities by and to persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Fund.

Illiquid Securities or Non-Publicly Traded Securities.    Certain of the Funds may invest in illiquid securities or non-publicly traded securities. The inability of a Fund to dispose of illiquid or not readily marketable investments promptly or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A and that have been determined to be liquid by the Board or its delegates will be monitored by each Fund’s investment manager on an ongoing basis, subject to the oversight of the Adviser. In the event that such a security is deemed to be no longer liquid, a Fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund’s having more than 15% of its assets invested in illiquid or not readily marketable securities.

Rule 144A Securities will be considered illiquid, and therefore subject to a Fund’s limit on the purchase of illiquid securities, unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board and its delegates may consider, among other things, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

There is a large institutional market for certain securities that are not registered under the 1933 Act, which may include markets for repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. To the extent that a Fund acquires shares of a registered investment company in accordance with Section 12(d)(1)(F) of the 1940 Act, the registered investment company is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period less than 30 days. Shares held by a Fund in excess of 1% of a registered investment company’s outstanding securities therefore may, under certain circumstances, be considered not readily marketable securities, which, together with other such securities, are subject to the 15% limitation described above.

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Inflation-Indexed Securities.    Certain Funds may invest in inflation-indexed securities issued by the U.S. Treasury and others. Inflation-indexed securities are debt securities the principal value of which is adjusted periodically in accordance with changes in a measure of inflation. Inflation-indexed securities issued by the U.S. Treasury use the Consumer Price Index for Urban Consumers (“CPI-U”) published by the U.S. Bureau of Labor Statistics. See “U.S. Government Securities” below. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Two structures for inflation-indexed securities are common: the U.S. Treasury and some other issuers utilize a structure that adjusts the principal value of the security according to the rate of inflation; most other issuers pay out the Consumer Price Index adjustments as part of a semi-annual coupon.

In the first, the interest rate on the inflation-indexed bond is fixed, while the principal value rises or falls semi-annually based on changes in a published measure of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In the second, the inflation adjustment for certain inflation-indexed bonds is reflected in the semiannual coupon payment. As a result, the principal value of these inflation-indexed bonds does not adjust according to the rate of inflation.

In general, the value of inflation-indexed securities increases in periods of general inflation and declines in periods of general deflation. If inflation is lower than expected during the period a Fund holds an inflation-indexed security, the Fund may earn less on it than on a conventional bond. Inflation-indexed securities are expected to react primarily to changes in the “real” interest rate (i.e., the nominal, or stated, rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate U.S. Treasury securities having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

Any increase in the principal value of an inflation-indexed security is taxable in the taxable year the increase occurs, even though its holders do not receive cash representing the increase until the security matures, and the amount of that increase for a Fund generally must be distributed each taxable year to its shareholders. See the “Taxation” section of this SAI. Thus, each Fund that invests therein could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

Insured Bank Obligations.    The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Funds may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board determines that a readily available market exists for such obligations, a Fund will treat such obligations as subject to the limit for illiquid investments for each Fund unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Investment Company Securities.    Certain of the Funds may invest in the securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act and the rules, regulations, and exemptive orders thereunder. Investment company securities are securities of other open-end or closed-end investment companies or unit investment trusts. The 1940 Act generally prohibits a Fund from acquiring more than 3% of the total outstanding voting shares of an investment company and limits such investments to no more than 5% of a Fund’s total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act further prohibits a Fund from acquiring in the aggregate more than 10% of the total outstanding voting shares of any registered closed-end investment company. Certain exceptions to these limitations are provided by the 1940 Act and the rules, regulations, and exemptive orders thereunder. The Funds invest

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substantially all of their assets in the securities of other investment companies in reliance on exemptions under the 1940 Act that allow the Funds to invest in other investment companies in excess of the limits described above. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level generally will be reduced by the operating expenses and fees of such other investment companies, including management fees. In addition, certain types of investment companies, such as closed-end investment companies and exchange-traded funds, trade on a stock exchange or over the counter at a premium or a discount to their net asset value per share. Such a premium or discount may impact the performance of a Fund’s investment. Further, the securities of other investment companies may be leveraged. As a result, a Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies that use leverage may expose a Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities will be diminished.

Passive Foreign Investment Companies.    Certain Funds may purchase the securities of “passive foreign investment companies” (“PFICs”). In general, such companies have been the only or primary way to invest in countries that limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. In addition to bearing their proportionate share of a Fund’s expenses (management fees and operating expenses), shareholders will also indirectly (through the Fund) bear similar expenses of such funds. PFICs in which a Fund may invest may also include foreign corporations other than such investment funds. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above, as well as certain tax consequences (see the section of this SAI entitled “Taxation”).

ETFs.    Certain of the Funds may invest in ETFs. These are a type of investment company (or similar entity) the shares of which are bought and sold on a securities exchange. An ETF represents a portfolio of securities (or other assets) generally designed to track a particular market index or other referenced asset. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. Many ETFs have obtained exemptive relief from the SEC to permit other investment companies (such as the Funds) to invest in their shares beyond the statutory limits on investments in other investment companies described above, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A Fund may rely on these exemptive orders in investing in ETFs. The Funds invest substantially all of their assets in ETFs. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile, and ETFs have fees which increase their costs. In addition, there is the risk that an ETF may fail to closely track the index, if any, that it is designed to replicate.

Investment Grade Securities.    Certain of the Funds may invest in or hold investment grade securities. Investment grade securities are securities rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), BBB or higher by Standard & Poor’s Global Rating (“S&P”), or BBB or higher by Fitch Ratings Ltd. (“Fitch”), securities that are comparably rated by another rating agency, or unrated securities determined by the investment manager to be of comparable quality. Bonds rated in the lower investment grade rating categories (or determined to be of comparable quality by the investment manager) have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities. If a security is downgraded, the investment manager will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of a Fund.

Non-Investment Grade Securities or “Junk Bonds.”    Certain of the Funds may invest in or hold junk bonds or non-investment grade securities. Non-investment grade securities are securities rated Ba1 or lower by Moody’s or BB+ or lower by S&P or Fitch, securities that are comparably rated by another rating agency, or unrated securities determined by the investment manager to be of comparable quality. Non-investment grade

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securities are commonly known as “junk bonds” and are considered predominantly speculative with respect to the issuer’s ability to pay interest and repay principal. Junk bonds may be issued as a consequence of corporate restructuring, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies and in other circumstances.

Non-investment grade securities generally offer a higher current yield than that available for investment grade securities; however, they involve greater risks than investment grade securities in that they are especially sensitive to, and may be more susceptible to, real or perceived adverse changes in general economic conditions and in the industries in which the issuers are engaged, changes in the financial condition of, and individual corporate developments of, the issuers, and price fluctuations in response to changes in interest rates. Because a Fund’s investments in non-investment grade securities involve greater investment risk than its investments in higher rated securities, achievement of the Fund’s investment objective will be more dependent on the investment manager’s analysis than would be the case if the Fund were investing in higher rated securities.

Non-investment grade securities generally will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. Lower rated securities may experience substantial price declines when there is an expectation that issuers of such securities might experience financial difficulties. As a result, the yields on lower rated securities can rise dramatically. However, those higher yields may not reflect the value of the income stream that holders of such securities expect. Rather, those higher yields may reflect the risk that holders of such securities could lose a substantial portion of their value due to financial restructurings or defaults by the issuers. There can be no assurance that those declines will not occur.

During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full. Non-investment grade securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a non-investment grade security’s value will decrease in a rising interest rate market, as will the value of a Fund’s investment in such securities. If a Fund experiences unexpected net redemptions, this may force it to sell its non-investment grade securities, without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

In addition, the market for non-investment grade securities generally is thinner and less active than that for higher rated securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. This potential lack of liquidity may make it more difficult for the investment manager to value accurately certain portfolio securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade securities, especially in a thinly traded market. In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Fund may find it difficult to value its junk bonds accurately. Under such conditions, a Fund may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the 1290 Funds’ Board. It is the policy of the Adviser and each Fund’s investment manager not to rely exclusively on ratings issued by credit rating agencies but to supplement such ratings with their own independent and ongoing review of credit quality.

Prices for junk bonds also may be affected by legislative and regulatory developments. For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructuring such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, could depress the prices of outstanding junk bonds.

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Credit Ratings.    Moody’s, S&P, Fitch and other rating agencies are private services that provide ratings of the credit quality of bonds, including municipal bonds, and certain other securities. A description of the ratings assigned to commercial paper and corporate bonds by Moody’s, S&P and Fitch is included in Appendix A to this SAI. The process by which Moody’s, S&P and Fitch determine ratings generally includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such rating represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond’s value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond’s rating. Subsequent to a bond’s purchase by a Fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of a Fund’s investment portfolio, resulting from market fluctuations or other changes in a Fund’s total assets will not require a Fund to dispose of an investment. The Funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

In addition to ratings assigned to individual bond issues, the investment manager will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer’s obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

Commodity-Linked Notes.    Certain of the Funds may invest in commodity-linked notes, which are privately negotiated structured debt securities the amount of principal repayment and/or interest payments for which are linked to the return of an index, such as the Dow Jones-UBS Commodity Index Total ReturnSM, that is representative of the commodities market or a segment thereof. They are available from a limited number of approved counterparties, and all invested amounts are exposed to the dealer’s credit risk. As such, commodity-linked notes are subject to counterparty risk. Commodity-linked notes may be leveraged. Investments linked to the prices of commodities, including commodity-linked notes, are considered speculative. The values of commodity-linked notes are affected by events that might have less impact on the values of stocks and bonds. Prices of commodities and related contracts may fluctuate significantly over short periods due to a variety of factors, including changes in supply and demand relationships, weather, agriculture, fiscal, and exchange control programs, disease, pestilence, and international economic, political, military and regulatory developments. In addition, the commodity markets may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. These circumstances could adversely affect the value of the commodity-linked notes and make them more volatile than other types of investments. Commodity-linked notes may have substantial risks, including risk of loss of a significant portion of their principal value. Investments therein can also have adverse tax consequences (see the section of this SAI entitled “Taxation”).

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Exchange-Traded Notes (ETNs).    Certain of the Funds may invest in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. This type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protection exists. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy. A Fund’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If a Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. ETNs are also subject to counterparty credit risk and fixed income risk. Investments in ETNs can also have adverse tax consequences. No assurance can be given that the Internal Revenue Service (“IRS”) will accept, or a court will uphold, how a Fund characterizes and treats ETNs for federal income tax purposes. Further, the IRS and Congress have, from time to time, considered proposals that would change the timing and character of net income and realized gains from ETNs.

Loan Participations and Other Direct Indebtedness.    Certain of the Funds may invest a portion of their assets in loan participations and other direct indebtedness. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. In purchasing a loan participation, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans and other direct indebtedness that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan or other direct indebtedness would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Certain of the loans and other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate the Fund to pay additional cash on a certain date or on demand. The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when a Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it is required to designate the segregation, either on the records of the investment manager or with the 1290 Funds’ custodian, of cash or other liquid securities in an amount equal to or greater than on a daily basis, an amount sufficient to meet such commitments.

Such loans and other direct indebtedness loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its rights and the rights of other loan participants against the borrower. Alternatively, such loans and other direct indebtedness may be structured as a “novation” (i.e., a new loan) pursuant to which a Fund would assume all of the rights of the lending institution in a

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loan, or as an assignment, pursuant to which a Fund would purchase an assignment of a portion of a lender’s interest in a loan or other direct indebtedness either directly from the lender or through an intermediary. A Fund may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

A Fund’s ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Fund will purchase, the investment manager will rely upon its own credit analysis of the borrower. As a Fund may be required to rely upon another lending institution to collect and pass on to a Fund amounts payable with respect to the loan and to enforce a Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent a Fund from receiving such amounts. In such cases, a Fund will also evaluate the creditworthiness of the lending institution and will treat both the borrower and the lending institutions as an “issuer” of the loan for purposes of certain investment restrictions pertaining to the diversification of a Fund’s investments. Many lending institutions have been weakened by the recent financial crisis, and it may be difficult for a Fund to obtain an accurate picture of a lending institution’s financial condition.

The borrower in a loan arrangement may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among other things. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. The effect of prepayments on a Fund’s performance may be mitigated by the receipt of prepayment fees, and the Fund’s ability to reinvest prepayments in other loans that have similar or identical yields. However, there is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the prepaid loan.

Loan participations and other direct indebtedness may have extended trade settlement periods. Accordingly, the proceeds from the sale of these instruments may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale. The extended trade settlement periods could force a Fund to liquidate other securities to meet redemptions and may present a risk that the Fund may incur losses in order to timely honor redemptions.

Investments in such loans and other direct indebtedness may involve additional risks to a Fund. For example, if a loan or other direct indebtedness is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Fund relies on the investment manager’s research in an attempt to avoid situations where fraud and misrepresentation could adversely affect a Fund. In addition, loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that the investment manager determines that any such investments are illiquid, a Fund will include them in the investment limitations described above.

Variable Amount Master Demand Notes.    Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on

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the notes. Since there is no secondary market for these notes, the investment manager, subject to the overall review of the Fund’s Trustees and the Adviser, monitors the financial condition of the issuers to evaluate their ability to repay the notes.

Mortgage-Backed or Mortgage-Related Securities.    Certain of the Funds may invest in mortgage-related securities (i.e., mortgage-backed securities). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. Those securities may be guaranteed by a U.S. Government agency or instrumentality (such as the Government National Mortgage Association, or “Ginnie Mae”); issued and guaranteed by a government-sponsored stockholder-owned corporation, though not backed by the full faith and credit of the United States (such as by the Federal National Mortgage Association, or “Fannie Mae”, or the Federal Home Loan Mortgage Corporation, or “Freddie Mac” (collectively, the “GSEs”), and described in greater detail below); or issued by fully private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned by stockholders. It is subject to general regulation by the Federal Housing Finance Authority (“FHFA”). Fannie Mae purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on pass-through securities that it issues, but those securities are not backed by the full faith and credit of the U.S. Government.

Freddie Mac is a government-sponsored corporation owned by stockholders. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on the PCs it issues, but those PCs are not backed by the full faith and credit of the U.S. Government.

The U.S. Treasury historically has had the authority to purchase obligations of Fannie Mae and Freddie Mac. However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the FHFA to announce that the GSEs had been placed in conservatorship. Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth. Since the GSEs were placed into conservatorship, they have required U.S. Treasury support of approximately $187.5 billion through draws under the preferred stock purchase agreements. However, including payments after the third quarter of 2016, the GSEs have paid approximately $255.8 billion in aggregate cash dividends (although those payments do not constitute a repayment of their draws). Neither GSE has required a draw from the U.S. Treasury since the second quarter of 2012. The FHFA stated that Fannie Mae and Freddie Mac may need an injection of U.S. Treasury capital in the future. Accordingly, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that the GSEs will remain successful in meeting their obligations with respect to the debt and MBS they issue into the future.

Moreover, there remains significant uncertainty as to whether (or when) Fannie Mae and Freddie Mac will emerge from conservatorship, which has no specified termination date. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing

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entities. Importantly, the future of the GSEs is in serious question as the U.S. Government reportedly is considering multiple options, ranging on a spectrum from nationalization, privatization, consolidation, or abolishment of the entities. Congress is considering several pieces of legislation that would reform the GSEs, proposing to address their structure, mission, portfolio limits, and guarantee fees, among other issues.

The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of GSEs’ mortgage portfolios. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to, among other things, accelerate the wind down of the retained portfolio, terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury.

Unlike mortgage-backed securities issued or guaranteed by the U.S. Government or one of the GSEs, mortgage-backed securities issued by private issuers do not have a government or GSE guarantee. Private issuers may purchase various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance, to support the timely payment of principal and interest of the underlying mortgage loans. However, there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. In addition, privately issued mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, private mortgage-backed securities may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Certain Funds may invest in collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or “tranches”), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Fund that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Privately issued mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government

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issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to borrowers with blemished credit histories (“subprime” loans). The underwriting standards for subprime loans may be lower and more flexible than the standards generally used by lenders for borrowers with non-blemished credit histories with respect to the borrower’s credit standing and repayment history. The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event, the Funds may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. Since the value of long-term securities generally fluctuates more widely in response to changes in interest rates than that of shorter-term securities, maturity extension could increase the inherent volatility of a Fund. This is known as extension risk. If the life of a mortgage-backed security is inaccurately predicted, a Fund may not be able to realize the rate of return it expected. Under certain interest rate and prepayment scenarios, a Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.

Mortgage-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Fund may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Fund to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security.

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The Funds may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Funds’ ability to buy or sell those securities at any particular time.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class passthrough certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund’s investment objectives and policies, the Fund may invest in various tranches of CMO bonds, including support bonds.

Certain Funds may also invest in directly placed mortgages including residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, it could end up acquiring a direct interest in the underlying real property and the Fund would then be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. Investment in direct mortgages involve many of the same risks as investments in mortgage-related securities. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for anticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a Fund or the investment manager. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of the property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties.

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Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Mortgage Dollar Rolls.    Certain of the Funds may enter into mortgage dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date at a pre-determined price. During the roll period, a Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon the investment manager’s ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. A “dollar roll” transaction can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. However, in a “dollar roll” transaction, the dealer with which a Fund enters into a transaction is not obligated to return the same securities as those originally sold by the Fund, but generally only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered. If the dealer files for bankruptcy or becomes insolvent, a Fund’s right to repurchase or sell securities may be limited. Mortgage dollar rolls may be subject to leverage risks. In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate, which would increase costs and may increase realized taxable gains that must be distributed. All cash proceeds from dollar roll transactions will be invested in instruments that are permissible investments for a Fund. A Fund will maintain until the settlement date the segregation, either on the records of the investment manager or with the 1290 Funds’ custodian, of cash or other liquid securities in an amount not less than the forward purchase price. Because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the risks of investing in illiquid securities as well as to a Fund’s overall limitations on investments in illiquid securities.

Municipal Securities.    Certain of the Funds may invest in municipal securities (“municipals”), including residual interest bonds, which are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons, including: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain private activity bonds (“PABs”) are also considered municipals if the interest thereon is excludable from gross income for federal income tax purposes (even though that interest may be an item of tax preference for purposes of the federal alternative minimum tax). PABs are issued by or on behalf of public authorities to obtain funds for various privately operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. PABs are ordinarily dependent on the credit quality of a private user, not the public issuer.

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The value of municipal securities can be affected by changes in the actual or perceived credit quality of the issuer, which can be affected by, among other things, the financial condition of the issuer, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, and political or economic developments in the region where the instrument is issued. Local and national market forces — such as declines in real estate prices or general business activity — shifting demographics or political gridlock may result in decreasing tax bases, growing entitlement budgets, and increasing construction and/or maintenance costs and could reduce the ability of certain issuers of municipal securities to repay their obligations. Those obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. The recent economic downturn and budgetary constraints have made municipal securities more susceptible to downgrade, default and bankruptcy. In addition, difficulties in the municipal securities markets could result in increased illiquidity, volatility and credit risk, and a decrease in the number of municipal securities investment opportunities. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. These and other factors may adversely affect the value of a Fund’s investments in municipal securities.

The perceived increased likelihood of default among issuers of municipal securities has resulted in constrained illiquidity, increased price volatility and credit downgrades of issuers of municipal securities. Certain issuers of municipal securities have also been unable to obtain additional financing through, or must pay higher interest rates on, new issues, which may reduce revenues available for issuers of municipal securities to pay existing obligations. In addition, recent events have demonstrated that the lack of disclosure rules in this area can make it difficult for investors to obtain reliable information on the obligations underlying municipal securities. Adverse developments in the municipal securities market may negatively affect the value of all or a substantial portion of a Fund’s holdings in municipal securities.

Options and Futures Transactions.    Certain of the Funds may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities and to adjust the duration of fixed income investments. Each Fund may purchase, sell, or write call and put options and futures contracts on securities, financial indices, and foreign currencies and options on futures contracts.

The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the extremely high degree of leveraging involved in futures pricing. As a result, a relatively small price movement in a futures contract may cause an immediate and substantial loss or gain. The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract or an option and the resulting inability to close a futures position or option prior to its maturity date. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers.

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Following is a description of specific Options and Futures Transactions, followed by a discussion concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts.

Futures Transactions.    Certain of the Funds may utilize futures contracts.

Futures contracts (a type of potentially high-risk investment) enable the investor to buy or sell an asset in the future at an agreed upon price. A futures contract is a bilateral agreement to buy or sell a security or other commodity (or deliver a cash settlement price, in the case of a contract relating to a rate or an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are listed for trading by boards of trade that have been designated “contracts markets” by the CFTC.

No purchase price is paid or received when the contract is entered into. Instead, a Fund upon entering into a futures contract (and to maintain a Fund’s open positions in futures contracts) would be required to designate the segregation, either on the records of the investment manager or with the 1290 Funds’ custodian, in the name of the futures broker an amount of cash, United States Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.” The minimum margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. An individual broker, known as a futures commission merchant (“FCM”), may require a greater amount of margin for a particular customer depending upon an assessment of creditworthiness. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the maintenance margin level, the broker will issue a margin call to restore the account to the initial margin level. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments called “variation margin,” to and from the futures broker, may be required to be made on a daily or even an intraday basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds expect to earn interest income on their accounts that exceeds the margin level required by the FCM. However, any such income may be limited or minimal in a low interest rate environment.

A Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Options on Futures Contracts.    Certain of the Funds may purchase and write exchange-traded call and put options on futures contracts of the type which the particular Fund is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price, at any time before the option expires.

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Options on futures contracts can be used by a Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The Funds will write only options on futures contracts which are “covered.” A Fund will be considered “covered” with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates, either on the records of the investment manager or with the 1290 Funds’ custodian, cash or other liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Fund will be considered “covered” with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. A Fund will be considered “covered” with respect to a call option it has written on a securities index future if the Fund owns, so long as the Fund is obligated as the writer of the call, a portfolio of securities the price changes of which are, in the opinion of its investment manager, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Limitations on Purchase and Sale of Options, Futures Contracts and Options on Futures Contracts.    The Funds may invest in futures and options for hedging purposes, as well as non-hedging purposes, to the extent permitted in the Prospectus and SAI. In instances involving the purchase of futures contracts or the writing of put options thereon by a Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be designated either on the records of the investment manager or with the 1290 Funds’ custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Fund, the Fund generally will seek to, but is not required to, hold the securities underlying such futures contracts or options. In the case of index futures and related options, a Fund may, but is not required to, own securities the price changes of which are, in the opinion of its investment manager, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

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For information concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts, please see “Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts.”

Options Transactions.    Certain of the Funds may also write and purchase put and call options. An option (another type of potentially high-risk security) is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the asset underlying the option at a predetermined price, often at any time during the term of the option for American options or only at expiration for European options. (The writer of a put or call option would be obligated to buy or sell the underlying asset at a predetermined price during the term of the option.) Each Fund will write put and call options only if such options are considered to be “covered,” except as described below. A call option on a security is covered, for example, when the writer of the call option owns throughout the option period the security on which the option is written (or a security convertible into such a security without the payment of additional consideration). A put option on a security is covered, for example, when the writer of the put maintains throughout the option period the segregation, either on the records of the investment manager or with the 1290 Funds’ custodian, of cash or other liquid assets in an amount equal to or greater than the exercise price of the put option.

Certain of the Funds will not commit more than 5% of their total assets to premiums when purchasing call or put options. In addition, the total market value of securities against which a Fund has written call or put options generally will not exceed 25% of its total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Writing Call Options.    A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund’s holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities a Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

A Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part.

Unlike the situation in which a Fund owns securities not subject to a call option, a Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a “closing purchase transaction.” A Fund will realize a gain or loss from a closing

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purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by a Fund. When an underlying security is sold from a Fund’s securities portfolio, the Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options.    The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. If a Fund writes a put option, it will “cover” the position as required by the 1940 Act. A Fund may “cover” a put option by, for example, maintaining the segregation, either on the records of the investment manager or with the 1290 Funds’ custodian, of cash or other liquid assets having a value equal to or greater than the exercise price of the option.

The Funds may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by a Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options.    A Fund may purchase put options on securities to increase the Fund’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Fund will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities that Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Interest Rate Futures Contracts.    Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified future price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

Securities Index Futures Contracts.    A securities index futures contract is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index. Purchases or sales of securities index futures contracts may be used in an attempt to increase a Fund’s total investment return or to protect a Fund’s current or intended investments from broad fluctuations in securities prices. Additionally, through the use of index futures, a Fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs that may be associated with investment in multiple issuers. This may permit a Fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) that may result from increases or

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decreases in positions already held by a Fund. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Securities Index Options.    A Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of increasing the Fund’s total investment return or hedging against the risk of unfavorable price movements adversely affecting the value of a Fund’s securities or securities it intends to purchase. Each Fund writes only “covered” options. A call option on a securities index is considered covered, for example, if, so long as a Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Fund’s investment manager, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by a Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates, either on the records of the investment manager or with the 1290 Funds’ custodian, cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed “index multiplier.”

A broad-based securities index will generally have at least ten component issues, while a narrow-based index will generally have nine or fewer. Futures contracts on a broad-based security index are subject to exclusive regulatory jurisdiction of the CFTC, while futures contracts on a narrow-based security index are a class of “security futures” subject to joint SEC-CFTC jurisdiction.

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”) or the NYSE Composite Index, or a narrower market index such as the S&P 100 Index (a subset of the S&P 500 Index). Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Over the Counter Options.    Certain of the Funds may engage in over the counter put and call option transactions. Options traded in the OTC market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such OTC options, and the securities used as “cover” for such options, may be considered illiquid securities. Certain Funds may enter into contracts (or amend existing contracts) with primary dealers with whom they write OTC options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option’s intrinsic value (i.e., the amount the option is “in-the-money”). The formula

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will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.” Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Fund can repurchase the option at any time. The Funds may be subject to the risk that firms participating in such transactions will fail to meet their obligations. Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. In instances in which a Fund has entered into agreements with respect to the OTC options it has written, and such agreements would enable the Fund to have an absolute right to repurchase at a pre-established formula price the OTC option written by it, the Fund would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is “in-the-money,” i.e., the amount by which the price of the option exceeds the exercise price. Certain OTC options are considered to be swaps. For information concerning the risks associated with utilizing swaps, please see “Swaps.”

Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts

Options.    A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (“exchange”). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as OTC options, no secondary market on an exchange may exist. A liquid secondary market for particular options, whether traded over-the-counter or on an exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. If a Fund is unable to effect a closing purchase transaction, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

Options traded in the OTC market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded OTC. The Funds will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as “cover” for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. There are a number of factors which may prevent derivatives or other strategies used by a Fund from achieving desired correlation (or inverse correlation) with an index. These may include, but are not limited to: (i) the impact of a Fund’s fees, expenses and transaction costs, including borrowing and brokerage costs/bid-ask spreads, which are not reflected in index returns; (ii) differences in the timing of daily calculations of the value of an index and the timing of the valuation of derivatives, securities and other assets held by a Fund and the determination of the net asset value of

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the Fund’s shares; (iii) disruptions or illiquidity in the markets for derivative instruments or securities in which a Fund invests; (iv) a Fund having exposure to or holding less than all of the securities in the underlying index and/or having exposure to or holding securities not included in the underlying index; (v) large or unexpected movements of assets into and out of a Fund (due to share purchases or redemptions, for example), potentially resulting in the Fund being over- or under-exposed to the index; (vi) the impact of accounting standards or changes thereto; (vii) changes to the applicable index that are not disseminated in advance; (viii) a possible need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (ix) fluctuations in currency exchange rates. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

Futures.    The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The investment manager will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund’s underlying instruments sought to be hedged.

Successful use of futures contracts by a Fund for hedging purposes is also subject to the investment manager’s ability to correctly predict movements in the direction of the market and other economic factors. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Fund’s portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Funds, specified in the Prospectus, intend to purchase or sell

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futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. If a Fund has insufficient cash, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Foreign Options and Futures.    Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when a Fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic exchange. In particular, funds received from a Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time a Fund’s order is placed and the time it is liquidated, offset or exercised.

Foreign Currency Contracts.    A Fund may also seek to enhance returns or hedge against a change in the value of a currency through use of currency futures or currency options. Hedging against a change in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Fund will depend on the ability of a Fund’s investment manager to predict future currency exchange rates.

The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs.

Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

Participatory Notes.    A Fund may invest in participatory notes (commonly known as “P-Notes”) issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets.

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Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes. Participatory notes involve transaction costs. A Fund’s ability to redeem or exercise a participation note generally is dependent on the liquidity in the local trading market for the security underlying the participation note. Participatory notes may be considered illiquid and, therefore, participatory notes considered illiquid will be subject to a Fund’s percentage limitation on investments in illiquid securities.

Payment-In-Kind Bonds.    Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds in additional bonds rather than in cash. Payment-in-kind bonds thus allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks, and their value is subject to greater fluctuation in response to changes in market interest rates, than bonds that pay current interest in cash. Even though such bonds may not pay current interest in cash, a Fund is nonetheless required annually to accrue as interest income a portion of the OID on such investments for federal income tax purposes and to distribute the amount of that interest at least annually to its shareholders. See the “Taxation” section of this SAI. Thus, a Fund could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

Preferred Stocks.    Certain of the Funds may invest in preferred stocks. Preferred stocks have the right to receive specified dividends before the payment of dividends on common stock. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds take precedence over the claims of owners of the issuer’s preferred and common stock. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. If interest rates rise, the specified dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. The value of preferred stocks is sensitive to changes in interest rates and to changes in the issuer’s credit quality. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. Cumulative preferred stock requires the issuer to pay stockholders all prior unpaid dividends before the issuer can pay dividends on common stock, whereas non-cumulative preferred stock does not require the issuer to do so. Some preferred stocks also participate in dividends paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund may treat such redeemable preferred stock as a fixed income security.

Precious Metals Risk.    Precious metals, such as gold and silver, generate no interest or dividends, and the return from investments in such precious metals will be derived solely from the gains and losses realized upon sale. Prices of precious metals may fluctuate, sharply or gradually, and over short or long periods of time. The prices of precious metals may be significantly affected by factors such as changes in inflation or expectations regarding inflation in various countries, the availability of supplies and demand, changes in industrial and commercial demand, developments in the precious metals mining industries, precious metals sales by governments, central banks or international institutions, investment speculation, hedging activity by producers, currency exchange rates, interest rates, and monetary and other economic policies of various governments. In addition, because the majority of the world’s supply of gold and silver is concentrated in a few countries, such investments may be particularly susceptible to political, economic and environmental conditions and events in those countries.

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Repurchase Agreements.    Certain of the Funds may enter into repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in the Fund’s net investment income. Repurchase agreements generally result in a fixed rate of return insulated from market fluctuation during the holding period, and generally are used as a means of earning a return on cash reserves for periods as short as overnight.

Repurchase agreements may have the characteristics of loans by a Fund. During the term of a repurchase agreement, a Fund, among other things, (i) retains the securities or other obligations subject to the repurchase agreement, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty, as collateral securing the seller’s repurchase obligation, (ii) continually monitors on a daily basis the market value of the securities or other obligations subject to the repurchase agreement and (iii) requires the seller to deposit with the Fund collateral equal to any amount by which the market value of the securities or other obligations subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement.

Each Fund intends to enter into repurchase agreements only in transactions with counterparties (which may include brokers-dealers, banks, U.S. government securities dealers and other intermediaries) believed by the investment manager to present minimal credit risks. A Fund generally will not enter into a repurchase agreement maturing in more than seven days. The SEC staff currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

Repurchase agreements carry certain risks, including risks that are not associated with direct investments in securities. If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, a Fund would look to the collateral underlying the seller’s repurchase agreement, including the securities or other obligations subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund. A Fund’s right to liquidate the securities or other obligations subject to the repurchase agreement in the event of a default by the seller could involve certain costs and delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price (e.g., due to transactions costs or a decline in the value of the collateral), the Fund could suffer a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency.

Real Estate Industry Investing.    Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, including the decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. To the extent that assets underlying a Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Funds’ investments.

Real Estate Investment Trusts.    Certain Funds may invest in real estate investment trusts (“REITs”). REITs pool investors’ funds for investment primarily in income-producing real estate or real estate

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related loans or interests. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. A REIT is not taxed on net income and net realized gains that it distributes to its owners if it complies with statutory and regulatory requirements relating to its management, organization, ownership, assets and income and with a statutory requirement that it distribute to its owners at least 90% of the sum of its REIT taxable income and certain other income for each taxable year. Various other countries have also adopted REIT-like structures that receive comparable tax treatment, provided that certain requirements are met. Failure by a REIT or REIT-like structure to meet such requirements may have adverse consequences on a Fund. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

A shareholder in any Fund, by investing in REITs indirectly through the Fund, will bear not only its proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. In addition, equity REITs may be affected by changes in the values of the underlying property they own, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects and risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and, with respect to domestic REITs, the possibility of failing (1) to qualify for tax-free pass-through of net investment income and net realized gains under the Code and (2) to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs holding those securities could end up holding the underlying real estate.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Risks associated with investments in securities of real estate companies include those discussed above in “Real Estate Industry Investing.”

Reverse Repurchase Agreements, Dollar Rolls and Sale-Buyback Transactions.    Certain of the Funds may enter into reverse repurchase agreements and dollar rolls with brokers, dealers, domestic and foreign banks and/or other financial institutions. In addition, a Fund may also enter into sale-buyback transactions and other economically similar transactions. Reverse repurchase agreements, dollar rolls and sale-buyback transactions may be viewed as the borrowing of money by a Fund. See “Fundamental Restrictions” for more information concerning restrictions on borrowing by each Fund. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. During the term of the agreement, a Fund retains ownership of the security and will continue to receive any

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principal and interest payments on the underlying security. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. If interest rates rise during a reverse repurchase agreement, it may adversely affect a Fund’s net asset value.

In “dollar roll” transactions, a Fund sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date at a pre-determined price. During the roll period, a Fund would forego principal and interest paid on such securities. A Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See “Mortgage Dollar Rolls” for more information.

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale buybacks.” A sale buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of a Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by liquid assets in an amount not less than the amount of the Fund’s forward commitment to repurchase the subject security.

At the time a Fund enters into a reverse repurchase agreement, dollar roll or sale-buyback, it will maintain the segregation, either on the records of the investment manager or with the 1290 Funds’ custodian, of cash or other liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements, dollar rolls and sale-buybacks represent a form of leverage and their use by a Fund may increase the Fund’s volatility. Reverse repurchase agreements, dollar rolls and sale-buybacks involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Fund has sold but is obligated to repurchase. In addition, when a Fund invests the proceeds it receives in a reverse repurchase agreement, dollar roll or sale buy-back, there is a risk that those investments may decline in value. Reverse repurchase agreements, dollar rolls and sale-buybacks also involve the risk that the buyer of the securities sold by a Fund might be unable or unwilling to deliver them when that Fund seeks to repurchase, which may result in losses to the Fund. In the event the buyer of securities under a reverse repurchase agreement, dollar roll or sale-buyback files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities, and a Fund’s use of the proceeds of the agreement may effectively be restricted pending such decision, which could adversely affect the Fund.

A Fund’s investment of the proceeds of a reverse repurchase agreements, dollar rolls and sale-buybacks may be viewed as creating leverage in the Fund and as such involve leverage risk.

The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities, and a Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision, which could adversely affect the Fund.

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Time and Demand Deposits.    Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of such deposits. There are no contractual restrictions on the right to transfer a beneficial interest in a time deposit to a third party, but there is no secondary market for such deposits. Demand deposits are accounts at banks and financial institutions from which deposited funds can be withdrawn at any time without notice to the depository institution. The majority of demand deposit accounts are checking and savings accounts. The Funds may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the limits on illiquid securities.

Time deposits are subject to the same risks that pertain to domestic issuers of money market instruments, most notably credit risk (and to a lesser extent, income risk, market risk, and liquidity risk). In addition, time deposits of foreign branches of U.S. banks and foreign branches of foreign banks may be subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments, the extent of government regulation of financial markets, and expropriation or nationalization of foreign issuers. Demand deposits are subject to general market and economic risks as they are usually considered part of the money supply. In addition, demand deposits are subject to risks of fraud. As access to demand deposits (e.g., via ATMs and online banking) has increased, so have the ways to carry out fraudulent schemes. Demand deposit fraud can take many forms, such as phishing schemes, cross-channel and check fraud.

Securities Loans.    Funds may lend securities to brokers, dealers or other institutional investors needing to borrow securities to complete certain transactions. In connection with such loans, a Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on loaned securities. A Fund has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan, but the Fund’s Adviser or Sub-Adviser may attempt to terminate loans in time to vote those proxies the Adviser or the Sub-Adviser has determined are material to the Fund’s interests. A Fund has the right to call each loan and obtain the securities on one standard settlement period’s notice or, in connection with the securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A lending Fund will receive collateral consisting of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a Fund’s investment program and applicable law, which will be maintained at all times in an amount at least equal to 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on investment. If the collateral consists of a letter of credit or securities, the borrower will pay a Fund a loan premium fee. A Fund may participate in securities lending programs operated by financial institutions, which act as lending agents (“Lending Agent”). The Lending Agent will receive a percentage of the total earnings of a Fund derived from lending the Fund’s securities. Should the borrower of securities fail financially, a Fund may experience delays in recovering the loaned securities or in exercising its rights in the collateral. Loans will be made only to firms judged by the Adviser, with the approval of the Board, to be of good financial standing. Additional risks include the possible decline of the value of the securities acquired with cash collateral. This risk is increased when a Fund’s loans are concentrated with a single borrower or a limited number of borrowers. A Fund seeks to minimize this risk by limiting the investment of cash collateral to high quality instruments with short maturities, repurchase agreements, money market funds or similar private investment vehicles.

Short Sales.    Certain of the Funds may enter into a short sale. A “short sale” is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The

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Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to prepay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold short. The net proceeds of a short sale will be retained by the investment manager (or by the Fund’s custodian), to the extent necessary to meet margin requirements, until the short position is closed out. The Funds will incur transaction costs in effecting short sales.

The Funds generally will engage only in covered short sales. In a covered short sale, a Fund either (1) enters into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns securities convertible or exchangeable, without payment of further consideration, into an equal number of securities sold short (also known as a short sale “against the box”), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the market value of the securities sold short. A short sale may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer arranging the short sale and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the investment manager determines to be liquid in accordance with procedures established by the Board of Trustees and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. There can be no assurance that a Fund will be able to close out a short position at any particular time or an acceptable price.

Short Term Investments.    Short term investments include investments in various types of U.S. government securities and high-quality short-term debt securities with remaining maturities of one year or less (“money market instruments”). This type of short-term investment is made to provide liquidity for the purchase of new investments and to effect redemptions of shares. The money market instruments in which certain of the Funds may invest include but are not limited to: government obligations, certificates of deposit, time deposits, bankers’ acceptances, commercial paper, short-term corporate securities and repurchase agreements. A Fund may invest in both foreign and domestic money market instruments, including foreign currency, foreign time deposits and foreign bank acceptances of domestic branches of foreign banks and savings and loan associations and similar institutions.

Small Company Securities and Micro-Cap Company Securities.    Certain of the Funds may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these Funds may involve a greater degree of risk than an investment in other Funds that seek capital appreciation by investing in better known, larger companies.

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Certain of the Funds also may invest in the securities of micro-capitalization companies. Micro-capitalization companies represent the smallest sector companies based on market capitalization. Micro-capitalization companies may be in their earliest stages of development and may offer unique products, services or technologies or may serve special or rapidly expanding niches. Micro-capitalization companies may be less able to weather economic shifts or other adverse developments than larger, more established companies and may have less experienced management and unproven track records. Micro-capitalization companies also may be more susceptible to setbacks or economic downturns. Micro-capitalization securities are generally subject to the same risks as small-capitalization securities. However, micro-capitalization securities may involve even greater risk because they trade less frequently than larger stocks and may be less liquid, subjecting them to greater price fluctuations than larger company stocks.

Small-capitalization and emerging growth securities will often be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Fund of portfolio securities to meet redemptions or otherwise may require the Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in the Adviser’s judgment, such disposition is not desirable.

Structured Products.    The Funds may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.

Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of a Fund.

Credit-Linked Securities.    Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the

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derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the trust. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Structured Notes.    Structured notes are derivative debt instruments, the terms of which may be “structured” by the purchaser and the borrower issuing the note. The amount of principal repayment and/or interest payments on structured notes is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. The credit risk of structured notes that involve no credit enhancement generally will be equivalent to that of the underlying instruments. In addition, a class of structured notes that is subordinated to the right of payment of another class typically has higher yields and presents greater risks than a class of structured notes that is unsubordinated. Structured notes may also be more volatile, less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities. In addition, the terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Certain issuers of structured notes may be deemed to be “investment companies” as defined in the 1940 Act. As a result, a Fund’s investment in these structured notes may be limited by restrictions contained in the 1940 Act. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes. The possible lack of a liquid secondary market for structured notes and the resulting inability of a Fund to sell a structured note could expose the Fund to losses and could make structured notes more difficult for the Fund to value accurately.

Swaps.    Certain Funds may invest in swap contracts. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Cleared swaps are transacted through futures commission merchants (FCMs) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. A “standard” swap contract is an agreement between two parties to exchange the return generated by one asset for the return (or differential in rate of return) generated by another asset. The payment streams are calculated by reference to a specified asset, such as a specified security or index, and agreed upon “notional amount” (e.g., a particular dollar amount invested in a specified security or index). The “notional amount” of the swap agreement is used as a basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, price indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index or to swap a single or periodic fixed amount(s) (or premium) for periodic amounts based on the movement of a specified index.

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Swap agreements historically have been individually negotiated and most swap agreements are currently traded over the counter. Certain standardized swaps currently are, and more in the future will be, centrally cleared and traded on either a swap execution facility or a designated contract market. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. For example, swaps that are centrally cleared are subject to the creditworthiness of the clearing organization involved in the transaction. For example, an investor could lose margin payments it has deposited with its futures commission merchant as well as the net amount of gains not yet paid by the clearing organization if the clearing organization becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor. In addition depending on the size of a portfolio and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a portfolio to support its obligations under a similar uncleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce the distinction.

To the extent a swap is not centrally cleared, the use of a swap involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. If a counterparty’s creditworthiness declines, the value of the swap might decline, potentially resulting in losses to a Fund. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. If a default occurs by the counterparty to such a transaction, a Fund may have contractual remedies pursuant to the agreements related to the transaction.

A Fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Thus, a Fund’s obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by, for example, designating the segregation, either on the records of the Fund’s investment manager or with the 1290 Funds’ custodian, of cash, receivables or other liquid assets. To the extent that the net amount owed to a swap counterparty is covered by an offsetting position or with cash, receivables or liquid assets, the Adviser believes that such obligation does not constitute a “senior security” under the 1940 Act and, accordingly, will not treat it as being subject to a Fund’s senior security or borrowing restrictions. With respect to swap transactions that are not entered into on a net basis, a Fund will cover its obligation under any such transaction in a manner consistent with the 1940 Act so that the obligation does not constitute a “senior security” under the 1940 Act. A Fund may enter into swap transactions in accordance with guidelines established by the Board of Trustees. Pursuant to these guidelines, a Fund may only enter into swap transactions where its investment manager has deemed the counterparties to be creditworthy and such counterparties have been approved by the Adviser.

Swaps generally do not involve the delivery of securities, other underlying assets, or principal. Accordingly, unless there is a counterparty or clearing house default, the risk of loss with respect to swaps is limited to the net amount of payments a Fund is contractually obligated to make. If the other party to a swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing

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standardized swap documentation and in some cases transacting in swaps that are centrally cleared and exchange traded. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and generally will not be centrally cleared or traded on an exchange and, accordingly, they are less liquid than traditional swap transactions. For purposes of applying a Fund’s investment policies and restrictions (as stated in the Prospectus and this SAI), swap agreements generally are valued by the Fund at market value. In addition, because they are two party contracts and because they may have terms greater than seven days, some swap agreements may be considered to be illiquid.

The use of swaps is a highly specialized activity that involves investment techniques and risks (such as counter-party risk) different from those associated with ordinary portfolio securities transactions. If a Fund’s investment manager is incorrect in its forecasts of applicable market factors, such as market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. The swaps market was largely unregulated prior to the enactment of the Dodd-Frank Act on July 21, 2010. The Dodd-Frank Act changed the way the U.S. swap market is supervised and regulated. Developments in the swaps market under final implementing regulations under the Dodd-Frank Act will adversely affect a Fund’s ability to enter into certain swaps in the OTC market (and requires that certain of such instruments be exchange-traded and centrally-cleared). Dodd-Frank Act developments also could adversely affect a Fund’s ability to support swap trades with collateral, terminate new or existing swap agreements, or realize amounts to be received under such instruments. Regulations that are being developed by the CFTC and banking regulators will require a Fund to post margin on OTC swaps, and clearing organizations and exchanges require minimum margin requirements for exchange-traded and cleared swaps. These changes under the Dodd-Frank Act may increase the cost of a Fund’s swap investments, which could adversely affect Fund investors.

A Fund may enter into a variety of swap transactions, including total return swaps, inflation swaps, currency swaps, credit default swaps, interest rate swaps, caps, floors and swaptions and contracts for difference. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party during a specified period of time based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements are often used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. The value of the swap position as well as the payments required to be made by a Fund or a counterparty will increase or decrease depending on the changes in the value of the underlying asset(s).

Inflation swaps into which a Fund may enter generally are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CIP swaps) over the term of the swap (with some lag on the inflation index), and the other party pays a compounded fixed rate.

Currency swaps involve the exchange by one party with another party of a series of payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund may enter into currency swaps that involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such

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interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receive swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium it has paid should it decide to let the option expire, whereas the seller of a swaption is subject to the risk that it will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

A Fund also may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, which is typically between one month and five years, provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. In this connection, there is a risk that instability in the markets can threaten the ability of a buyer to fulfill its obligation to deliver the underlying securities to the seller. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. However, if a credit event occurs, the Fund generally must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As the seller, a Fund would effectively add leverage because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” is intended to ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Fund. Such segregation or “earmarking” will not limit a Fund’s exposure to loss. To the extent that credit default

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swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s senior security and borrowing restrictions.

In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), the Fund may value the credit default swap at its notional amount in applying certain of the Fund’s investment policies and restrictions, but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions.

A contract for difference (“CFD”) offers exposure to price changes in an underlying security (e.g., a single security, stock basket or index) without ownership of such security, typically by providing investors the ability to trade on margin. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the notional value of the underlying instrument at the opening of the contract and that instrument’s notional value at the end of the contract. The buyer and seller are both required to post margin, which is adjusted daily, and adverse market movements against the underlying instrument may require the buyer to make additional margin payments. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative.

By entering into a CFD, the Fund could incur losses because it would face many of the same types of risks as owning the underlying instrument directly. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin, and this may be on short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund would be liable. As with other types of swap transactions, CFDs also carry counterparty risk, which is the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract, in which case the value of the contract, and of the Fund’s shares, may be reduced.

Temporary Investment.    If a Fund believes that economic or market conditions are unfavorable to investors, it may temporarily invest up to 100% of its assets in certain defensive strategies, including holding a substantial portion of the Fund’s assets in cash, cash equivalents or other highly rated short-term securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. As discussed in this SAI, a Fund may also invest in affiliated money market and/or short-term bond funds for temporary cash management purposes.

U.S. Government Securities.    Certain of the Funds may invest in U.S. Government Securities. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. Examples of obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or its instrumentalities include securities issued or guaranteed by government agencies that are supported by the full faith and credit of the U.S. government (e.g., securities issued by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, and Ginnie Mae); securities issued or guaranteed by government agencies that are supported by the ability to borrow from the U.S. Treasury (e.g., securities issued by Fannie Mae); and securities issued or guaranteed by government agencies that are supported primarily or solely by the credit of the particular agency (e.g., Interamerican Development Bank, the International Bank for Reconstruction and Development, and the Tennessee Valley Authority). As a result of market influences, yields of short-term U.S. Treasury debt instruments are near historical lows.

U.S. government securities also include Treasury inflation-indexed securities (originally known as Treasury inflation-protected securities or “TIPS”), which are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. TIPS have maturities of

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five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. Interest on TIPS is payable semiannually on the inflation-adjusted principal value. The periodic adjustment to the principal value of TIPS is tied to the CPI-U, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services. The principal value of TIPS would decline during periods of deflation and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced, but the principal amount payable at maturity would not be less than the original par amount. The value of TIPS is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. If inflation is lower than expected while a Fund holds TIPS, the Fund may earn less on the TIPS than it would on conventional Treasury bonds. Any increase in the principal value of TIPS is taxable in the taxable year the increase occurs, even though holders do not receive cash representing the increase at that time. See the “Taxation” section of this SAI.

U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

In August 2011, S&P downgraded its long-term sovereign credit rating on the U.S. from “AAA” to “AA+”. This and other developments, and the government’s credit concerns in general, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country’s ability to access the debt markets on favorable terms.

Variable Rate Notes.    The commercial paper obligations which the Funds may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., the “Master Note”) permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Fund as lender and the issuer as borrower. It permits daily changes in the amounts borrowed. A Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Funds and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. The Funds have no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, the investment manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.

Warrants.    Certain of the Funds may purchase warrants and similar rights. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the

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warrant. This effect enables the investor to gain exposure to the underlying security with a relatively low capital investment but increases an investor’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a high risk investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. A warrant ceases to have value if it is not exercised prior to its expiration date. As a result, warrants may be considered more speculative than certain other types of investments.

Zero-Coupon Bonds and Payment in-Kind Bonds.    Certain of the Funds may invest in zero-coupon or payment-in-kind bonds or both. Zero-coupon bonds are issued at a significant discount from their principal amount (referred to as “original issue discount” or “OID”), generally pay interest only at maturity rather than at intervals during the life of the security, and are redeemed at face value when they mature. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds in additional bonds rather than in cash. Zero-coupon and payment-in-kind bonds thus allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, those bonds may involve greater credit risks, and their value is subject to greater fluctuation in response to changes in market interest rates, than bonds that pay current interest in cash. Even though such bonds do not pay current interest in cash, a Fund that invests in them is nonetheless required annually to accrue as interest income a portion of the OID on zero-coupon bonds and the “interest” on payment-in-kind bonds for federal income tax purposes and generally to distribute the amount of that interest at least annually to its shareholders. See the “Taxation” section of this SAI. Thus, each Fund that invests in such bonds could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

Portfolio Turnover.    The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover may result from the strategies of the Adviser or if the Fund hires a sub-adviser and one sub-adviser replaces another, necessitating changes in the Fund it advises. Portfolio turnover may vary significantly from year to year due to a variety of factors, including fluctuating volume of shareholder purchase and redemption orders, market conditions, within and outside the control of a Fund, the Adviser and the sub-adviser, as applicable, investment strategy changes, changes in Adviser’s or sub-adviser’s investment outlook or changes in the Adviser managing the Fund. A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be borne by the Fund and shareholders. A Fund’s Adviser or sub-adviser, as applicable, will consider the economic effects of portfolio turnover but generally will not treat a Fund’s annual portfolio turnover rate as a factor preventing a sale or purchase when an Adviser or sub-adviser, as applicable, believes investment considerations warrant such sale or purchase. Decisions to buy and sell securities for a Fund are made by the Adviser or a sub-adviser, as applicable, independently. Portfolio turnover may vary greatly from year to year as well as within a particular year. The portfolio turnover rates for a Fund will be disclosed in the sections “Portfolios Turnover” and “Financial Highlights” of the Fund’s Prospectus.

PORTFOLIO	HOLDINGS DISCLOSURE POLICY

It is the policy of the 1290 Funds to safeguard against misuse of the Funds’ current portfolio holdings information and to prevent the selective disclosure of such information. Each Fund will publicly disclose

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its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC including the quarterly holdings report on Form N-Q, which will be filed within 60 days of the end of each first and third fiscal quarter, and the annual and semiannual report to shareholders on Form N-CSR, which will be filed within 60 days of the end of the fiscal year end and semi-annual fiscal year end, respectively. These reports (i) are available on the SEC’s website at http://www.sec.gov; and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330). The 1290 Funds’ annual and semiannual reports to shareholders are also available without charge on the 1290 Funds’ website at www.1290Funds.com.

The 1290 Funds generally makes publicly available top portfolio holdings (typically the Funds’ top fifteen (15) holdings) on a quarterly basis at the following website: www.1290Funds.com. Copies of such information are also available upon request to the 1290 Funds. Except as noted below, all such information generally is released with a 15-day lag time, meaning top fifteen (15) portfolio holdings information as of the end of the quarter generally is not released until the 15th day following such quarter-end.

The 1290 Funds, through the Adviser, may provide non-public portfolio holdings data to certain third-parties prior to the release of such information to the public as described above. The Adviser currently has ongoing arrangements with the sub-administrator (JPMorgan Chase Bank, N.A.), the Custodian (JPMorgan Chase Bank, N.A.), execution management services provider (Neovest, Inc.), certain third-party data services (e.g., Thomson Reuters Vestek), mutual fund evaluation services (Lipper, Inc. and Morningstar, Inc.) and consultants (Rocaton Investment Advisors, LLC). Each of these third parties receives current portfolio holdings information at month ends, with the exception of JPMorgan Chase Bank, N.A., Neovest, Inc. and Thomson Reuters Vestek, which receive such information daily. Each of these third parties is subject to a duty to treat non-public portfolio holdings information confidentially and a duty not to trade on such information either by explicit agreement or by virtue of its respective duties to the 1290 Funds.

In addition, current non-public portfolio holdings information may be provided as frequently as daily as part of the legitimate business purposes of each Fund to service providers that have contracted to provide services to the 1290 Funds, and other organizations, which may include, but are not limited to: the Adviser; the sub-advisers, if applicable; the independent registered public accounting firm; the Custodian; the Administrator; the sub-administrator; the transfer agent; counsel to the Funds or the non-interested trustees of 1290 Funds (K&L Gates LLP and Morgan, Lewis & Bockius LLP), regulatory authorities and courts; the Investment Company Institute; pricing services (Pricing Direct Inc., Interactive Data Pricing and Reference Data Inc., Investment Technology Group, Inc., J.J. Kenney, Loan Pricing Corporation, Muller Data, Bloomberg L.P., Thomson Reuters PLC, MarkIt Group Limited, EMStar, Barclays Plc); peer analysis services; performance review services (eVestment Alliance); back office services (Sunguard Financial, The Bank of New York Mellon Corporation); research tool/quote system (Thomson Reuters); trade execution management and/or analysis (Elkins McSherry Inc., Abel Noser Corp., FX Transparency, LLC); data consolidator (Electra); trade order management services (Investment Technology Group Inc., ITG Macgregor XIP, Charles River); books and records vendor; GIPS auditor; auditor ([                                ]); marketing research services (Strategic Insight); portfolio analysis services (Barra TotalRisk System); commission tracking; accounting systems or services (Advent Software, Eagle Investment Systems Corp., Portia); transition management/brokerage services software vendors (CDS/Computer, The Abernathy MacGregor Group, OMGEO LLC, Radianz); analytic services or tools (Confluence Technologies, Inc., FactSet Research Systems Inc., Investment Technology Group, Inc., MSCI Inc., Citigroup Analytics, Inc., Wilshire Analytics/Axiom, Wilshire (Compass)); legal services; corporate actions and trade confirmation (Brown Brothers Harriman & Co.); OTC derivative products and portfolio holdings (State Street Bank and Trust Company); ratings agencies (Standard & Poor’s Financial Services LLC (a division of The McGraw-Hill Companies), Moody’s Investor Service, Inc.); index providers (Russell Investment Group); consulting firms (Ernst & Young); data providers (InvestorForce); broker-dealers who provide execution or research services to the Funds; broker-dealers who provide quotations

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that are used in pricing; financial printers (R.R. Donnelley & Sons Company); proxy voting services (RiskMetrics Group, Inc., Broadridge Financial Solutions, Inc. and Glass Lewis & Co.); 401(k) administrator (Hewitt Associates); and tax services (Wolters Kluwer Financial Services). The entities to which each Fund voluntarily provides holdings information, either by explicit agreement or by virtue of their respective duties to each Fund, are subject to a duty to treat non-public portfolio holdings information confidentially and a duty not to trade on such information.

On a case-by-case “need to know” basis, the 1290 Funds’ Chief Financial Officer or Vice President, subject to the approval of 1290 Asset Managers’ Legal and Compliance Group and the 1290 Funds’ Chief Compliance Officer, may approve the disclosure of additional portfolio holdings information if such information is in the best interests of Fund shareholders. In all cases, the approval of the release of non-public portfolio holdings information by 1290 Asset Managers’ Legal and Compliance Group must be based on a determination that such disclosure is in the best interests of the Funds and their shareholders, that there is a legitimate business purpose for such disclosure and that the party receiving such information is subject to a duty to treat the information confidentially and a duty not to trade on such information. The 1290 Funds does not disclose its portfolio holdings to the media.

1290 Asset Managers is responsible for administering the release of portfolio holdings information with respect to the Funds. Until particular portfolio holdings information has been released to the public, and except with regard to the third parties described above, no such information may be provided to any party without the approval of 1290 Asset Managers’ Legal and Compliance Group, which approval is subject to the conditions described above. No compensation is received by the 1290 Funds, the Adviser or any other person in connection with their disclosure of portfolio holdings information.

1290 Asset Managers’ Legal and Compliance Group and the 1290 Funds’ Chief Compliance Officer (“CCO”) monitor and review any potential conflicts of interest between the Funds’ shareholders and the Adviser, distributor and their affiliates that may arise from the potential release of portfolio holdings information. The 1290 Funds’ Board approved this policy and determined that it is in the best interest of the Funds. The Board must also approve any material change to this policy. The Board oversees implementation of this policy and receives quarterly reports from the 1290 Funds’ CCO regarding any violations or exceptions to this policy that were granted by 1290 Asset Managers’ Legal and Compliance Group.

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MANAGEMENT OF THE 1290 FUNDS

The Board of Trustees

The 1290 Funds’ Board is responsible for the overall management of the 1290 Funds and the Funds, including general supervision and review of the Funds’ investment activities and their conformity with federal and state law as well as the stated policies of the Funds. The Board elects the officers of the 1290 Funds who are responsible for administering the 1290 Funds’ day-to-day operations. The Trustees of the 1290 Funds are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information. The registered investment companies in the fund complex include AXA Premier VIP Trust, EQ Advisors Trust and the 1290 Funds.

The Trustees

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (1958)	Trustee, Chairman, President and Chief Executive Officer	From June 9, 2014 to present	From May 2011 to present, President, Chief Executive Officer and Chairman, 1290 Asset Managers; from September 1999 to present, Managing Director, AXA Equitable Life Insurance Company (“AXA Equitable”); from September 2004 to April 2011, President, AXA Equitable’s Funds Management Group (“FMG”) unit; from July 2004 to October 1, 2013, Senior Vice President, MONY Life Insurance Company from July 2004 to present, Senior Vice President MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc.; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director MONY International Holdings, LLC.	126	None.

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Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Mark A. Barnard c/o 1290 Funds 1290 Avenue of the Americas New York, NY 10104 (1949)	Trustee	From [ ] to present	From 1995 to 1998, Manager of Private Investments, from 1998 to 2001, Director of Private Investments, and from 2001 to present, Managing Director – Private Investments, Howard Hughes Medical Institute; from 1985 to 1992, Assistant Director of Real Estate, and from 1992 to 1995, Associate Director of Real Estate, Massachusetts Institute of Technology.	[18]	From 2003 to 2011, Director, Fortress Investment Company Investment Funds.
Thomas W. Brock c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1949)	Trustee	From January 1, 2016 to present	From June 2016 to present, Director, President and Chief Executive Officer and from January 2016 to June 2016, Director and interim President and Chief Executive Officer, Silver Bay Realty Trust Corp.; from 2006 to 2012, Chief Executive Officer and Co-Founder of Stone Harbor Investment Partners.	103	From 2012 to January 2016, Lead Independent Director, Audit Committee Member and Compensation Committee Chair, Silver Bay Realty Trust Corp.; from 2005 to present, Director and Audit Committee Member, Liberty All-Star Funds (2); from 2002 to 2005, Director and Audit Committee Member, two registered hedge funds-of-funds sponsored by Bank of America Alternative Advisors; from 2006 to 2012, Director, Stone Harbor Investment Funds (5).
Donald E. Foley c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From June 9, 2014 to present	From 2010 to 2011, Chairman of the Board and Chief Executive Officer, Wilmington Trust Corporation; from 1996 to 2010, Senior Vice President, Treasurer and Director of Tax ITT Corporation; from 1989 to 1996, Assistant Treasurer, International Paper Company.	103	From 2011 to 2012 Director, and from 2012 to 2016, Advisory Committee Member, M&T Corporation; from 2007 to 2011, Director and member of the Audit Committee and Compensation Committee, Wilmington Trust Corporation; from 2008 to 2010, Advisory Board member, Northern Trust Company and Goldman Sachs Management Groups; from 2015 to present, Director, BioSig Technologies, Inc.; from 2015 to present, Director, Wilmington Funds.
Christopher P.A. Komisarjevsky c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1945)	Trustee	From June 9, 2014 to present	From 2006 to 2008, Senior Counselor for APCO Worldwide® (global communications consulting) and a member of its International Advisory Council; from 1998 to 2005, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations); from 1996 to 1998, President and Chief Executive Officer of Burson-Marsteller U.S.A.	103	None.

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Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past 5 Years
H. Thomas McMeekin c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1953)	Trustee	From June 9, 2014 to present	From 2015 to present, CEO of Blue Key Services, LLC., from 2000 to present, Managing Partner and Founder of Griffin Investments, LLC; from 2009 to 2012 Chief Investment Officer, AIG Life & Retirement and United Guaranty Corporation and Senior Managing Director of AIG Asset Management.	103	From 2015 to present, Director, Blue Key Services LLC; from 2012 to present, Director, Achaean Financial Group; from 2011 to 2012, Director, US Life Insurance Company in the City of New York.
Gloria D. Reeg c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From [ ] to present	From 2007 to 2016, Chief Investment Officer and Senior Vice President, New York-Presbyterian Hospital; from 2005 to 2007, Trustee and Treasurer, Casey Family Programs (foundation); from 2002 to 2004, Global Head of Fixed Income and Executive Director, Principal Global Investors (asset management firm); 1992 to 2000, Managing Director – Global Consulting, Russell Investment Group.	[18]	From 2005 to 2007, Trustee, Casey Family Programs (foundation).
Gary S. Schpero c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1953)	Lead Independent Trustee	From June 9, 2014 to present	Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	103	From May 2012 to present, Trustee, Blackstone/GSO Senior Floating Rate Term Fund and Blackstone/GSO Long – Short Credit Income Fund; from October 2012 to present, Trustee, Blackstone/GSO Strategic Credit Fund.
Kenneth L. Walker c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1952)	Trustee	From June 9, 2014 to present	From May 2002 to March 2016. Partner, and from March 2016 to present, employee, The Capital Management Corporation (investment advisory firm).	103	None.
Caroline L. Williams c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1946)	Trustee	From June 9, 2014 to present	From July 2010 to December 2012, Executive Vice President, from May 2005 to December 2007, Consultant and from May 2001 to May 2005, Chief Financial and Investment Officer, Nathan Cummings Foundation (non-profit organization); from 1988 to 1992, Managing Director, from 1982 to 1988, Senior Vice President, from 1978 to 1982, Vice President and from 1971 to 1976, Associate, Donaldson, Lufkin & Jenrette Securities Corporation (investment bank) from 1997 to 2009, Director, Hearst-Argyle Television.	103	None.

*	Affiliated with the Adviser.
**	Each Trustee serves during the existence of the Trust until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed, is incapacitated or is otherwise unable or unwilling to serve. Each Independent Trustee shall retire from the Board as of the last day of the calendar year in which he or she attains the age of 74 years.
†	The registered investment companies in the fund complex include the AXA Premier VIP Trust, EQ Advisors Trust and 1290 Funds.

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Qualifications and Experience of the Trustees

In determining that a particular Trustee is qualified to serve as a Trustee, the Board considered a wide variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have diverse and complimentary qualifications, experience, attributes, and skills, which allow the Board to operate effectively in governing the 1290 Funds and protecting the interests of each Fund’s shareholders. Information about certain of the specific qualifications and experience of each Trustee relevant to the Board’s conclusion that the Trustee should serve as a Trustee of the 1290 Funds is set forth in the table above. Set forth below are certain additional qualifications, experience, attributes, and skills of each Trustee that the Board believes support a conclusion that the Trustee should serve as a Trustee of the 1290 Funds in light of the 1290 Funds’ business activities and structure.

Interested Trustee

Steven M. Joenk — Mr. Joenk has a background in the financial services industry, senior management experience with multiple insurance companies, investment management firms and investment companies and multiple years of service as an officer, Trustee and Chairman of other registered investment companies, including other registered investment companies in the fund complex.

Independent Trustees

Mark A. Barnard — Mr. Barnard has senior management and investment experience with endowments and foundations and multiple years of service on limited partner advisory boards and on the boards of pension entities and an investment company.

Thomas W. Brock — Mr. Brock has a background in the financial services industry, senior management experience with financial services and investment management firms and multiple years of service on the boards of public companies and organizations and investment companies.

Donald E. Foley — Mr. Foley has a background in the financial services industry, experience in senior management positions with financial services firms, multiple years of service on the boards of public and private companies and organizations and multiple years of service as a Trustee of 1290 Funds and another registered investment company in the fund complex.

Christopher P.A. Komisarjevsky — Mr. Komisarjevsky has experience in senior management positions with global firms providing business consulting services and multiple years of service as a Trustee of 1290 Funds and another registered investment company in the fund complex.

H. Thomas McMeekin — Mr. McMeekin has a background in the financial services industry, has held senior management positions with insurance companies, multiple years of service on the boards of public and private companies and organizations and multiple years of service as a Trustee of 1290 Funds and another registered investment company in the fund complex.

Gloria D. Reeg — Ms. Reeg has a background in the financial services industry, senior management and investment experience with investment management firms, a national foundation, and endowment and retirement assets for a top-ranked research hospital, and multiple years of service on the board of a national foundation.

Gary S. Schpero — Mr. Schpero has experience as the managing partner of the investment management practice group at a large international law firm and multiple years of service as a Trustee of 1290 Funds and another registered investment company in the fund complex, as well as unaffiliated investment companies.

Kenneth L. Walker — Mr. Walker has a background in the financial services industry, senior management experience with investment management firms and multiple years of service as a Trustee of 1290 Funds and another registered investment company in the fund complex.

Caroline L. Williams — Ms. Williams has a background in the financial services industry, senior management experience with an investment banking firm, multiple years of service on the boards of public and private companies and organizations and multiple years of service as a Trustee of 1290 Funds and another registered investment company in the fund complex.

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Board Structure.    The Board currently is comprised of ten Trustees, nine of whom are not “interested persons” (as that term is defined in the 1940 Act) of the 1290 Funds (“Independent Trustees”). Steven M. Joenk, who, among other things, serves as Chairman of the Board, is an “interested person” (as that term is defined in the 1940 Act) of the 1290 Funds. The Board has appointed Gary S. Schpero to serve as Lead Independent Trustee. The 1290 Funds’ Lead Independent Trustee is recommended by the 1290 Funds’ Governance Committee and approved by the full Board. The Lead Independent Trustee, among other things, chairs meetings of the Independent Trustees, serves as a spokesperson for the Independent Trustees and serves as a liaison between the Independent Trustees and the 1290 Funds’ management between Board meetings.

The Board holds six regular meetings each year to consider and address matters involving the 1290 Funds and its Funds. The Board also may hold special meetings to address matters arising between regular meetings. The Independent Trustees also intend to regularly meet outside the presence of management and are advised by independent legal counsel. These meetings may take place in-person or by telephone.

The Board has established a committee structure that includes an Audit Committee, a Governance Committee (formerly known as the Nominating and Compensation Committee), an Investment Committee, and a Valuation Committee (discussed in more detail in the Committees of the Board section of this SAI). All Independent Trustees are members of the Audit Committee and the Governance Committee. Each Independent Trustee is also a member of the Investment Committee. The Investment Committee currently is divided into three sub-committees. The committee structure allows all of the Independent Trustees to participate in the full range of the Board’s oversight responsibilities. The Board reviews its structure regularly and believes that its leadership structure, including the appointment of a Lead Independent Trustee, is appropriate given the asset size of the 1290 Funds, the number of Funds offered by the 1290 Funds and in the fund complex, the number of Trustees overseeing the 1290 Funds and the Board’s oversight responsibilities, as well as the 1290 Funds’ business activities, manager of managers advisory structure and its offering as a retail investment product.

Risk Oversight.    The management of various risks relating to the administration and operation of the 1290 Funds and its Funds is the responsibility of the Adviser and the other service providers, retained by the 1290 Funds or the Adviser, many of whom employ professional personnel who have risk management responsibilities. Consistent with its responsibility for oversight of the 1290 Funds and its Funds, the Board, among other things, oversees risk management of each Fund’s investment program and business affairs directly and through the committee structure that it has established. Risks to the Funds include, among others, investment risk, credit risk, liquidity risk, valuation risk, operational risk, reputational risk, and compliance risk as well as the overall business and disclosure risks relating to the Funds and the 1290 Funds and the risk of conflicts of interest affecting the Adviser (or its affiliates) in managing the Funds. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks. Under the overall supervision of the Board, the Adviser and other service providers to the Funds also have implemented a variety of processes, procedures and controls to address these and other risks. Different processes, procedures and controls are employed with respect to different types of risks. These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the 1290 Funds and other service providers. The Board has been advised that it is not practicable to identify all of the risks that may impact the Funds or to develop procedures or controls that are designed to eliminate all such risk exposures.

The Board oversees risk management activities in part through receipt and review by the Board or its committees of regular and special reports, presentations and other information from officers of the 1290 Funds and from other service providers. The Board requires senior officers of the 1290 Funds, including the President, Chief Financial Officer and CCO, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Chief Financial Officer also reports regularly to the Board and to the Audit Committee on the 1290 Funds’ internal controls and accounting and financial reporting policies and practices. The Board and the Audit Committee also receive regular reports from the 1290 Funds’ independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the 1290 Funds’ CCO, including meetings in

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executive session, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the 1290 Funds’ compliance program. In addition, the Board receives reports from the Adviser on the investments and securities trading of the Funds, as well as reports from the Valuation Committee (discussed below in the section “Purchase, Redemption and Pricing of Shares”) regarding the valuation of those investments. The Board also receives reports from the 1290 Funds’ primary service providers on a periodic or regular basis, including the 1290 Funds’ custodian, distributor and sub-administrator. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as-needed basis.

Committees of the Board

The Board has three standing committees: an Audit Committee, a Governance Committee and an Investment Committee. All of the Independent Trustees are members of the Audit Committee and the Governance Committee. The Audit Committee’s function is to oversee the 1290 Funds’ accounting and financial reporting policies and practices and its internal controls, oversee the quality and objectivity of the 1290 Funds’ financial statements and the independent audit thereof, and act as a liaison between the 1290 Funds’ independent accountants and the Board. To carry out its function, the Audit Committee, among other things, selects, retains or terminates the 1290 Funds’ independent accountants and evaluates their independence; meets with the 1290 Funds’ independent accountants as necessary to review and approve the arrangements for and scope of the audit and to discuss and consider any matters of concern relating to the 1290 Funds’ financial statements and the 1290 Funds’ financial reporting and controls; and approves the fees charged by the independent accountants for audit and non-audit services and, to the extent required by applicable law, any non-audit services proposed to be performed for the 1290 Funds by the independent accountants. The Audit Committee held three meetings during the fiscal year ended October 31, 2016. Ms. Williams serves as the Chair of the Audit Committee.

The Governance Committee’s functions are to provide oversight of the 1290 Funds’ CCO; consider the size and committee structure of the Board and other governance matters; nominate and evaluate candidates for Independent Trustee membership and membership on committees of the 1290 Funds; and review the compensation arrangements for each of the Trustees. The Governance Committee also assists the Board in selecting, appointing, and evaluating the 1290 Funds’ CCO, and meets in executive session from time to time with the Adviser to discuss the CCO’s performance and the effectiveness of the 1290 Funds’ compliance program. The Governance Committee will not consider nominees recommended by shareholders. The Governance Committee held four meetings during the fiscal year ended October 31, 2016. Mr. Komisarjevsky serves as the Chair of the Governance Committee.

The Board also has an Investment Committee composed entirely of Independent Trustees. The Investment Committee, which currently is divided into three sub-committees, is responsible for overseeing and guiding the process by which the Board reviews Fund performance and interfacing with personnel at the Adviser (or a sub-adviser, if hired) responsible for portfolio management. The Investment Committee held five meetings during the fiscal year ended October 31, 2016. Currently, Mr. McMeekin, Mr. Foley and Mr. Walker serve as Co-Chairs of the Investment Committee.

Compensation of the Trustees

Each Independent Trustee receives from the 1290 Funds an annual fee of $2,000.00, payable quarterly, representing the payment of an annual retainer. Trustees also receive reimbursement from the 1290 Funds for expenses associated with attending Board or Committee meetings. The following table sets forth the aggregate compensation paid to the Trustees by the 1290 Funds for the fiscal year ended October 31, 2016 and the aggregate compensation paid to Trustees by the fund complex, which includes EQ Advisors Trust (“EQAT”) and the 1290 Funds, for the calendar year ended December 31, 2016.

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Trustee Compensation

for the fiscal Year Ended October 31, 20161,2

Trustee	Aggregate Compensation from the 1290 Funds	Pension or Retirement Benefits Accrued As Part of 1290 Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from 1290 Funds and Fund Complex Paid to Trustees[3]
Interested Trustees
Steven M. Joenk	$-0-	$-0-	$-0-		$-0-
Independent Trustees
Christopher P.A. Komisarjevsky	$2,000	$-0-	$-0-	$	[ ]
Gary S. Schpero	$2,000	$-0-	$-0-	$	[ ]
Kenneth L. Walker	$2,000	$-0-	$-0-	$	[ ]
Caroline L. Williams	$2,000	$-0-	$-0-	$	[ ]
Donald E. Foley	$2,000	$-0-	$-0-	$	[ ]
H. Thomas McMeekin	$2,000	$-0-	$-0-	$	[ ]
Thomas Brock	$2,000	$-0-	$-0-	$	[ ]

[1]

Mr. Harvey Rosenthal retired as a Trustee of the 1290 Funds, effective March 31, 2016. For the period November 1, 2015 through March 31, 2016, Mr. Rosenthal received compensation in the amount of $[    ] from 1290 Funds, and $[    ] from the 1290 Funds and the fund complex.

[2]

For the period January 1, 2016 to October 31, 2016, Ms. Gloria Reeg received compensation in the amount of $1,250 and was entitled to reimbursement for reasonable out-of-pocket expenses incurred in her capacity as a consultant to the Board of Trustees of 1290 Funds and EQAT. For the period from April 1, 2016 to October 31, 2016, Mr. Mark Barnard received compensation in the amount of $938 and was entitled to reimbursement for reasonable out-of-pocket expenses incurred in his capacity as a consultant to the Boards of Trustees of 1290 Funds and EQAT.

[3]	The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as trustee of 103 series of two (2) trusts in the fund complex.

As of the date of this SAI, no Independent Trustee or members of his or her immediate family beneficially owned or owned of record securities representing interests in the Adviser, any sub-adviser of another fund, or Distributor of the 1290 Funds, or any person controlling, controlled by or under common control with such persons. For this purpose, “immediate family member” includes the Independent Trustee’s spouse, children residing in the Independent Trustee’s household and dependents of the Trustee. Furthermore, the Trustees of the 1290 Funds did not beneficially own shares of any Fund or of funds overseen in the same family of investment companies, except as set forth in the following table:

Trustee Ownership of Equity Securities as of December 31, 2016

Trustee	1290 Retirement 2020 Fund	1290 Retirement 2025 Fund	1290 Retirement 2030 Fund	1290 Retirement 2035 Fund	1290 Retirement 2040 Fund	1290 Retirement 2045 Fund	1290 Retirement 2050 Fund	1290 Retirement 2055 Fund	1290 Retirement 2060 Fund
Interested Trustee
Steven M. Joenk	A	A	A	A	A	A	A	A	A

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Trustee	1290 Retirement 2020 Fund	1290 Retirement 2025 Fund	1290 Retirement 2030 Fund	1290 Retirement 2035 Fund	1290 Retirement 2040 Fund	1290 Retirement 2045 Fund	1290 Retirement 2050 Fund	1290 Retirement 2055 Fund	1290 Retirement 2060 Fund
Independent Trustees
Mark A. Barnard	A	A	A	A	A	A	A	A	A
Thomas W. Brock	A	A	A	A	A	A	A	A	A
Donald E. Foley	A	A	A	A	A	A	A	A	A
Christopher P. A. Komisarjevksy	A	A	A	A	A	A	A	A	A
H. Thomas McMeekin	A	A	A	A	A	A	A	A	A
Gloria D. Reeg	A	A	A	A	A	A	A	A	A
Gary S. Schpero	A	A	A	A	A	A	A	A	A
Kenneth L. Walker	A	A	A	A	A	A	A	A	A
Caroline L. Williams	A	A	A	A	A	A	A	A	A

A = None; B = $1-$10,000; C = $10,001 - $50,000; D = $50,001-$100,000; E = over $100,000

Trustee	Aggregate Dollar Range of Equity Securities in All Funds Overseen in Family of Investment Companies
Interested Trustee
Steven M. Joenk	E
Independent Trustees
Mark A. Barnard	A
Thomas W. Brock	C
Donald E. Foley	C
Christopher P. A. Komisarjevksy	C
H. Thomas McMeekin	C
Gloria D. Reeg	B
Gary S. Schpero	C
Kenneth L. Walker	C
Caroline L. Williams	C

A = None; B = $1-$10,000; C = $10,001 - $50,000; D = $50,001-$100,000; E = over $100,000

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The 1290 Funds’ Officers

No officer of the 1290 Funds receives any compensation paid by the 1290 Funds. Each officer of the 1290 Funds is an employee of the Adviser. Some of the officers are also officers of other funds in the fund complex. The 1290 Funds’ principal officers are:

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (1958)	Trustee, Chairman, President and Chief Executive Officer	From June 10, 2014 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, 1290 Asset Managers; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG; from July 2004 to October 1, 2013, Senior Vice President, MONY Life Insurance Company; from July 2004 to present, Senior Vice President MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc.; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director MONY International Holdings, LLC.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1955)	Senior Vice President, Chief Legal Officer and Secretary	From June 10, 2014 to present	From June 2012 to present, Executive Vice President and General Counsel of 1290 Asset Managers; from May 2011 to June 2012, Senior Vice President and Corporate Counsel of 1290 Asset Managers; from February 2011 to present Managing Director and Associate General Counsel of AXA Financial and AXA Equitable; from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Brian Walsh Newport Center, 525 Washington Boulevard, 33rd Floor, Jersey City, New Jersey 07310-1606 (1968)	Chief Financial Officer and Treasurer	From June 10, 2014 to present	From May 2011 to present, Senior Vice President of 1290 Asset Managers; from February 2003 to present, Lead Director of AXA Equitable.
Kenneth Kozlowski 1290 Avenue of the Americas New York, New York 10104 (1961)	Senior Vice President and Chief Investment Officer	From June 10, 2014 to present	From June 2012 to present, Executive Vice President and Chief Investment Officer of 1290 Asset Managers; from May 2011 to June 2012, Senior Vice President of 1290 Asset Managers; from September 2011 to present Managing Director of AXA Financial and AXA Equitable; from February 2001 to September 2011, Vice President AXA Financial and AXA Equitable; from July 2004 to January 2011, Director, Enterprise Capital Management, Inc.
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (1974)	Vice President and Deputy Chief Investment Officer	From June 10, 2014 to present	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of 1290 Asset Managers; from May 2011 to June 2012, Vice President of 1290 Asset Managers; from February 2007 to present, Lead Director, AXA Equitable.
James Kelly Newport Center, 525 Washington Boulevard, 33rd Floor, Jersey City, New Jersey 07310-1606 (1968)	Controller	From June 10, 2014 to present	From May 2011 to present, Vice President of 1290 Asset Managers; from September 2008 to present, Senior Director of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Equitable.

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Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (1961)	Vice President	From June 10, 2014 to present	From June 2012 to present, Senior Vice President of 1290 Asset Managers; from May 2011 to June 2012, Vice President of 1290 Asset Managers; from February 2001 to present, Lead Director, AXA Equitable; from July 2004 to January 2011, a Director of Enterprise Capital Management, Inc.
Roselle Ibanga Newport Center, 525 Washington Boulevard, 33rd Floor, Jersey City, New Jersey 07310-1606 (1978)	Assistant Controller	From June 10, 2014 to present	From February 2009 to present, Director of AXA Equitable.
Lisa Perrelli Newport Center, 525 Washington Boulevard, 33rd Floor, Jersey City, New Jersey 07310-1606 (1974)	Assistant Controller	From June 10, 2014 to present	From November 2012 to present, Senior Director of AXA Equitable; from September 2008 to November 2012, Assistant Vice President of AXA Equitable.
Kiesha T. Astwood-Smith, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1973)	Vice President and Assistant Secretary	From September 2015 to present	From December 2015 to present, Vice President, Assistant Secretary and Associate General Counsel of 1290 Asset Managers; from September 2015 to present, Senior Director and Counsel of AXA Equitable. From July 2006 to September 2015, Counsel of The Bank of New York Mellon; and From January 2010 to September 2015 Vice President and Assistant Secretary of the Dreyfus Family of Funds.
Anthony Geron, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1971)	Vice President and Assistant Secretary	From June 10, 2014 to present	From August 2015 to present, Senior Vice President, Secretary and Associate General Counsel of 1290 Asset Managers and Lead Director and Associate General Counsel of AXA Equitable; from June 2014 to August 2015, Vice President, Assistant Secretary and Associate General Counsel of 1290 Asset Managers; from May 2014 to August 2015, Senior Director and Counsel of AXA Equitable; from October 2007 to May 2014 Associate of Willkie Farr & Gallagher LLP.
Michael Weiner, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1982)	Vice President and Assistant Secretary	From June 10, 2014 to present	From June 2014 to present, Vice President, Assistant Secretary and Associate General Counsel of 1290 Asset Managers; from May 2014 to present, Senior Director and Counsel of AXA Equitable; from October 2007 to April 2014 Associate of Milbank, Tweed, Hadley & McCloy LLP.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (1970)	Chief Compliance Officer	From June 10, 2014 to present	From May 2011 to present, Senior Vice President and Chief Compliance Officer of 1290 Asset Managers; from June 2007 to present, Lead Director of AXA Equitable and Chief Compliance Officer of AXA Equitable’s FMG.
Joseph Signora 1290 Avenue of the Americas, New York, New York 10104 (1977)	Vice President	From December 2015 to present	From December 2015 to present, Vice President of 1290 Asset Managers; October 2015 to present, Senior Director, AXA Equitable; from July 2014 to October 2015, Deputy CCO, Emerging Global Advisors, LLC; September 2014 to October 2015, CCO, EGA Emerging Global Shares Trust and EGA Diversified Core Fund; October 2011 to June 2014, Director of Compliance, Van Eck Associates Corp.; April 2007 to October 2011, Vice President, Compliance Artio Global Management LLC.

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Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Patricia Cox 1290 Avenue of the Americas, New York, New York 10104 (1958)	Vice President and Anti-Money Laundering Compliance Officer	From June 10, 2014 to present	From June 2014 to present, Vice President of 1290 Asset Managers; from April 2014 to present, Senior Director of AXA Equitable; Operations Consultant for Wells Real Estate Funds March 2009-September 2010; Director of Transfer Agent Operations for Wells Real Estate Funds October 2010 - March 2014; Senior VP of Operations for the AXA Enterprise Group of Funds August 2004- August 2008.
Richard Guinnessey 1290 Avenue of the Americas, New York, New York 10104 (1963)	Vice President	From June 10, 2014 to present	From June 2012 to present, Senior Director of 1290 Asset Managers; from September 2010 to present Senior Director of AXA Equitable; from November 2005 to September 2010 Assistant Vice President of AXA Equitable.
Miao Hu 1290 Avenue of the Americas, New York, New York 10104 (1978)	Vice President	From June 15, 2016 to present	From December 2014 to present, Director of Portfolio Analytics of 1290 Asset Managers; from November 2013 to December 2014, Lead Manager of Portfolio Analytics of 1290 Asset Managers; from January 2011 to November 2013, Financial Services Sector Specialist of FactSet Research Systems.
Michal Levy 1290 Avenue of the Americas, New York, New York 10104 (1979)	Vice President	From June 15, 2016 to present	From December 2014 to present, Vice President of 1290 Asset Managers; from October 2013 to present, Senior Director and Chief Operating Office of 1290 Asset Managers; from October 2011 to October 2013, Assistant Vice President of AXA Equitable; and from October 2008 to October 2011, Vice President of Portfolio Valuation at Duff & Phelps.
Xavier Poutas 1290 Avenue of the Americas, New York, New York 10104 (1977)	Vice President	From June 15, 2016 to present	From May 2011 to present, Assistant Portfolio Manager of 1290 Asset Managers; from September 2013 to present, Senior Director of AXA Equitable; and from November 2008 to August 2013, Director of AXA Equitable.
Helen Lai 1290 Avenue of the Americas, New York, New York 10104 (1973)	Assistant Vice President	From June 15, 2016 to present	From March 2013 to present, Pricing and Valuation-Compliance of 1290 Asset Managers and Senior Manager, AXA Equitable; and from May 2009 to December 2012, HSBC, Hedge Fund Investor Services.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (1985)	Assistant Vice President	From June 10, 2014 to present	From February 2009 to present, Director of AXA Equitable; from June 2007 to February 2009, Operations Associate in Managed Futures Department, Morgan Stanley.
Faria Adam 1290 Avenue of the Americas, New York, New York 10104 (1968)	Assistant Secretary	From March 3, 2016 to present	From May 2011 to present, Lead Manager/ Legal Assistant of AXA Equitable; and from 1999 to 2011, Supervisory Paralegal at The Dreyfus Corporation, Bank of New York Mellon.
Kathleen Chapman 1290 Avenue of the Americas, New York, New York 10104 (1954)	Assistant Secretary	From June 10, 2014 to present	From April 2014 to present, Lead Manager/Senior Legal Assistant of AXA Equitable; from March 2011 to April 2014 Mutual Funds Regulatory Manager of GE Asset Management Incorporated and from 2005 to March 2011 Vice President and Senior Paralegal of Allianz Global Investors of America L.P.
Helen Espaillat 1290 Avenue of the Americas, New York, New York 10104 (1963)	Assistant Secretary	From June 10, 2014 to present	From July 2004 to present, Lead Manager/Legal Assistant for AXA Equitable and from March 2015 to present Assistant Vice President of 1290 Asset Managers.

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Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Lorelei Fajardo 1290 Avenue of the Americas, New York, New York 10104 (1978)	Assistant Secretary	From June 15, 2016 to present	From July 2013 to present, Senior Manager/Legal Assistant of AXA Equitable; from July 2008 to June 2013, Lead Associate/Legal Assistant of AXA Equitable.

*	The officers in the table above (except Patricia Cox and Michal Levy) hold similar positions with other registered investment companies in the fund complex. The registered investment companies in the fund complex include the Trust, AXA Premier VIP Trust and EQ Advisors Trust.
**	Each officer is elected on an annual basis.

Control Persons and Principal Holders of Securities

AXA Equitable may be deemed to be a control person with respect to the 1290 Funds by virtue of its ownership of more than 95% of the 1290 Funds’ shares as of [                    ]. Shareholders owning more than 25% of the outstanding shares of a Fund may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

As a “series” type of mutual fund, the 1290 Funds issues separate series of shares of beneficial interest, each of which resembles a separate fund issuing separate classes of stock, such as the Funds.

As of [                    ], the Trustees and officers of the 1290 Funds, as a group, owned less than 1% of the outstanding shares of any class of any Fund of the 1290 Funds.

INVESTMENT MANAGEMENT AND OTHER SERVICES

The Adviser

1290 Asset Managers currently serves as the investment adviser for each Fund.

1290 Asset Managers is a wholly-owned subsidiary of AXA Equitable. AXA Equitable, which is a New York life insurance company and one of the largest life insurance companies in the U.S., is a wholly owned subsidiary of AXA Financial, Inc. (“AXA Financial”), a subsidiary of AXA, a French insurance holding company. The principal offices of 1290 Asset Managers, AXA Equitable and AXA Financial are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA Financial is a wholly-owned subsidiary of AXA. AXA is the holding company for an international group of insurance and related financial services companies. AXA insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the U.S., as well as in Western Europe and the Asia/Pacific area.

The Adviser serves as the investment adviser of the 1290 Funds pursuant to an Investment Advisory Agreement with respect to the Funds (an “Advisory Agreement”). Subject to the general supervision and control of the Trustees of the 1290 Funds, under the Advisory Agreement, the Adviser will provide a continuous investment program for each Fund and will determine what securities and other investments will be purchased, retained, sold or loaned by each Fund and what portion of such assets will be invested or held uninvested as cash in accordance with each Fund’s investment objectives, policies and restrictions as stated in the 1290 Funds’ Amended and Restated Agreement and Declaration of Trust and Bylaws and such Fund’s then-current Prospectus and SAI. The Advisory Agreement also provides that the Adviser will monitor the implementation of each Fund’s investment program and assess each Fund’s investment objectives and policies, composition, investment style and investment process. From time to time, as requested by the Trustees of the 1290 Funds or deemed necessary or appropriate by the Adviser, the Adviser will (i) develop and evaluate strategic initiatives with respect to the 1290 Funds and its

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Funds; (ii) make recommendations to the Trustees of the 1290 Funds regarding the investment program of the 1290 Funds and its Funds, including any changes to Fund investment objectives and policies; (iii) coordinate and/or implement strategic initiatives approved by the Trustees of the 1290 Funds; and (iv) prepare and provide reports to the Trustees of the 1290 Funds on the impact of such strategic initiatives on the 1290 Funds and its Funds. Additionally, the Advisory Agreement provides that the Adviser, unless and until otherwise directed by the Trustees of the 1290 Funds, will exercise all rights of security holders with respect to securities held by each Fund, including, but not limited to: voting proxies, converting, tendering, exchanging or redeeming securities; acting as a claimant in class action litigation (including litigation with respect to securities previously held), and exercising rights in the context of a bankruptcy or other reorganization. Under the Advisory Agreement, the Adviser will be responsible for effecting transactions for each Fund and selecting brokers or dealers to execute such transactions for each Fund. In the selection of brokers or dealers and the placement of orders for the purchase and sale of portfolio investments for each Fund, the Adviser will use its best efforts to obtain for each Fund the best execution available. The Advisory Agreement also provides that the Adviser will furnish to the Trustees of the 1290 Funds statistical information and periodic and special reports as the Trustees may reasonably request, and will apprise the Trustees of the Trust of important developments materially affecting each Fund (or any portion of a Fund).

The Adviser will: (1) provide investment management and advisory services; (ii) render investment advice concerning the Underlying ETFs in which to invest and the appropriate allocations of each Fund; (iii) apprise the 1290 Funds of developments materially affecting the Funds; and (iv) carry out the directives of the Board.

Under the Advisory Agreement, the Adviser also is required to furnish to the 1290 Funds, at its own expense and without remuneration from or other cost to the 1290 Funds, the following:

•	Office space, all necessary office facilities and equipment.

•	Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, exclusive of those functions

•

related to and to be performed under the 1290 Funds’ contract or contracts for administration, custodial, accounting, bookkeeping, transfer, and dividend disbursing agency or similar services by any entity, including the Adviser or its affiliates, selected to perform such services under such contracts; or

•	related to the services to be provided by a sub-adviser, if hired, pursuant to a sub-advisory agreement.

The Advisory Agreement also requires the Adviser (or its affiliates) to pay all salaries, expenses, and fees of the Trustees and officers of the 1290 Funds who are affiliated with the Adviser or its affiliates.

After an initial two-year period, the continuance of the Advisory Agreement, with respect to each Fund, must be specifically approved at least annually (i) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party cast in person at a meeting called for such purpose (the “Independent Trustees”) and (ii) by the Board or, with respect to a Fund, by an affirmative vote of a majority of the outstanding voting securities of such Fund. The Advisory Agreement with respect to each Fund may be terminated (i) at any time, without the payment of any penalty, by the Board, upon the vote of a majority of the Trustees, or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such Fund upon sixty (60) days’ written notice to the Adviser or (ii) by the Adviser at any time without penalty upon sixty (60) days’ written notice to the 1290 Funds. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

Each Fund pays a fee to the Adviser for its services. The Adviser and the 1290 Funds have also entered into an expense limitation agreement with respect to certain Funds as set forth in the Prospectus

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(“Expense Limitation Agreement”), pursuant to which the Adviser has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the net annual operating expenses (with certain exceptions as set forth in the Prospectus) of the Fund are limited to the extent described in the “Management of the 1290 Funds-Expense Limitation Agreement” section of the Prospectus.

In addition to the management fees, the 1290 Funds pays all expenses not assumed by the Adviser, including without limitation: fees and expenses of its independent accountants and of legal counsel for itself and the 1290 Funds’ Independent Trustees; the costs of preparing, setting in type, printing and mailing of prospectuses, prospectus supplements, statements of additional information, annual, semiannual and periodic reports, and notices and proxy solicitation materials required to be furnished to shareholders of the 1290 Funds or regulatory authorities, and all tax returns; compensation of the officers and Trustees of the 1290 Funds who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates; the costs of printing registration statements; custodian’s fees; filing fees; Trustee expenses (including any special counsel to Trustees); transfer agent fees; advisory and administration fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general 1290 Funds expenses are allocated among and charged to the assets of the Funds of the 1290 Funds on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund. As discussed in greater detail below under “The Distributor,” the Class A, T and R shares of each Fund may pay for certain distribution-related expenses in connection with activities primarily intended to result in the sale of its shares.

Because the Funds are new and had no operations of their own prior to the date of this SAI, no information regarding the dollar amount of fees paid by the Funds to the Adviser pursuant to the Advisory Agreement is available.

The Adviser has received an exemptive order from the SEC (“Multi-Manager Order”) that permits the Adviser, subject to certain conditions, to enter into sub-advisory agreements with sub-advisers approved by the Trustees, but without the requirement of shareholder approval. Pursuant to the terms of the Multi-Manager Order, the Adviser is able, subject to the approval of the Trustees, but without shareholder approval, to employ new sub-advisers for new or existing funds, change the terms of particular sub-advisory agreements or continue the employment of existing sub-advisers after events that under the 1940 Act and the sub-advisory agreements would cause an automatic termination of the agreement. The Adviser also may allocate a Fund’s assets to additional sub-advisers subject to approval of the 1290 Funds’ Board. The Adviser is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees. However, the Adviser may not enter into a sub-advisory agreement with an “affiliated person” of the Adviser (as that term is defined in Section 2(a)(3) of the 1940 Act) (“Affiliated Sub-Adviser”), unless the sub-advisory agreement with the Affiliated Sub-Adviser, including compensation payable thereunder, is approved by the affected Fund’s shareholders, including, in instances in which the sub-advisory agreement pertains to a newly formed Fund, the Fund’s initial shareholder. Although shareholder approval would not be required for the termination of sub-advisory agreements, shareholders of a Fund would continue to have the right to terminate such agreements for the Fund at any time by a vote of a majority of outstanding voting securities of the Fund. The Adviser may be subject to certain potential conflicts of interest in connection with recommending the appointment and continued service of sub-advisers. The Adviser may also be subject to potential conflicts of interest in recommending or selecting sub-advisers, or choosing ETF investments, where applicable, to the extent it invests in ETFs sponsored by sub-advisers. As noted above, the Adviser is affiliated with certain sub-advisers to other 1290 Funds not offered in this SAI, including AXA IM and Rosenberg Equities, and therefore the Adviser will benefit not only from the net management fee the Adviser retains, but also from the advisory fees paid by the Adviser to the affiliated sub-adviser. Since the Adviser pays fees to the sub-advisers from the management fees that it earns from

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the Funds, any increase or decrease in the sub-advisory fees negotiated with proposed or current sub-advisers will result in a corresponding decrease or increase, respectively, in the amount of the management fee retained by the Adviser. The Adviser or its affiliates also have distribution relationships with certain sub-advisers or their affiliates under which the sub-advisers or their affiliates distribute or support the distribution of investment products issued or sold by the Adviser or its affiliates (including those in which the 1290 Funds’ Funds serve as investment options), which could financially benefit the Adviser and its affiliates or provide an incentive to the Adviser in selecting one sub-adviser over another. When recommending the appointment or continued service of a sub-adviser, consistent with its fiduciary duties, the Adviser relies primarily on the qualitative and quantitative factors described in detail in the Prospectus. In addition, the appointment of each sub-adviser is subject to approval of the 1290 Funds’ Board, including a majority of the 1290 Funds’ Independent Trustees.

Information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds to the extent applicable is attached in Appendix B.

Personal Trading Policies

The 1290 Funds, the Adviser and the Distributor (as defined below) each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, misleading, deceptive or manipulative acts or conduct in connection with that personal investing. The Codes of Ethics of the 1290 Funds, 1290 Asset Managers, and the Distributor have been filed as exhibits to the 1290 Funds’ Registration Statement.

The Administrator

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), AXA Equitable Funds Management Group, LLC (“Administrator”) provides the 1290 Funds with necessary administrative services, as more fully described in the Prospectus. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the 1290 Funds. For these administrative services, in addition to the management fee, each Fund pays the Administrator an asset-based administration fee, which is equal to an annual rate of 0.15% of the Fund’s average daily net assets, subject to a minimum fee of $30,000 per Fund or per allocated portion, as applicable.

Pursuant to a sub-administration arrangement, the Adviser has contracted with JPMorgan Chase Bank, N.A. to provide the 1290 Funds with certain administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Since the Funds had not commenced operations prior to the date of this SAI, no fees have been paid to the Administrator for administrative services.

The Distributor

The 1290 Funds has a distribution agreement with ALPS Distributors, Inc. (“ALPS”) (also referred to as the “Distributor”), under which it serves as Distributor for the 1290 Funds’ Class A, Class T, Class I and Class R shares. Effective March 1, 2017, Class C shares were re-designated Class T shares. ALPS address is 1290 Broadway #1100 Denver, CO 80203.

The 1290 Funds’ distribution agreement with respect to the Class A, Class T, Class I and Class R shares of the Funds (“Distribution Agreement”) has been approved by the 1290 Funds’ Board, including a majority of the Independent Trustees, with respect to each Fund. The Distribution Agreement will remain in effect from year to year provided its continuance is approved at least annually by (i) a majority of the Independent Trustees who are not parties to such agreement and, if applicable, who have no direct or indirect financial interest in the operation of the distribution plans adopted pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Distribution Plans”) or any such related agreement, by a vote cast in

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person at a meeting called for the purpose of voting on such Agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the 1290 Funds, as applicable.

The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act Rule 12b-1 Distribution Plans pertaining to the Class A, Class T and Class R shares of the 1290 Funds.

Under the Rule 12b-1 Distribution Plans, each Fund is authorized to pay the Distributor an annual fee at the rate listed below of each Fund’s average daily net assets attributable to Class A, Class T and Class R shares. These fees are paid to compensate the Distributor for distributing each share class (i.e., rendering services and bearing expenses in connection with activities primarily intended to result in the sale of shares) and/or providing services to shareholders of each class, such as maintaining shareholder accounts for those classes. Activities and services contemplated under the Rule 12b-1 Distribution Plans include printing and mailing of fund prospectuses, statements of additional information (including any supplements thereto) and shareholder reports, compensation to financial intermediaries and broker-dealers, and holding seminars and sales meetings with wholesale and retail sales personnel assigned to promote the distribution of shares.

Share Class	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class T	0.25%
Class R	0.50%

The Board considered various factors in connection with its decision as to whether to approve each Rule 12b-1 Distribution Plan, including: (i) the nature and causes of the circumstances which make approval or continuation of the Rule 12b-1 Distribution Plan necessary and appropriate; (ii) the way in which the Rule 12b-1 Distribution Plan would address those circumstances, including the nature and potential amount of expenditures; (iii) the nature of the anticipated benefits; (iv) the possible benefits of the Rule 12b-1 Distribution Plan to any other person relative to those of the 1290 Funds; (v) the effect of the Rule 12b-1 Distribution Plan on existing shareholders; (vi) the merits of possible alternative plans or pricing structures; (vii) competitive conditions in the mutual fund industry; and (viii) the relationship of the Rule 12b-1 Distribution Plan to other distribution efforts of the 1290 Funds. The Board noted that the overall distribution arrangements would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the Funds and attracting new investors and assets to the Funds to the benefit of the Funds and their respective shareholders, (2) facilitate distribution of the Funds’ shares and (3) maintain the competitive position of the Funds in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Board, including the Independent Trustees with no direct or indirect financial interest in the Rule 12b-1 Distribution Plans or any related agreements, unanimously determined, in the exercise of its reasonable business judgment, that each Rule 12b-1 Distribution Plan is reasonably likely to benefit the 1290 Funds and the shareholders of the Funds. As such, the Trustees, including such Independent Trustees, approved each Rule 12b-1 Distribution Plan.

Pursuant to the Rule 12b-1 Distribution Plans, the 1290 Funds compensates the Distributor from assets attributable to the Class A, Class T and Class R shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale or servicing of these classes of shares. Generally, the 12b-1 fees are paid to the Distributor on a monthly basis. A portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with

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wholesale and retail sales personnel designed to promote the distribution of Class A, Class T and Class R shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution and servicing of Class A, Class T and Class R shares.

Each Rule 12b-1 Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the 1290 Funds with respect to a class of shares regardless of the level of expenditures by the Distributor. The Trustees, however, take into account such expenditures for purposes of reviewing operations under each Rule 12b-1 Distribution Plan and in connection with their annual consideration of the Rule 12b-1 Distribution Plans’ renewal. The Distributor’s expenditures include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to the Class A, Class T and Class R shares of the 1290 Funds; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class A, Class T and Class R shares of the 1290 Funds; (c) holding seminars and sales meetings designed to promote the distribution of the Funds’ Class A, Class T and Class R shares; (d) obtaining information and providing explanations to wholesale and retail distributors of shares regarding the Funds’ investment objectives and policies and other information about the 1290 Funds and its Funds, including the performance of the Funds; (e) training sales personnel regarding the Class A, Class T and Class R shares of the 1290 Funds; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class A, Class T and Class R shares.

The Distributor may use its past profits or other resources to pay for expenses incurred in connection with providing services intended to result in the sale of shares of the 1290 Funds and/or support services that benefit shareholders, including payments of significant amounts made to intermediaries that provide those services. These services may include sales personnel training, prospectus review, marketing and related services. The Distributor also may receive payments from a sub-adviser, if applicable of the Funds and/or their affiliates to help defray expenses for sales meetings, seminar sponsorships and similar expenses that may relate to the shares and/or the sub-adviser’s respective Funds. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class A, Class T and Class R shares as described further below in “Compensation to Financial Intermediaries and Third-Party Broker — Dealers.”

The Distributor pays all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor offers shares of each Fund on a continuous basis in all states in which the Fund or the 1290 Funds may, from time to time, be registered or where permitted by applicable law. The Distributor has made no firm commitment to acquire shares of any Fund.

Each Rule 12b-1 Distribution Plan and any Rule 12b-1 related agreement that is entered into by the 1290 Funds with the Distributor of the Class A, Class T and Class R shares in connection with a Rule 12b-1 Distribution Plan will continue in effect for a period of more than one year only so long as such continuance is specifically approved at least annually by a vote of a majority of the 1290 Funds’ Board, and a majority of the Independent Trustees, with no direct or indirect financial interest in the operation of the Rule 12b-1 Distribution Plan or Rule 12b-1 related agreement, cast in person at a meeting called for the purpose of voting on such Plan or agreement. In addition, annual continuance of the Distribution Agreement must be approved by the 1290 Funds’ Board or a majority of outstanding voting securities (as defined in the 1940 Act), and a majority of Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on the Distribution Agreement. In addition, each Rule 12b-1 Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class A, Class T and Class R shares of a Fund at any time, without penalty, by vote of a majority of the outstanding Class A, Class T and Class R shares of the Fund, as applicable, or by vote of a majority of the Independent Trustees, with no direct or indirect financial interest in the operation of the Rule 12b-1 Distribution Plan or Rule 12b-1 related agreement. Each Rule 12b-1 Distribution Plan also provides that it may not be

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amended to increase materially the amount that may be spent for distribution of Class A, Class T or Class R shares of any Fund without the approval of Class A, Class T or Class R shareholders of that Fund.

Since the Funds had not commenced operations prior to the date of this SAI, no fees have been paid to the Distributor under the Rule 12b-1 Distribution Plans.

Class A shares of each Fund are subject to a maximum sales charge imposed on purchases of 5.50%. Class T shares of each Fund are subject to a sales charge imposed on purchases of 2.50%.

Compensation to Financial Intermediaries and Third-Party Broker-Dealers

In addition to the sales commissions paid by investors and the distribution and service fees paid by the funds to the Distributor for the purpose of compensating selling dealers (described above in the section entitled, “The Distributor”), the Distributor or the Adviser (or one of its affiliates) may make payments out of its own resources to provide additional compensation to selling dealers and other financial intermediaries who are authorized to offer and sell shares of the Funds and other mutual funds distributed by the Distributor (collectively, “Dealers”). As described in the Prospectus, the Adviser and the Distributor may use their respective past profits or other resources, without cost to the funds or shareholders, to pay for expenses incurred in connection with providing services intended to result in the sale of shares of the Funds and/or support services that benefit shareholders, to reimburse certain expenses related to processing sales of Fund shares and to pay incentives to market the Funds, to cooperate with the Distributor’s promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support (collectively, “revenue sharing payments”). This compensation is not reflected in the fees and expenses listed in the fee table section of the Prospectus.

Marketing Support Payments.    The Distributor or the Adviser and their affiliates may make payments to certain Dealers for marketing support services, including: providing periodic and ongoing education and training of Dealer personnel regarding the funds; disseminating to Dealer personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the funds; providing reasonable access to sales meetings, sales representatives and management representatives of the Dealer; granting reasonable access to the Dealer’s financial advisors and consultants; furnishing marketing support and other services; and sponsoring seminars for the public and advertising campaigns. These payments are generally based on a number of factors including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. Such payments may be calculated by reference to the gross sales price of shares sold by such Dealers, the net asset value of shares held by the customers of such Dealers, or otherwise.

Processing Support Payments.    The Distributor or the Adviser (and their affiliates) may make payments to certain Dealers that sell Fund shares to help offset the Dealers’ costs associated with client account maintenance support, statement preparation and transaction processing. The types of payments that the Distributor or the Adviser (and their affiliates) may make under this category include, among others, payment of ticket charges placed by a Dealer, payment of networking fees on certain mutual fund trading systems or one-time payments for ancillary services, such as setting up funds on a Dealer’s mutual fund trading system.

Other Payments.    From time to time, the Distributor or the Adviser at its expense, may make additional payments to Dealers that sell or provide services in connection with the sale of Fund shares. Such payments by the Distributor may include payment or reimbursement to, or on behalf of, Dealers for costs associated with the purchase of products or services used in connection with sales and marketing, as well as conferences or seminars, sales or training programs for Dealer representatives and other employees, client entertainment, client and investor events, and other Dealer-sponsored events, and travel expenses, including lodging incurred by Dealer representatives and other employees in connection with training and educational meetings, client prospecting, retention and due diligence trips.

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Other compensation or promotional incentives may be offered to the extent not prohibited by federal or state laws or any self-regulatory organization. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s policies and applicable law. These payments may vary depending upon the nature of the event.

Subaccounting and Other Payments.    In addition to the payments described above, from time to time, the Funds and/or the Distributor may enter into arrangements with, and pay fees to, financial intermediaries that provide recordkeeping services to certain groups of investors in the funds, including participants in retirement and benefit plans, investors in mutual fund advisory programs and clients of financial intermediaries that operate in an omnibus environment or utilize certain National Securities Clearing Corporation networking levels (collectively referred to as “subaccounting”). The subaccounting services typically include: (i) establishing and maintaining investor accounts and records; (ii) recording investor account balances and changes thereto; (iii) arranging for the wiring of funds; (iv) providing statements to investors; (v) furnishing proxy materials, periodic fund reports, prospectuses and other communications to investors as required; (vi) transmitting investor transaction information; and (vii) providing information in order to assist the funds in their compliance with state securities laws.

The subaccounting fees the Funds generally pay are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services, but in certain circumstances the subaccounting fees may be higher due to differences in the services being provided or other factors. The Funds understand that, in accordance with guidance from the U.S. Department of Labor, retirement and benefit plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the retirement and benefit plans or the investors. This may take the form of recordkeepers passing the fees through to their clients or reducing the clients’ charges by the amount of fees the recordkeeper receives from mutual funds.

The Funds may also make other payments to Dealers that sell Fund shares to help offset the Dealers’ costs associated with transaction processing, including payment of networking fees on certain mutual fund trading systems.

For more specific information about any revenue sharing and/or subaccounting payments made to your Dealer or financial intermediary, investors should contact their investment professionals.

Transfer Agency Services

Boston Financial Data Services, Inc. (“BFDS” or “Transfer Agent”) 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953, acts as each Fund’s Transfer Agent pursuant to a Transfer Agency and Servicing Agreement (the “Transfer Agency Agreement”) with the 1290 Funds. Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the 1290 Funds, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, BFDS receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the 1290 Funds during the month.

BROKERAGE ALLOCATION AND OTHER STRATEGIES

Brokerage Commissions

The Funds may be charged for securities brokers’ commissions, transfer taxes (if any) and similar fees relating to securities transactions. The Adviser seeks to obtain the best net price and execution on all orders placed for the Funds, considering all the circumstances. The Adviser may, as appropriate, in the allocation of brokerage business, take into consideration the receipt of research and other brokerage services, consistent with the obligation to seek to obtain best net price and execution.

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Investment company securities generally are purchased directly from the issuer. It is expected that other securities will ordinarily be purchased in the primary markets, whether OTC or listed, and that listed securities may be purchased in the OTC market if that market is deemed the primary market.

Purchases and sales of equity securities on a securities exchange or in the OTC market are effected through brokers who receive compensation for their services. Such compensation varies among different brokers. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. However, brokerage commission rates in certain countries in which the Funds may invest may be discounted for certain large domestic and foreign investors such as the Funds. A number of foreign banks and brokers will be used for execution of the Funds’ portfolio transactions. In the case of securities traded in the foreign and domestic OTC markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is generally no stated brokerage commission paid by a Fund for a fixed-income security, the price paid by a Fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed commission or mark-up.

The Adviser may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to the Adviser. The research services include economic, market, industry and company research material. Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”) and by policies adopted by the Trustees and the Adviser, as appropriate, may cause the 1290 Funds to pay a broker-dealer that provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the 1290 Funds in excess of the commission another broker-dealer would have charged for effecting that transaction. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide the Adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

For futures transactions, the selection of a futures broker is generally based on the overall quality of execution and other services provided by the futures broker. The Adviser or its affiliates may choose to execute futures transactions electronically.

The overall reasonableness of commissions paid will be determined by evaluating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, confidentiality, size of order and difficulty of execution. The research services obtained will, in general, be used by the Adviser, as appropriate, for the benefit of all accounts for which the responsible party makes investment decisions. As such, research services paid for with the Funds’ brokerage commissions may not benefit the Funds, while research services paid for with the brokerage commissions of other clients may benefit the Funds. The receipt of research services from brokers will tend to reduce the Adviser’s expenses in managing the Funds.

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When the Adviser, as appropriate, seeks to buy or sell the same security or other investment on behalf of one or more Funds, the purchase or sale will be carried out in a manner that is considered fair and equitable to all accounts. In general, the Adviser, as appropriate, will make allocations among accounts with the same or similar investment objective based upon a variety of factors which may include, among other things, the account’s available cash, investment restrictions, permitted investment techniques, tolerance for risk, tax status, account size, and other relevant considerations.

Since the Funds had not commenced operations prior to the date of this SAI, no brokerage commissions have been paid.

Brokerage Transactions with Affiliates

To the extent permitted by law and in accordance with procedures established by the 1290 Funds’ Board, the 1290 Funds may engage in brokerage transactions with brokers that are affiliates of the Adviser or its affiliates, including Sanford C. Bernstein & Co., LLC (“Bernstein”), sub-advisers, brokers who are affiliates of such sub-advisers or unaffiliated brokers who trade or clear through affiliates of the Adviser or the sub-advisers. The 1940 Act generally prohibits the 1290 Funds from engaging in principal securities transactions with brokers that are affiliates of the Adviser or sub-advisers or their respective affiliates, unless pursuant to an exemption from the SEC. The 1290 Funds relies on exemptive relief from the SEC that permits a portion of a Fund that has multiple portions advised by different sub-advisers and/or the Adviser to engage in principal and brokerage transactions with a sub-adviser (or an affiliate of that sub-adviser) to another portion of the same Fund, subject to certain conditions. The 1290 Funds has adopted procedures, prescribed by the 1940 Act and the rules thereunder, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Adviser do not exceed the usual and customary broker’s commission. In addition, the 1290 Funds will adhere to the requirements under the 1934 Act governing floor trading. Also, under applicable securities law, the 1290 Funds will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Adviser or sub-advisers or their respective affiliates.

Since the Funds had not commenced operations prior to the date of this SAI, no brokerage commissions have been paid to affiliated broker-dealers.

Brokerage Transactions Relating to Research Services

Since the Funds had not commenced operations prior to the date of this SAI, the Funds have not directed any portfolio transactions to broker-dealers that provided research services, for which the Funds of the 1290 Funds paid the brokerage commissions indicated.

Investments in Regular Broker-Dealers

As of the date of this SAI, none of the Funds owned securities issued by their regular brokers or dealers (or by their parents).

PROXY VOTING POLICIES AND PROCEDURES

Pursuant to the 1290 Funds’ Proxy Voting Policies and Procedures, the 1290 Funds has delegated the proxy voting responsibilities with respect to each Fund to the Adviser as its investment adviser. To the extent a proxy proposal is presented with respect to an Underlying ETF, whether or not the proposal would present an issue as to which 1290 Asset Managers could be deemed to have a conflict of interest, 1290 Asset Managers will vote shares held by a Fund it manages either for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which the Underlying ETF’s other shareholders have voted. A description of the 1290 Funds’ proxy voting policies and procedures is included in Appendix C to this SAI. A description of the policies and procedures the 1290 Funds uses to determine how to vote proxies relating to portfolio securities also is available (i) without charge, upon

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request, by calling a toll-free number at 1-888-310-0416 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) on the 1290 Funds’ website at http://www.1290Funds.com and (2) on the SEC’s website at http://www.sec.gov. Since the Funds are new, they have not voted any proxies relating to portfolio securities as of the date of this SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Information concerning purchase and redemption of shares of the Funds, as well as information concerning computation of net asset value per share is set forth in the Prospectus.

Each Fund has four separate classes of shares: Class A, T, I and R shares. Each class of shares of a Fund represents an identical interest in the investment portfolio of that Fund and has the same rights, except that: (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A and Class T shares are subject to an initial sales charge, (iii) Class A, Class T and Class R shares are subject to an ongoing distribution fee and service fee, (iv) the Class A, Class T and Class R shares have exclusive voting rights with respect to matters related to distribution and servicing expenditures; (v) Class I shares are not subject to any sales charge or any distribution, account maintenance or service fee, (vi) the classes have separate exchange privileges, and (vii) the classes have separate conversion features. In addition, the income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if any, payable by that class. The distribution-related fees paid with respect to any class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

Fund shares are purchased at the net asset value next determined, plus the applicable sales charge, after the application for the purchase of shares is received by the 1290 Funds’ transfer agent, BFDS (the “Transfer Agent”), or approved financial intermediaries. At the election of the investor, the sales charge may be imposed at the time of purchase (Class A and Class T shares) or may be deferred (Class A shares purchased in the amount of $1,000,000 or more if held for less than 12 months). Purchases can be made through most investment dealers who, as part of the service they provide, must transmit orders promptly.

Exemptions from Classes A CDSC

No contingent deferred sales charge (“CDSC”) will be imposed when a shareholder redeems Class A shares in the following instances: (a) shares or amounts representing increases in the value of an account above the net cost of the investment due to increases in the net asset value per share; (b) shares acquired through reinvestment of income dividends or capital gain distributions; (c) shares acquired by exchange from any Fund of the 1290 Funds where the exchanged shares would not have been subject to a CDSC upon redemption; and (d) shares purchased in the amount of $1,000,000 or more if held for more than 12 months.

In determining whether the Class A CDSC is payable, it will be assumed that shares that are not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased. No CDSC will be imposed on exchanges to purchase shares of another Fund of the 1290 Funds although a CDSC will be imposed on shares (when redeemed) of the acquired fund purchased by exchange of shares subject to a CDSC. The holding period of shares subject to a CDSC that are exchanged will be deemed to commence as of the date of the initial investment.

Special Fiduciary Relationships

The CDSC will not apply with respect to purchases of Class A shares for which the selling dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has

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a fiduciary relationship in accordance with the Employee Retirement Income Security Act and regulations thereunder. In accordance with the provisions of the CDSC exemption, such dealer agrees to the reimbursement provision described below and no sales charge will be imposed on sales. In addition, the Distributor will pay to the selling dealer a commission described in the Prospectus.

In the event of a redemption of any such shares within 12 months of purchase, the selling dealer will reimburse the Distributor for the amount of commission paid, less the amount of the distribution fee with respect to such shares.

Services for Investors

For the convenience of investors, the following plans are available. Investors should realize that none of these plans can guarantee profit or insure against loss.

Automatic Reinvestment Plan.

All shareholders, unless they request otherwise, are enrolled in the Automatic Reinvestment Plan under which dividends and capital gain distributions on their shares are automatically reinvested in shares of the same class of the distributing Fund(s) at the net asset value per share computed on the record date of such dividends and distributions. The Automatic Reinvestment Plan may be terminated by participants or by the 1290 Funds at any time. No sales charge is applied upon reinvestment of dividends or capital gain distributions.

Automatic Bank Draft Plan.

An Automatic Bank Draft Plan is available for investors who wish to purchase shares of one or more of the funds in amounts of $50 or more on a regular basis by having the amount of the investment automatically deducted from the investor’s checking account. The minimum initial investment for this Plan is $500 for Class A and Class T shares. Forms authorizing this service for eligible classes of shares are available from the 1290 Funds. The Automatic Bank Draft Plan is not available for Class R and Class I shares.

Letter of Intent Investments.

Any investor may execute a Letter of Intent covering purchases of Class A shares of Fund shares, at the public offering price, to be made within a period of 13-months. A reduced sales charge may be applicable to the total dollar amount of Class A shares purchased in the 13-month period. The minimum initial investment under a Letter of Intent is 5% of the amount indicated in the Letter of Intent. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released.

Investors wishing to enter into a Letter of Intent in conjunction with their investment in Class A shares of the Funds should complete the appropriate portion of the new account application.

Systematic Withdrawal Plan.

Investors may elect a systematic withdrawal plan under which a fixed sum of at least $500 will be paid quarterly, semi-annually or annually. Investors must have at least $10,000 in their account to participate in the plan. Shares in the plan are held on deposit in non-certificate form, and any capital gain distributions and dividends from investment income are invested in additional shares of the same class of the distributing Fund(s) at net asset value. Shares in the plan account are then redeemed at net asset

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value to make each withdrawal payment. Redemptions for the purpose of withdrawals are made on or about the 15th day of the month of payment at that day’s closing net asset value and checks are mailed within five days of the redemption date. Such distributions and dividends are subject to taxation. See the “Taxation” section of this SAI.

Since withdrawal payments may include a return of principal, redemptions for the purpose of making such payments may reduce or even use up the investment, depending upon the size of the payments and the fluctuations of the market price of the underlying Fund securities. For this reason, the payments cannot be considered as a yield of income on the investment.

Exchange Privilege.

Shares of each Fund generally may be exchanged for shares of the same class of any other Fund of 1290 Funds.

The minimum initial investment rules applicable to a Fund apply to any exchange where the exchange results in a new account being opened in such Fund. Exchanges into existing accounts are not subject to a minimum amount.

Shares of a Fund that are not subject to a CDSC will be processed at the net asset value next determined after the Transfer Agent or approved financial intermediary receives your exchange request. Shares of a Fund that are subject to a CDSC will be exchangeable on the basis of the relative net asset value per share without payment of any CDSC which might otherwise be due upon redemption of the shares of the Fund. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is “tacked” onto the holding period for the newly acquired shares of the other Fund. The exchange feature may be modified or discontinued at any time, upon notice to shareholders in accordance with applicable rules adopted by the SEC. Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

An exchange represents the redemption of shares of one Fund and the purchase of shares of another, which may produce a gain or loss for federal income tax purposes.

Redemptions — General

Payment for redeemed shares is ordinarily made within seven days after receipt by the Transfer Agent of redemption instructions in proper form. The redemption privilege may be suspended or payment may be postponed for more than seven days during any period when: (1) the New York Stock Exchange (“NYSE”) is closed other than for customary weekend or holiday closings or trading thereon is restricted as determined by the SEC; (2) an emergency, as defined by the SEC, exists making trading of portfolio securities or valuation of net assets not reasonably practicable; or (3) the SEC has by order permitted such suspension or delay.

As more fully described in the Prospectus, a fee of 2% of the current net asset value of the shares being redeemed may be assessed and retained by the fund under certain circumstances.

The 1290 Funds reserves the right to redeem an account at its option upon not less than 60 days’ notice to a shareholder if an account’s net asset value is $500 or less and remains so during the notice period.

Redemptions In Kind

The 1290 Funds’ organizational documents provide that it may redeem its shares in kind. The 1290 Funds has elected, pursuant to Rule 18f-1 under the 1940 Act, to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000; or (ii) 1% of the net asset value of the 1290 Funds at the beginning of such period. If shares are redeemed through a distribution of assets of the 1290 Funds, the recipient would incur brokerage commissions upon the sale of such securities.

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Determination of Net Asset Value

The 1290 Funds will offer and sell its shares for cash or securities based on each Fund’s net asset value per share, which will be determined in the manner set forth below. Shares of a Fund will be issued to a shareholder upon receipt of consideration.

The net asset value of the shares of each class of each Fund will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day as defined below. The net asset value per share of each class of a Fund will be computed by dividing the sum of the investments held by that Fund applicable to that class plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the Fund at such time. All expenses borne by the 1290 Funds and each of its classes will be accrued daily.

The net asset value per share of each Fund will be determined and computed as follows, in accordance with generally accepted accounting principles and consistent with the 1940 Act:

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The assets belonging to each Fund will include (i) all consideration received by the 1290 Funds for the issue or sale of shares of that particular Fund, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) “General Items,” if any, allocated to that Fund. “General Items” include any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Fund. General Items will be allocated as the 1290 Funds’ Board considers fair and equitable.

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The liabilities belonging to each Fund will include (i) the liabilities of the 1290 Funds in respect of that Fund, (ii) all expenses, costs, charges and reserves attributable to that Fund, and (iii) any general liabilities, expenses, costs, charges or reserves of the 1290 Funds which are not readily identifiable as belonging to any particular Fund which have been allocated as the 1290 Funds’ Board considers fair and equitable.

The value of each Fund will be determined at the close of business on each “business day.” Normally, this would be at the close of regular trading on the NYSE on days the NYSE is open for trading. This is normally 4:00 p.m. Eastern Time. The NYSE is closed on New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Fund are valued as follows:

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Stocks listed on national securities exchanges (including securities issued by ETFs) are valued at the last sale price or official closing price, or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the Nasdaq Stock Market will be valued using the Nasdaq Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price or, if there is no reported sale during the day or official closing price, at a bid price estimated by a broker.

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Foreign securities not traded directly, or in ADRs or similar form, in the U.S. are valued at most recent sales or bid price from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates. Because foreign securities sometimes trade on days when a Fund’s shares are not priced, the value of the Fund’s investment that includes such securities may change on days when shares of the Fund cannot be purchased or redeemed.

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•	U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

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Corporate bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

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Convertible preferred stocks listed on national securities exchanges or included on the Nasdaq Stock Market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

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Convertible bonds, and unlisted convertible preferred stocks, are valued at prices obtained from a pricing service for such instruments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

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Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

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Exchange traded options are valued at their last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

•	Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

•	Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

•	Shares of open end mutual funds (other than ETFs) held by any other Fund, will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

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Securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith under the direction of the Board. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of trading market.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value is determined, may be reflected in the 1290 Funds’ calculations of net asset values for each applicable Fund when the 1290 Funds deems that the event or circumstance would materially affect such Fund’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The 1290 Funds’ Valuation Committee, which was established by the Board, determines the value of any of the 1290 Funds’ securities and assets for which market quotations are not readily available or for which

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valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by a fair valuation method adopted by the 1290 Funds’ Board that relies on other available pricing inputs. As such, fair value pricing is based on subjective judgments and it is possible that the valuations reached may differ materially from the value realized on a sale. This policy is intended to assure that the Fund’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Fund’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s net asset value by those traders.

When the 1290 Funds writes a call option, an amount equal to the premium received by the 1290 Funds is included in the 1290 Funds’ financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the 1290 Funds enters into a closing purchase or sale transaction, the 1290 Funds realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the 1290 Funds realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Administrator, from time to time, under the general supervision of the Board or the 1290 Funds’ valuation committee and as described above, utilizes the services of one or more pricing services available in valuing the assets of the 1290 Funds. In addition, there may be occasions when a different pricing provider or methodology is used. The Administrator monitors the performance of these services on an ongoing basis.

TAXATION

Qualification for Treatment as a RIC

Each Fund is treated for federal tax purposes as a separate corporation. The 1290 Funds intends that each Fund (including 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and 1290 Retirement 2060 Fund) will qualify each taxable year to be treated as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Code (“RIC”). By doing so, a Fund will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

To qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans and gains (without regard to losses) from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (defined below) (“QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one

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issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than Government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, “Diversification Requirements”). A QPTP is defined as a publicly traded partnership (generally, a partnership the interests in which are “traded on an established securities market” or are “readily tradable on a secondary market (or the substantial equivalent thereof)”) other than a partnership at least 90% of the gross income of which consists of income described in clause (1)(a) above.

If a Fund failed to qualify for treatment as a RIC for any taxable year — either (1) by failing to satisfy the Distribution Requirement, even if it satisfied the Income and Diversification Requirements, or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable, or determined not to, avail itself of Code provisions that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements — then for federal income tax purposes it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes all those distributions, including distributions of net capital gain, would be taxable to its shareholders as dividends to the extent of the Fund’s earnings and profits. For individual and certain other non-corporate shareholders (each, a “non-corporate shareholder”), those dividends would be taxable as “qualified dividend income” (as defined in the Prospectus) and thus subject to federal income tax at the rates for net capital gain — a maximum of 15% for a single shareholder with taxable income not exceeding $415,050 ($466,950 for married shareholders filing jointly) and 20% for non-corporate shareholders with taxable income exceeding those respective amounts, which apply for 2016 and will be adjusted for inflation annually thereafter. In the case of corporate shareholders that meet certain holding period and other requirements regarding their Fund shares, all or part of those dividends would be eligible for the dividends-received deduction. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

General Tax Treatment of Shareholders

Dividends and other distributions a Fund declares in October, November, or December of any year that are payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions are taxed to shareholders for the year in which that December 31 falls.

If an investor buys shares shortly before the record date of a dividend or other distribution, the entire amount received will be taxable even though a part of the distribution is actually a return of part of the purchase price. This is called “buying a distribution.” There is no advantage to buying a distribution, because a Fund’s NAV per share is reduced by the amount of the distribution.

As noted in the Prospectus, a shareholder’s basis in Fund shares will be determined in accordance with the Funds’ default method, which is average basis, unless the shareholder affirmatively elects in writing (which may be electronic) to use a different acceptable basis determination method (e.g., a specific identification method). The method a Fund shareholder elects (or the default method) with respect to a redemption (including a redemption that is part of an exchange) of Fund shares may not be changed after the settlement date of the redemption.

In addition to the requirement to report the gross proceeds from a redemption of shares, each Fund (or its transfer agent) must report to the IRS and furnish to its shareholders the basis information for shares

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that are redeemed and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

The Prospectus notes that, under the Foreign Account Tax Compliance Act (“FATCA”), “foreign financial institutions” (“FFIs”) and “non-financial foreign entities” (“NFFEs”) that are Fund shareholders may be subject to a generally nonrefundable 30% withholding tax on (1) income dividends each Fund pays and (2) certain capital gain distributions and the proceeds of a redemption of Fund shares a Fund pays after December 31, 2018.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I intergovernmental agreement (“IGA”) with the United States must report to that country’s government (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying its status as such and, in certain circumstances, either that (1) it does not have any substantial U.S. owners or (2) it does have one or more such owners and reports the name, address, and taxpayer identification number of each such owner. The NFFE will report to a Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Those foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described in the Prospectus. Foreign investors are urged to consult their tax advisers regarding the application of these requirements to their own situation and the impact thereof on their investment in a Fund.

Taxation of the Funds in General

Each Fund will be subject to a nondeductible 4% federal excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the Excise Tax. However, a Fund may in certain circumstances be required to liquidate portfolio investments to make those distributions.

If a Fund uses hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, complex rules apply to determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, are treated as “qualifying” income under the Income Requirement.

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Some futures, foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) — except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement — in which a Fund invests may be subject to section 1256 of the Code (“section 1256 contracts”). Any section 1256 contract a Fund holds at the end of its taxable year generally must be “marked-to-market” (i.e., treated as having been sold at that time for its fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain, which will be included in investment company taxable income), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (i.e., a straddle the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (distributions of which are taxable to its shareholders as ordinary income) and thus increasing the amount of dividends it must distribute.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium it received will be added to the exercise price to determine the gain or loss on the sale. If a Fund allows a purchased call option to lapse, it will realize a capital loss. If a Fund exercises such an option, the premium it paid for the option will be added to its basis in the subject securities or futures contract.

Offsetting positions a Fund may enter into or hold in any actively traded security, option, futures, or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of a Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other

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receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If a Fund’s section 988 losses exceed its other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year (including those made before the losses were realized), would be characterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her Fund shares.

If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Certain Funds may invest in the stock of PFICs. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock of a PFIC and of any gain from disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% and 20% maximum federal income tax rates on non-corporate shareholders’ “qualified dividend income” mentioned above.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax), even if the QEF does not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of a PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

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Certain Funds may acquire (1) zero-coupon bonds issued with OID, (2) payment-in-kind bonds, and/or (3) inflation-indexed security, (in the case of such securities issued by the U.S. Treasury, on which principal is adjusted based on changes in the CPI-U). A Fund must include in its gross income the OID that accrues on OID securities, bonds it receives as “interest” on payment-in-kind bonds, and the amount of any principal increases on inflation-indexed securities during the taxable year, even if it receives no corresponding payment on them during the year. Because a Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it might be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from a Fund’s cash assets or, if necessary, from the proceeds of sales of its portfolio securities. A Fund might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Certain Funds may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury and the IRS issued a notice in 2006 (“Notice”) announcing that, pending the issuance of further guidance (which has not yet been issued), the IRS would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to tax on their unrelated business taxable income (“UBTI”)) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations, currently 35%) on the excess inclusion income allocable to its shareholders that are disqualified organizations, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts and public charities) constitutes UBTI to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) above (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. Each Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

Shareholders will be advised annually on Forms 1099 as to the federal income tax character of distributions each Fund makes. After calendar year-end, however, REITs can and often do change the category (e.g., ordinary income dividend, capital gain distribution, or return of capital) of the distributions they have made during that year, which would result at that time in a Fund’s also having to re-categorize some of the distributions it made to its shareholders. Those changes would be reflected in the Forms 1099. Although those forms generally will be distributed in February of each year, a Fund may, in one or more years, request from the IRS an extension of time to distribute those forms until mid-March to enable it to receive the latest information it can from the REITs in which it invests and thereby accurately report that information to its shareholders on a single form (rather than having to send them amended forms).

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OTHER INFORMATION

Delaware Statutory Trust.    The 1290 Funds is an entity of the type commonly known as a Delaware statutory trust. Delaware law provides a statutory framework for the powers, duties, rights and obligations of the Trustees and shareholders of 1290 Funds, while the more specific powers, duties, rights and obligations of the Trustees and shareholders are determined by the Trustees as set forth in 1290 Funds’ Second Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) and Second Amended and Restated By-laws. Every shareholder of 1290 Funds, by virtue of purchasing shares and becoming a shareholder, agrees to be bound by the terms of the Declaration of Trust. Some of the more significant provisions of the Declaration are described below.

Shareholder Liability.    Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust’s shareholders to the same extent as it limits the potential liabilities of a Delaware corporation’s shareholders, shareholders of a Fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the 1290 Funds or a Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the 1290 Funds or its series (the Funds) and requires that notice of such disclaimer be given in each written obligation made or issued by the Trustees or by any officers or officer by or on behalf of the 1290 Funds, a series, the Trustees or any of them in connection with the 1290 Funds. The Declaration of Trust provides for indemnification from a Fund’s property for all losses and expenses of any Fund shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations, a possibility that the Adviser believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

Classes of Shares.    The Declaration of Trust provides that the Board may establish funds and classes in addition to those currently established and that the Board may determine, in its sole discretion, the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the funds and classes. The Board may change any of those features, terminate any fund or class, combine funds with other funds of 1290 Funds, combine one or more classes of a fund with another class in that fund or convert the shares of one class into shares of another class.

Each Fund consists of Class A shares, Class T shares, Class I shares and Class R shares. A share of each class of a Fund represents an identical interest in that Fund’s investment portfolio and has the same rights, privileges and preferences. Each class may differ, however, with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege and/or conversion features, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. Due to the differing expenses of the classes, however, dividends and liquidation proceeds on Class A, Class T, Class I and Class R shares will differ.

Voting Rights.    The Declaration of Trust provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Delaware law, actions by the Trustees without seeking the consent of shareholders. Trustees may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have been elected by shareholders. Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the 1290 Funds as a group may elect all of the Trustees of the 1290 Funds. The shares of each Fund will be voted in aggregate, except when a separate vote of

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each Fund is required by law or when a matter involves the termination of a Fund or any other action that the Board of Trustees has determined will affect only the interests of one or more Fund or class.

Shareholder Meetings.    The 1290 Funds does not hold annual meetings. Shareholders of record of no less than two-thirds of the total combined net asset value of all issued and outstanding shares of the 1290 Funds may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee at the written request of holders of 10% of the outstanding shares of the 1290 Funds.

Class-Specific Expenses.    Each Fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable.

Derivative and Direct Actions.    Prior to bringing a derivative action, the Declaration of Trust requires that a demand by no fewer than three unrelated shareholders must be made on the Trustees. The Declaration of Trust details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the Declaration of Trust. The Declaration of Trust also requires that, in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders representing, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, at least 5% of all shares issued or outstanding, or of the Funds or classes to which such action relates if it does not relate to all Funds and classes.

The Declaration of Trust provides that no shareholder may bring a direct action claiming injury as a shareholder of any Fund or class thereof unless the shareholder has suffered an injury distinct from that suffered by shareholders of the Fund or class, generally. A shareholder bringing a direct claim must be a shareholder of the Fund or class against which the direct action is brought at the time of the injury complained of, or acquired the shares afterwards by operation of law from a person who was a shareholder at that time.

The Declaration of Trust also requires that direct or derivative actions by shareholders against 1290 Funds be brought only in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware, and that the right to jury trial be waived to the fullest extent permitted by law.

Amendments to the Declaration of Trust.    The Declaration of Trust provides that no vote or consent of any shareholder shall be required for any amendment to the Declaration of Trust except (i) as determined by the Trustees in their sole discretion or (ii) as required by federal law, including the 1940 Act, but only to the extent so required.

Additional Information.    No Fund is sponsored, endorsed, sold or promoted by any third party involved in, or related to, compiling, computing or creating any index. No third party index provider makes any representation or warranty, express or implied, to the issuer or owners of any Fund or any other person or entity regarding the advisability of investing in investment companies generally or in any Fund particularly or the ability of any index to track corresponding stock market performance. Indexes are determined, composed and calculated by third parties without regard to any Fund or the issuer or owners of a Fund or any other person or entity. No third party index provider has any obligation to take the needs of the issuer or owners of any Fund or any other person or entity into consideration in determining, composing or calculating indexes. Further, no third party index provider has any obligation or liability to the issuer or owners of any Fund or any other person or entity in connection with the administration, marketing or offering of a Fund.

Third party index providers shall obtain information for inclusion in or for use in the calculation of indexes from sources that the third party index providers consider reliable, none of the third parties warrant or guarantee the originality, accuracy and/or the completeness of any index or any data included therein. None of the third party index providers make any warranty, express or implied, as to results to

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be obtained by the issuer of the Funds, owners of the Funds, or any other person or entity, from the use of any index or any data included therein. None of the third party index providers shall have any liability for any errors, omissions or interruptions of or in connection with any index or any data included therein. Further, none of the third party index providers make any express or implied warranties of any kind, and the third party index providers hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each index and any data included therein. Without limiting any of the foregoing, in no event shall any of the third party index providers have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

OTHER SERVICES

Independent Registered Public Accounting Firm

[                                ], serves as the 1290 Funds’ independent registered public accounting firm. [            ] is responsible for auditing the annual financial statements of the 1290 Funds.

Custodian

JPMorgan Chase Bank, N.A., 4 Chase Metrotech Center, 16th Floor, Brooklyn, New York 11245, serves as custodian of the 1290 Funds’ portfolio securities and other assets. Under the terms of the custody agreement between the 1290 Funds and Chase, Chase maintains cash, securities and other assets of the Funds. Chase is also required, upon the order of the 1290 Funds, to deliver securities held by Chase, and to make payments for securities purchased by the 1290 Funds. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Transfer Agent

BFDS 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953, serves as the transfer agent and dividend disbursing agent for the 1290 Funds.

Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006-1600, serves as counsel to the 1290 Funds.

Morgan, Lewis & Bockius LLP, One Federal Street, Boston, Massachusetts 02110, serves as counsel to the Independent Trustees of the 1290 Funds.

FINANCIAL STATEMENTS

No financial statements are provided for the Funds because the Funds are newly organized and had no operations or financial information of their own prior to the date of this SAI.

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Moody’s applies modifiers to each rating classification from Aa through Caa to indicate relative ranking within its rating categories. The modifier “1” indicates that a security ranks in the higher end of its rating category, the modifier “2” indicates a mid-range ranking and the modifier “3” indicates that the issue ranks in the lower end of its rating category.

Fitch ratings are as follows:

•

AAA — This is the highest rating assigned by Fitch, denoting the lowest expectation of default risk relative to other issues or issuers. This rating is assigned only to issues or issuers with an exceptionally strong capacity for payment of financial commitments that is highly unlikely to be adversely affected by foreseeable events.

•

AA — This rating is assigned to issues or issuers that present very low default risk and have a very strong capacity for payment of financial commitments that is not significantly vulnerable to foreseeable events.

•

A — This rating is assigned to issues or issuers that present a low default risk and have a strong capacity for payment of financial commitments; however, this capacity may be more vulnerable to adverse business or economic conditions than higher rated issues or issuers.

•

BBB — This rating indicates expectations of default risk are currently low. Issues or issuers assigned this rating have an adequate capacity for payment of financial commitments; however, adverse business or economic conditions are more likely to impair this capacity.

•

BB — This rating indicates an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

•

B — This rating indicates a material default risk is present but a limited margin of safety remains. Financial commitments are currently being met but the capacity for continued payment is vulnerable to deterioration in the business and economic environment.

•	CCC — This rating is assigned to issues or issuers with a substantial credit risk, and default is a real possibility.

•	CC — This rating is assigned to issues or issuers with very high levels of credit risk, and default of some kind appears probable.

•	C — This rating is assigned to issues or issuers with exceptionally high levels of credit risk, and default is imminent or inevitable, or the issuer is in standstill.

•

RD — This rating indicates that, in Fitch’s opinion, an issuer has experienced an uncured default but has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and has not otherwise ceased business.

•

D — This rating indicates that, in Fitch’s opinion, an issuer has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or has otherwise ceased business.

PLUS (+) or MINUS (-) — The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

A-1

APPENDIX B

1290 FUNDS

PORTFOLIO MANAGER INFORMATION

AXA Equitable Funds Management Group, LLC (the “Manager”)
Portfolio Manager	Presented below for each portfolio manager is the number of
other  accounts of the Manager managed by the portfolio
manager and the total assets in the accounts managed within
	each category as of [ ], 201[ ].						Presented below for each of the categories is the number of accounts and the total assts in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
1290 Retirement 2020 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu
1290 Retirement 2025 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu
1290 Retirement 2030 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu
1290 Retirement 2035 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu
1290 Retirement 2040 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu
1290 Retirement 2045 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu

AXA Equitable Funds Management Group, LLC (the “Manager”)
Portfolio Manager	Presented below for each portfolio manager is the number of
other  accounts of the Manager managed by the portfolio
manager and the total assets in the accounts managed within
	each category as of [ ], 201[ ].						Presented below for each of the categories is the number of accounts and the total assts in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
1290 Retirement 2050 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu
1290 Retirement 2055 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu
1290 Retirement 2060 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu

Description of any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account, such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or Adviser has a greater financial incentive, such as a performance fee account. The Adviser has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Funds.

In addition, certain registered investment companies for which the Portfolio Managers serve as the portfolio manager are generally structured as a “fund of funds,” which invest in other registered investment companies for which the Adviser serves as the investment adviser and/or in registered investment companies that are exchange-traded funds (“ETFs”). Each Portfolio Manager also serves as a portfolio manager to allocated portions which invest in ETFs for certain funds that are not “fund of funds”. None of these funds or allocated portions is subject to an advisory fee that is based on the performance of the fund or allocated portion. Given the structure of these funds and allocated portions and the absence of performance-based advisory fee, as well as the lack of any impact of portfolio performance on individual portfolio manager’s compensation as further described below, each Portfolio Manager is not, as a general matter and in relation to these funds or allocated portions, subject to the potential conflicts of interest that may arise in connection with his management of the Funds, on the one hand, and the other funds and allocated portions, on the other, such as material differences in the investment strategies or allocation of investment opportunities.

Compensation as of [XX, 2017]

Because each Portfolio Manager serves as officer and employee of the Adviser and their respective roles are not limited to serving as the portfolio manager of the Funds and other accounts they manage their compensation is based on the Adviser’s compensation program as it applies to the firm’s officers in general. The Adviser’s compensation program consists of a base salary, short-term incentive compensation and long-term incentive compensation. Individual jobs are defined based on scope, responsibility and market value and assigned to a specific level within the firm’s base salary structure. An individual’s base salary is then established within the range of such structure based on a combination of experience, skills, job content and performance and periodically evaluated based on survey data and market research. Annual short-term incentive compensation opportunities, granted in cash, are made available depending on whether firm-wide objectives were met during the year, as measured by various performance objectives such as underlying and adjusted earnings, expense management and sales. Once the target level of the short-term incentive compensation, granted in the form of stock options, restricted stocks, and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance. Annual long-term incentive compensation, granted in the form of stock options, restricted stocks and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance.

Ownership of Shares of the Funds as of [XX, 2017]

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
1290 Retirement 2020 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu
1290 Retirement 2025 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu
1290 Retirement 2030 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu
1290 Retirement 2035 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu
1290 Retirement 2040 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu
1290 Retirement 2045 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
1290 Retirement 2050 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu
1290 Retirement 2055 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu
1290 Retirement 2060 Fund
Kenneth T. Kozlowski
Alwi Chan
Xavier Poutas
Miao Hu

APPENDIX C

1290 FUNDS

PROXY VOTING POLICIES AND PROCEDURES

I.	TRUST’S POLICY STATEMENT

1290 Funds (“Trust”) is firmly committed to ensuring that proxies relating to the Trust’s portfolio securities are voted in the best interests of the Trust. The following procedures have been established to implement the Trust’s proxy voting program.

II.	TRUST’S PROXY VOTING PROGRAM

AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers (“1290 Asset Managers”) serves as the investment adviser of the Trust’s portfolios. 1290 Asset Managers is responsible for the selection and ongoing monitoring of investment sub-advisers (the “Sub-Advisers”) who provide the day-to-day portfolio management for each portfolio. The Trust has delegated proxy voting responsibility with respect to each portfolio to 1290 Asset Managers. Because 1290 Asset Managers views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibility with respect to each sub-advised portfolio or sub-advised portion of a portfolio (“Sub-Advised Portion”) to the applicable Sub-Adviser, except as described in Section III below. The primary focus of the Trust’s proxy voting program as it relates to the sub-advised portfolios or Sub-Advised Portions, therefore, is to seek to ensure that the Sub-Advisers have adequate proxy voting policies and procedures in place and to monitor each Sub-Adviser’s proxy voting. These policies and procedures may be amended from time to time based on experience as well as changing environments, especially as new and/or differing laws and regulations are promulgated, and need not be identical.

III.	1290 ASSET MANAGERS PROXY VOTING POLICIES AND PROCEDURES

1290 Asset Managers provides the day-to-day portfolio management services to certain portfolios, or an allocated portion of a portfolio (“Allocated Portion”) of the Trust, each of which seek to achieve its investment objective by investing in other mutual funds managed by 1290 Asset Managers (“Underlying Portfolios”) or by investing in exchange-traded funds (“Underlying ETFs”). As a result of this direct portfolio management by 1290 Asset Managers, 1290 Asset Managers is responsible for proxy voting for these portfolios or Allocated Portions. In light of the fact that the holdings of the portfolios or Allocated Portions managed by 1290 Asset Managers are Underlying Portfolios or Underlying ETFs, 1290 Asset Managers has determined it to be appropriate to vote the portfolios’ or Allocated Portions’ shares in these securities either for or against approval of a proposal, or as an abstention, in the same proportion as the vote of all other securities holders of the applicable Underlying Portfolio or Underlying ETF (whether or not the proposal presents an issue as to which 1290 Asset Managers or its affiliates could be deemed to have a conflict of interest). These policies and procedures may be amended from time to time.

IV.	1290 ASSET MANAGERS’S DUE DILIGENCE AND COMPLIANCE PROGRAM

As part of its ongoing due diligence and compliance responsibilities, with respect to the sub-advised portfolios or Sub-Advised Portions, 1290 Asset Managers will seek to ensure that each Sub-Adviser maintains proxy voting policies and procedures that are reasonably designed to comply with applicable laws and regulations. 1290 Asset Managers will review each Sub-Adviser’s proxy voting policies and procedures (including any proxy voting guidelines) in connection with the initial selection of the SubAdviser to manage a portfolio or Sub-Advised Portion and on at least an annual basis thereafter.

C-1

V.	SUB-ADVISERS’ PROXY VOTING POLICIES AND PROCEDURES

Each Sub-Adviser will be required to maintain proxy voting policies and procedures that satisfy the following elements:

A.	Written Policies and Procedures: The Sub-Adviser must maintain written proxy voting policies and procedures in accordance with applicable laws and regulations and must provide to the Trust and 1290 Asset Managers, upon request, copies of such policies and procedures.

B.	Fiduciary Duty: The Sub-Adviser’s policies and procedures must be reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of its clients.

C.	Conflicts of Interest: The Sub-Adviser’s policies and procedures must include appropriate procedures to identify and resolve as necessary, before voting client proxies, all material proxy-related conflicts of interest between the Sub-Adviser (including its affiliates) and its clients.

D.	Voting Guidelines: The Sub-Adviser’s policies and procedures must address with reasonable specificity how the Sub-Adviser will vote proxies, or what factors it will take into account, when voting on particular types of matters, e.g., corporate governance proposals, compensation issues and matters involving social or corporate responsibility.

E.	Monitoring Proxy Voting: The Sub-Adviser must have a system and/or process that is reasonably designed to ensure that proxies are voted on behalf of its clients in a timely and efficient manner.

F.	Record Retention and Inspection: The Sub-Adviser must have an established system for creating and retaining all appropriate documentation relating to its proxy voting activities as required by applicable laws and regulations. The SubAdviser must provide to the Trust and 1290 Asset Managers such information and records with respect to proxies relating to the Trust’s portfolio securities as required by law and as the Trust or 1290 Asset Managers may reasonably request.

VI.	DISCLOSURE OF TRUST’S PROXY VOTING POLICIES AND PROCEDURES AND VOTING RECORD

1290 Asset Managers, on behalf of the Trust, will take reasonable steps as necessary to seek to ensure that the Trust complies with all applicable laws and regulations relating to disclosure of the Trust’s proxy voting policies and procedures and its proxy voting record. 1290 Asset Managers (including, at its option, through third-party service providers) will maintain a system that is reasonably designed to ensure that its actual proxy voting record and the actual proxy voting record of the Sub-Advisers with respect to the Trust’s portfolio securities are collected, processed, filed with the Securities and Exchange Commission and made available to the Trust’s shareholders as required by applicable laws and regulations.

VII.	REPORTS TO TRUST’S BOARD OF TRUSTEES

1290 Asset Managers will periodically (but no less frequently than annually) report to the Board of Trustees with respect to the Trust’s implementation of its proxy voting program, including summary information with respect to the proxy voting record of the Sub-Advisers with respect to the sub-advised portfolios’ and Sub-Advised Portions’ portfolio securities and any other information requested by the Board of Trustees.

Adopted: June 10, 2014

Effective: June 10, 2014

C-2

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust.[1]

(a)(2)	Certificate of Amendment to the Certificate of Trust.[1]

(a)(3)	Agreement and Declaration of Trust.[2]

(a)(4)	Amended and Restated Agreement and Declaration of Trust.[2]

(a)(5)	Second Amended and Restated Agreement and Declaration of Trust.[13]

(b)(1)	By-Laws.[2]

(b)(2)	Amended and Restated By-Laws.[2]

(b)(3)	Second Amended and Restated By-Laws. [13]

(c)	None, other than Exhibits (a) and (b).

(d)	Investment Advisory Contracts

(d)(1)	Investment Advisory Agreement dated as of September 1, 2014 between 1290 Funds and AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers (“FMG LLC” or “1290 Asset Managers”).[4]

(d)(1)(i)	Amendment No. 1 effective as of July 1, 2015 to the Investment Advisory Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[5]

(d)(1)(ii)	Amendment No. 2 effective as of February 29, 2016 to the Investment Advisory Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[8]

(d)(1)(iii)	Amendment No. 3 effective as of March 30, 2016 to the Investment Advisory Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[9]

(d)(1)(iv)	Amendment No. 4 effective as of November 1, 2016 to the Investment Advisory Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[13]

(d)(1)(v)	Amendment No. 5 effective as of February 28, 2017 to the Investment Advisory Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers. (to be filed by amendment)

(d)(2)	Investment Sub-Advisory Agreement dated as of September 1, 2014 between 1290 Asset Managers and AXA Investment Managers, Inc. (“AXA IM”).[4]

(d)(2)(i)	Amendment No. 1 effective as of April 1, 2016 to the Investment Sub-Advisory Agreement dated as of September 1, 2014 between 1290 Asset Managers and AXA IM. [11]

(d)(3)	Investment Sub-Advisory Agreement dated as of September 1, 2014 between 1290 Asset Managers and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”).[4]

(d)(4)	Investment Sub-Advisory Agreement dated as of September 1, 2014 between 1290 Asset Managers and GAMCO Asset Management, Inc. (“GAMCO”).[4]

(d)(5)	Investment Sub-Advisory Agreement dated as of July 1, 2015 between 1290 Asset Managers and TCW Investment Management Company (“TCW”).[5]

(d)(6)	Investment Sub-Advisory Agreement dated as of July 1, 2015 between 1290 Asset Managers and Pacific Investment Management Company, LLC (“PIMCO”).[5]

(d)(7)	Investment Sub-Advisory Agreement dated as of July 1, 2015 between 1290 Asset Managers and Palisade Capital Management, LLC (“Palisade”).[5]

(d)(8)	Investment Sub-Advisory Agreement dated as of February 29, 2016 between 1290 Asset Managers and DoubleLine Capital LP (“DoubleLine”).[8]

(e)	Underwriting Contracts

(e)(1)	Distribution Agreement dated as of October 28, 2014 between 1290 Funds and ALPS Distributors, Inc. (“ALPS”) with respect to Class A, Class C, Class I and Class R shares.[4]

(e)(1)(i)	Amendment No. 1 effective as of July 1, 2015 to the Distribution Agreement dated as of October 28, 2014 between 1290 Funds and ALPS. [5]

(e)(1)(ii)	Amendment No. 2 effective as of March 3, 2016 to the Distribution Agreement dated as of October 28, 2014 between 1290 Funds and ALPS.[9]

(e)(1)(iii)	Amendment No. 3 effective as of March 30, 2016 to the Distribution Agreement dated as of October 28, 2014 between 1290 Funds and ALPS.[9]

(e)(1)(iv)	Amendment No. 4 effective as of November 1, 2016 to the Distribution Agreement dated as of October 28, 2014 between 1290 Funds and ALPS.[13]

(e)(1)(v)	Amendment No. 5 effective as of February 28, 2017 to the Distribution Agreement dated as of October 28, 2014 between 1290 Funds and ALPS. (to be filed by amendment)

(g)	Custodian Agreements

(g)(1)	Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[4]

(g)(1)(i)	Amendment No. 1 effective as of July 1, 2015 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank. [5]

(g)(1)(ii)	Amendment No. 2 effective as of February 29, 2016 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[8]

(g)(1)(iii)	Amendment No. 3 effective February 29, 2016 to the Global Custody Agreement between 1290 Funds and JPMorgan Chase Bank.[9]

(g)(1)(iv)	Amendment No. 4 effective March 28, 2016 to the Global Custody Agreement between 1290 Funds and JPMorgan Chase Bank.[10]

(g)(1)(v)	Amendment No. 5 effective May 6, 2016 to the Global Custody Agreement between 1290 Funds and JPMorgan Chase Bank.[13]

(g)(1)(vi)	Amendment No. 6 effective November 1, 2016 to the Global Custody Agreement between 1290 Funds and JPMorgan Chase Bank. [13]

(g)(1)(vii)	Amendment No. 7 effective February 28, 2017 to the Global Custody Agreement between 1290 Funds and JPMorgan Chase Bank. (to be filed by amendment)

(h)	Other Material Contracts

(h)(1)	Mutual Funds Service Agreement dated as of September 1, 2014 between 1290 Funds and FMG LLC.[4]

(h)(1)(i)	Amendment No. 1 effective as of July 1, 2015 to the Mutual Funds Service Agreement dated as of September 1, 2014 between 1290 Funds and FMG LLC.[5]

(h)(1)(ii)	Amendment No. 2 effective as of February 29, 2016 to the Mutual Funds Service Agreement dated as of September 1, 2014 between 1290 Funds and FMG LLC.[8]

(h)(1)(iii)	Amendment No. 3 effective as of March 30, 2016 to the Mutual Funds Service Agreement dated as of September 1, 2014 between 1290 Funds and FMG LLC.[9]

(h)(1)(iv)	Amendment No. 4 effective as of November 1, 2016 to the Mutual Funds Service Agreement dated as of September 1, 2014 between 1290 Funds and FMG LLC.[13]

(h)(1)(v)	Amendment No. 5 effective as of February 28, 2017 to the Mutual Funds Service Agreement dated as of September 1, 2014 between 1290 Funds and FMG LLC. (to be filed by amendment)

(h)(2)	Expense Limitation Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[4]

(h)(2)(i)	Amendment No. 1 effective as of July 1, 2015 to the Expense Limitation Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[5]

(h)(2)(ii)	Amendment No. 2 effective as of February 29, 2016 to the Expense Limitation Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[8]

(h)(2)(iii)	Amendment No. 3 effective as of March 30, 2016 to the Expense Limitation Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[9]

(h)(2)(iv)	Amendment No. 4 effective as of November 1, 2016 to the Expense Limitation Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[13]

(h)(2)(v)	Amendment No. 5 effective as of February 28, 2017 to the Expense Limitation Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers. (to be filed by amendment)

(h)(3)	Organizational Expenses Agreement dated as of October 27, 2014 between 1290 Funds and FMG LLC.[4]

(h)(4)	Transfer Agency and Service Agreement dated as of October 29, 2014 between 1290 Funds and Boston Financial Data Services, Inc. (“BFDS”).[4]

(h)(4)(i)	Amendment No. 1 effective as of July 1, 2015 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS. [5]

(h)(4)(ii)	Amendment No. 2 effective as of March 3, 2016 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS.[9]

(h)(4)(iii)	Amendment No. 3 effective as of April 1, 2016 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS.[10]

(h)(4)(iv)	Amendment No. 4 effective as of November 1, 2016 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS.[14]

(h)(4)(v)	Amendment No. 5 effective as of February 28, 2017 to the Transfer Agency and Services Agreement dated October 29, 2014 between 1290 Funds and BFDS. (to be filed by amendment)

(i)	Legal Opinion

(i)(1)	Opinion and Consent of K&L Gates LLP with respect to the Funds. (to be filed by amendment)

Other Consents

(j)(1)	Consent of Independent Registered Public Accounting Firm. (none)

(k)	None.

(l)	Initial Capital Agreement.[2]

(m)	Distribution Plans

(m)(1)	Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”) for 1290 Funds’ Class A, Class C and Class R shares adopted as of June 10, 2014.[3]

(m)(2)	Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for 1290 Funds’ Class T shares adopted as of December 1, 2016. (to be filed by amendment)

(n)	Multiple Class Plan

(n)(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 under the 1940 Act.[4]

(n)(2)	Second Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 under the 1940 Act. (to be filed by amendment)

(p)	Codes of Ethics

(p)(1)	Code of Ethics for 1290 Funds and FMG LLC.[2]

(p)(2)	Code of Ethics of AXA IM.[2]

(p)(3)	Code of Ethics of AXA Rosenberg.[2]

(p)(4)	Revised Code of Ethics of GAMCO, revised March 15, 2016.[12]

(p)(5)	Code of Ethics of ALPS.[4]

(p)(6)	Revised Code of Ethics of TCW, revised March 3, 2016. [12]

(p)(6)(i)	Amendments to TCW’s Revised Code of Ethics, dated September 27, 2016.[14]

(p)(7)	Revised Code of Ethics of PIMCO, revised August 2016 .[14]

(p)(8)	Revised Code of Ethics of Palisade, revised February 2016. [12]

(p)(9)	Code of Ethics of DoubleLine, revised June 1, 2016.[13]

Other Exhibits:

Powers of Attorney.2

Power of Attorney for Thomas W. Brock.6

Power of Attorney for Steven M. Joenk.7

1.	Incorporated by reference to and/or previously filed with Registrant’s Initial Registration Statement on Form N-1A filed on April 18, 2014. (File No. 333-195390).
2.	Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 27, 2014. (File No. 333-195390).
3.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on August 27, 2014. (File No. 333-195390).
4.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on November 4, 2014. (File No. 333-195390).
5.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A filed on June 30, 2015. (File No. 333-195390).
6.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2016 (File No. 333-195390).
7.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2016 (File No. 333-195390).
8.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed on March 2, 2016 (File No. 333-195390).
9.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on March 30, 2016 (File No. 333-195390).
10.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A filed on March 31, 2016 (File No. 333-195390).
11.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on April 29, 2016 (File No. 333-195390).
12.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on June 30, 2016 (File No. 333-195390).
13.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A filed on October 31, 2016 (File No. 333-195390).
14.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on December 15, 2016 (File No. 333-195390).

Item 29. Persons Controlled by or Under Common Control with the Trust

None.

Item 30. Indemnification

Registrant’s Second Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”).

Article VII, Section 7.2 of the Declaration of Trust of 1290 Funds states, in relevant part, that a “Trustee or officer of the Trust, when acting in such capacity, shall not be personally liable to any Person, other than to the Trust, a Series or a Shareholder to the extent expressly provided in this Article VII. No person who is or has been a Trustee or officer of the Trust shall be liable to the Trust, or a Series, or a Shareholder for any action or failure to act or for any other reason except solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office of Trustee or officer as described herein, and shall not be liable for errors of judgment or mistakes of fact or law. A Trustee or officer of the Trust shall not be responsible or liable in any event for any neglect or wrongdoing of any person, including any other Trustee, officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust or any Series.” Article VII, Section 7.4 of 1290 Funds’ Declaration of Trust further states, in relevant part, that the “Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee or agent of the Trust in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.”

Article VII, Section 7.5, subsection (a) of the Declaration of Trust of 1290 Funds further states, in relevant part, that “[s]ubject to the exceptions and limitations contained in subsection (b) below. . . every person who is, or has been, a Trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.” Article VII, Section 7.5, subsection (b) of 1290 Funds’ Declaration of Trust states, in relevant part, that “no indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust, a Series or any Shareholder by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as described herein; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as described herein: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).” Article VII, Section 7.5, subsection (c) of 1290 Funds’ Declaration of Trust also states, in relevant part, that the “rights of indemnification herein provided may be insured against by policies maintained by the Trust shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.”

The Registrant’s Investment Advisory Agreement states:

Limitations on Liability. The Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, or reckless disregard of its duties to the Trust as specified in this Agreement.

The Registrant’s Investment Sub-Advisory Agreements generally state:

5. LIABILITY AND INDEMNIFICATION

A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Sub-Adviser nor any of its officers, members or employees (together its “Affiliates”) shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser or the Trust as a result of any error of judgment or mistake of law by the Sub-Adviser or its Affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Sub-Adviser or its Affiliates for, and the Sub-Adviser shall indemnify and hold harmless the Trust, the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, or at common law, if the losses or claims arise out of or are based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Sub-Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Sub-Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees (as defined below) for use therein. The Sub-Adviser does not make any warranty that the investment performance of the Fund will meet any particular standard, such as the performance of an index or another portfolio managed by the Sub-Adviser.

B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Adviser and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Sub-Adviser as a result of any error of judgment or mistake of law by the Adviser with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for, and the Adviser shall indemnify and hold harmless the Sub-Adviser, all affiliated persons thereof (within the meaning of Section 2(a) (3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Sub-Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Sub-Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise, if the losses or claims arise out of or are based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by an Sub-Adviser Indemnitee for use therein.

C. Notwithstanding any other provision of this Agreement, Sub-Adviser shall not be liable to any Adviser Indemnitee, the Fund or any of its shareholders for (i) any acts of a Adviser Indemnitee or any other adviser to the Fund with respect to the portion of the assets of the Fund not allocated to Sub-Adviser under this Agreement and (ii) acts of any Adviser Indemnitee which result from or are based upon acts of a Adviser Indemnitee, including, but not limited to, failure of a Adviser Indemnitee to provide accurate and current information with respect to any records maintained by such Adviser Indemnitee, which records are not also maintained by Sub-Adviser or, to the extent such records relate to the Fund, otherwise available to the Sub-Adviser upon reasonable request. Adviser shall indemnify the Sub-Adviser Indemnitees from any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) arising from the conduct of a Adviser Indemnitee and any other adviser to the Fund with respect to the portion of the Fund’s assets not allocated to Sub-Adviser and with respect to any other portfolio of the Trust.

Section 7(b) of the Registrant’s Distribution Agreement states:

In the absence of willful misfeasance, bad faith, negligence or reckless disregard by ALPS in the performance of its duties, obligations or responsibilities set forth in this Agreement, ALPS and its affiliates, including their respective officers, directors, agents and employees, shall not be liable for, and the Trust agrees to indemnify, defend and hold harmless such persons from, all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, reasonable attorneys’ fees and disbursements and liabilities arising under applicable federal and state laws) arising directly or indirectly from the following:

(i)	any untrue statement of a material fact or omission of a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, the 1940 Act or any other statute or the common law, in any registration statement, prospectus, statement of additional information, shareholder report or other information filed or made public by the Trust (as amended from time to time), except to the extent the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of ALPS;

(ii)	any wrongful act of the Trust or any of its officers;

(iii)	any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which this Agreement relates;

(iv)	ALPS’s reliance on any instruction, direction, notice, instrument or other information from the Trust or its duly appointed agents that ALPS reasonably believes to be genuine; or

(v)	loss of data or service interruptions caused by equipment failure.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:

(a) FMG LLC shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or gross negligence on FMG LLC’s part (or on the part of any third party to whom FMG LLC has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by FMG LLC (or by such third party) of its obligations and duties under this Agreement (in the case of FMG LLC) or under an agreement with FMG LLC (in the case of such third party) or, subject to Section 10 below, FMG LLC’s (or such third party) refusal or failure to comply with the terms of this Agreement (in the case of FMG LLC) or an agreement with FMG LLC (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of FMG LLC) or under an agreement with FMG LLC (in the case of such third party). In no event shall FMG LLC (or such third party) be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if FMG LLC (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b) Except to the extent that FMG LLC may be held liable pursuant to Section 6(a) above, FMG LLC shall not be responsible for, and the Trust shall indemnify and hold FMG LLC harmless from and against, any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities including, but not limited to, those arising out of or attributable to:

(i) any and all actions of FMG LLC or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by FMG LLC or its officers or agents of information, records, or documents which are received by FMG LLC or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving gross negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

(v) the reliance on or the carrying out by FMG LLC or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to FMG LLC by data services, including data services providing information in connection with any third party computer system licensed to FMG LLC, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust’s Registration Statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Adviser, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom FMG LLC or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Fund, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including, but not limited to, lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify FMG LLC pursuant to this Agreement.

The Registrant’s Global Custody Agreement.

Section 3.2 of 1290 Funds’ Global Custody Agreement states, in relevant part, that the “Customer authorizes J.P. Morgan to accept, rely upon and/or act upon any Instructions received by it without inquiry. The Customer will indemnify [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] against, and hold each of them harmless from, any Liabilities that may be imposed on, incurred by, or asserted against [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] as a result of any action or omission taken in accordance with any Instruction.”

Section 6.1 of 1290 Funds’ Global Custody Agreement states, in relevant part, that “J.P. Morgan may rely upon the certification of such other facts as may be required to administer J.P. Morgan’s obligations under this Agreement and the Customer shall indemnify J.P. Morgan against all losses, liability, claims or demands arising directly or indirectly from any such certifications.”

Section 7.1 of 1290 Funds’ Global Custody Agreement states, in relevant part, that the “Customer will indemnify [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] against, and hold them harmless from, any Liabilities that may be imposed on, incurred by or asserted against any of [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] in connection with or arising out of (i) J.P. Morgan’s performance under this Agreement, provided [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] have not acted with negligence or engaged in fraud or willful misconduct in connection with the Liabilities in question or (ii) [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] status as a holder of record of the Customer’s Financial Assets. Nevertheless, the Customer will not be obligated to indemnify [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] under the preceding sentence with respect to any Liability for which J.P. Morgan is liable under Section 5.2(a) of this Agreement.”

UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Adviser and Sub-Advisers

1290 Asset Managers is a registered investment adviser and serves as investment manager for all funds of the Registrant. The descriptions of 1290 Asset Managers and each of the advisers, as applicable, under the caption “Management of the Funds – The Adviser” or “About the Funds” in the Prospectus and under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Parts A and B, respectively, of 1290 Funds’ Registration Statement are incorporated herein by reference.

The information as to the directors and officers of 1290 Asset Managers is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-72220) and is incorporated herein by reference.

1290 Asset Managers, with the approval of the Registrant’s Board of Trustees, selects sub-advisers for certain funds of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for such funds.

The information as to the directors and officers of GAMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-14132) and is incorporated herein by reference.

The information for AXA IM is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60374) and is incorporated herein by reference.

The information for AXA Rosenberg is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56080) and is incorporated herein by reference.

The information for TCW is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6642) and is incorporated herein by reference.

The information for PIMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) and is incorporated herein by reference.

The information for Palisade is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48401) and is incorporated herein by reference.

The information for DoubleLine is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-70942) and is incorporated herein by reference.

Item 32. Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Columbia ETF Trust, Columbia ETF Trust I, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF Trust, ETFS Trust, EGA Emerging Global Shares Trust, Elevation ETF Trust, Elkhorn ETF Trust, FactorShares Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY Next Shares, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Owlshares ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

Item 33. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10007

(b) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Adviser or Sub-Administrator:

JPMorgan Chase Bank, N.A.	AXA Equitable Funds Management Group, LLC
70 Fargo Street	1290 Avenue of the Americas
Boston, MA 02210	New York, New York 10104*

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Adviser or Sub-Advisers:

AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, NY 10104	GAMCO Asset Management Inc. One Corporate Center Rye, NY 10580

AXA Investment Managers, Inc. 100 West Putnam Avenue Greenwich, CT 06830	AXA Rosenberg Investment Management LLC Orinda Way, Building E Orinda, CA 94563

TCW Investment Management Company 865 S. Figueroa St., Suite 1800 Los Angeles, CA 90017-2593	Palisade Capital Management, LLC 1 Bridge Plaza North, Suite 695 Fort Lee, NJ 07024-7102

Pacific Investment Management Company, LLC 650 Newport Center Drive Newport Beach, CA 92260	DoubleLine Capital, LP 333 South Grand Avenue, 18th Fl. Los Angeles, CA 90071

(d) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(c) and 31a-1(d), the required books and records are currently maintained at the offices of the Registrant’s Distributor:

ALPS Distributors, Inc.

1290 Broadway, #1100

Denver, CO 80203

(e) With respect to Rules 31a-1(a), 31a-1(b)(1), (2), the required books and records are currently maintained at the offices of the Registrant’s Transfer Agent:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Item 34. Management Services

None.

Item 35. Undertakings

Inapplicable.

*	AXA Equitable Funds Management Group, LLC may maintain certain books and records at the offices of its parent AXA Equitable Life Insurance Company, at 525 Washington Blvd., Jersey City, NJ 07310 and at offsite storage facilities, including: (1) EDM Americas, 123 Wyoming Avenue, Scranton, PA 18503, 109 Lakeside Avenue, Delano, PA 18220, W.W. Scranton Office Park, 100 Ernie Preate Dr., Moosic, PA 18507, 199 South St., West Pittston, PA 18643 and 151-15 East Market St., Wilkes-Barre, PA 18701; (2) Iron Mountain, 70 Twinbridge Drive, Pennsauken, NJ 08110, 4500 Steelway Blvd., Liverpool, NY 13090-3514, and 220 Wavel St., Syracuse, NY 13206-1312.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A (“Post-Effective Amendment”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 23rd day of December 2016.

1290 FUNDS
By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Trustee, Chairman, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Trustee, Chairman, President and Chief Executive Officer	December 23, 2016

/s/ Christopher P.A. Komisarjevsky* Christopher P.A. Komisarjevsky	Trustee	December 23, 2016

/s/ Gary S. Schpero* Gary S. Schpero	Trustee	December 23, 2016

/s/ Kenneth L. Walker* Kenneth L. Walker	Trustee	December 23, 2016

/s/ Caroline L. Williams* Caroline L. Williams	Trustee	December 23, 2016

/s/ Donald E. Foley* Donald E. Foley	Trustee	December 23, 2016

/s/ H. Thomas McMeekin* H. Thomas McMeekin	Trustee	December 23, 2016

/s/ Thomas W. Brock* Thomas W. Brock	Trustee	December 23, 2016

/s/ Brian E. Walsh* Brian E. Walsh	Treasurer and Chief Financial Officer	December 23, 2016

*By: /s/ Steven M. Joenk Steven M. Joenk (Attorney-in-Fact)